UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31 fiscal year end:

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, and Wells Fargo Stable Income Portfolio.

Date of reporting period: February 29, 2016

ITEM 1.	INVESTMENTS

Wells Fargo WealthBuilder Conservative Allocation Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 1.65%
iShares MSCI Japan Index ETF			45,722	$497,913
iShares National AMT-Free Municipal Bond ETF			66,599	7,416,465
WisdomTree Japan Hedged Equity ETF			11,841	492,823

Total Exchange-Traded Funds (Cost $8,406,068)				8,407,201

Investment Companies : 97.89%

Affiliated Master Portfolios : 26.48%
Wells Fargo Core Bond Portfolio				120,775,533
Wells Fargo Emerging Growth Portfolio				3,879,218
Wells Fargo International Growth Portfolio				6,024,139
Wells Fargo Small Company Value Portfolio				3,849,405

				134,528,295

Alternative Investment Funds : 6.48%
AQR Managed Futures Strategy Fund Class I			476,723	5,067,568
PIMCO CommodityRealReturn Strategy Fund Institutional Class			2,271,406	13,764,720
The Arbitrage Fund Class I †			388,775	5,054,079
Voya Global Real Estate Fund Class I			488,807	9,067,362

				32,953,729

Bond Funds : 47.98%
Oppenheimer International Bond Fund Class Y			4,264,890	23,328,951
PIMCO High Yield Fund Institutional Class			6,311,697	51,440,332
Wells Fargo Government Securities Fund Institutional Class (l)			6,709,212	76,149,553
Wells Fargo Short Duration Government Bond Fund Class R6 (l)			9,265,634	92,841,651

				243,760,487

Stock Funds : 16.95%
American Century Growth Fund Institutional Class			236,403	6,281,224
DFA International Small Cap Value Portfolio Institutional Class			118,194	2,027,019
Dodge & Cox International Stock Fund			94,687	3,039,456
Invesco Growth and Income Fund Class R6			348,081	7,542,908
MFS Value Fund Class I			474,200	15,017,924
Oakmark Fund Class I			130,507	7,534,168
Oppenheimer Developing Markets Fund Class Y			54,329	1,516,314
Royce Pennsylvania Mutual Fund Investor Class			421,035	3,844,046
T. Rowe Price Blue Chip Growth Fund Retail Class			135,707	8,807,416
T. Rowe Price International Discovery Fund			40,670	2,018,026
Templeton Institutional Foreign Equity Fund Primary Class			176,361	3,029,878
Thornburg International Value Fund Institutional Class			403,291	9,009,525
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			151,313	2,528,446
Wells Fargo Endeavor Select Fund Institutional Class (l)			591,198	5,054,739
Wells Fargo Large Cap Growth Fund Class R6 (l)			119,647	5,050,311
Wells Fargo Small Cap Value Fund Class R6 (l)			210,851	3,837,482

				86,138,882

Total Investment Companies (Cost $499,991,921)				497,381,393

	Yield
Short-Term Investments : 0.50%

Investment Companies : 0.22%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.43%		1,100,000	1,100,000

		Maturity date	Principal
U.S. Treasury Securities : 0.28%
U.S. Treasury Bill #(z)	0.17	3-31-2016	$487,000	486,900
U.S. Treasury Bill #(z)	0.19	3-24-2016	584,000	583,915
U.S. Treasury Bill #(z)	0.22	3-10-2016	1,000	1,000

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo WealthBuilder Conservative Allocation Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill #(z)		0.27%	4-21-2016	$225,000	$224,909
U.S. Treasury Bill #(z)		0.27	4-28-2016	126,000	125,944

					1,422,668

Total Short-Term Investments (Cost $2,522,711)					2,522,668

Total investments in securities (Cost $510,920,700)*	100.04%				508,311,262

Other assets and liabilities, net	(0.04)				(226,432)

Total net assets	100.00%				$508,084,830

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $519,339,104 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,681,890
Gross unrealized losses	(30,709,732)

Net unrealized losses	$(11,027,842)

Abbreviations:

AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo WealthBuilder Conservative Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Portfolios as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$8,407,201	$0	$0	$8,407,201
Investment companies	362,853,098	0	0	362,853,098
Short-term investments
Investment companies	1,100,000	0	0	1,100,000
U.S. Treasury securities	1,422,668	0	0	1,422,668
Investments measured at net asset value*				134,528,295

Total assets	$373,782,967	$0	$0	$508,311,262

Liabilities
Futures contracts	$156,261	$0	$0	$156,261

Total liabilities	$156,261	$0	$0	$156,261

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

At February 29, 2016, the Portfolio’s investment in each affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	seeks long-term capital appreciation

At February 29, 2016, the affiliated Master Portfolios in aggregate were valued at $134,528,295 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

An affiliated investment is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	0	162,771	11,458	151,313	$2,528,446
Wells Fargo Emerging Markets Equity Fund Institutional Class	124,192	2,809	127,001	0	0

Wells Fargo Endeavor Select Fund Institutional Class	383,422	253,287	45,511	591,198	5,054,739
Wells Fargo Government Securities Fund Institutional Class	8,120,190	265,035	1,676,013	6,709,212	76,149,553
Wells Fargo Large Cap Growth Fund Class R6	0	129,102	9,455	119,647	5,050,311
Wells Fargo Large Cap Growth Fund Institutional Class	109,534	460	109,994	0	0
Wells Fargo Short Duration Government Bond Fund Class R6	0	10,140,468	874,834	9,265,634	92,841,651
Wells Fargo Short Duration Government Bond Fund Institutional Class	10,057,069	27,125	10,084,194	0	0
Wells Fargo Small Cap Value Fund Class R6	0	227,396	16,545	210,851	3,837,482
Wells Fargo Small Cap Value Fund Institutional Class	142,460	2,624	145,084	0	0

In addition, the Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo Core Bond Portfolio	4%		3%		$120,775,533
Wells Fargo Emerging Growth Portfolio	0	*	0	*	3,879,218
Wells Fargo International Growth Portfolio	4		4		6,024,139
Wells Fargo Small Company Value Portfolio	2		2		3,849,405

*	The amount invested is less than 1%.

Derivative transactions

For the nine months ended February 29, 2016, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2016, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
3-14-2016	Goldman Sachs	50 Short	Japanese Yen Futures	$5,541,875	$(450,875)
3-18-2016	Goldman Sachs	128 Long	S&P 500 E-Mini Index	12,348,800	413,316
6-21-2016	Goldman Sachs	146 Short	10-Year U.S. Treasury Notes	19,055,281	16,653

Wells Fargo WealthBuilder Equity Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Investment Companies : 99.83%
Affiliated Master Portfolios : 10.89%
Wells Fargo Emerging Growth Portfolio		$3,007,517
Wells Fargo International Growth Portfolio		7,443,202
Wells Fargo Small Company Value Portfolio		3,232,624

		13,683,343

Stock Funds : 88.94%
American Century Growth Fund Institutional Class	355,260	9,439,267
DFA International Small Cap Value Portfolio Institutional Class	146,855	2,518,563
Dodge & Cox International Stock Fund	114,991	3,691,206
Invesco Growth and Income Fund Class R6	436,742	9,464,199
MFS Value Fund Class I	597,682	18,928,589
Oakmark Fund Class I	163,759	9,453,801
Oppenheimer Developing Markets Fund Class Y	113,001	3,153,864
Royce Pennsylvania Mutual Fund Investor Class	355,540	3,246,081
T. Rowe Price Blue Chip Growth Fund Retail Class	201,169	13,055,880
T. Rowe Price International Discovery Fund	50,331	2,497,431
Templeton Institutional Foreign Equity Fund Primary Class	217,829	3,742,300
Thornburg International Value Fund Institutional Class	500,646	11,184,427
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	188,072	3,142,689
Wells Fargo Endeavor Select Fund Institutional Class (l)	873,400	7,467,566
Wells Fargo Large Cap Growth Fund Class R6 (l)	178,277	7,525,057
Wells Fargo Small Cap Value Fund Class R6 (l)	178,784	3,253,860

		111,764,780

Total Investment Companies (Cost $119,008,120)		125,448,123

		Yield
Short-Term Investments : 0.32%
Investment Companies : 0.32%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43%	400,000	400,000

Total Short-Term Investments (Cost $400,000)				400,000

Total investments in securities (Cost $119,408,120)*	100.15%			125,848,123
Other assets and liabilities, net	(0.15)			(186,504)

Total net assets	100.00%			$125,661,619

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $120,302,409 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,448,459
Gross unrealized losses	(9,902,745)

Net unrealized gains	$5,545,714

1

Wells Fargo WealthBuilder Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments — February 29, 2016 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments in registered open-end investment companies are valued at net asset value.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$111,764,780	$0	$0	$111,764,780
Short-term investments
Investment companies	400,000	0	0	400,000
Investments measured at net asset value*				13,683,343

Total assets	$112,164,780	$0	$0	$125,848,123

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 29, 2016, the Portfolio’s investment in each affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At February 29, 2016, the affiliated Master Portfolios in aggregate were valued at $13,683,343 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

An affiliated investment is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or at the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Institutional Class	172,208	2,819	175,027	0	$0
Wells Fargo Emerging Markets Equity Fund Class R6	0	203,578	15,506	188,072	3,142,689
Wells Fargo Endeavor Select Fund Institutional Class	633,517	309,196	69,313	873,400	7,467,566
Wells Fargo Large Cap Growth Fund Institutional Class	181,327	427	181,754	0	0
Wells Fargo Large Cap Growth Fund Class R6	0	193,481	15,204	178,277	7,525,057
Wells Fargo Small Cap Value Fund Institutional Class	131,197	19	131,216	0	0
Wells Fargo Small Cap Value Fund Class R6	0	195,367	16,583	178,784	3,253,860

In addition, the Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo Emerging Growth Portfolio	0	%*	0	%*	$3,007,517
Wells Fargo International Growth Portfolio	6		5		7,443,202
Wells Fargo Small Company Value Portfolio	2		2		3,232,624

*	The amount invested is less than 1%.

Wells Fargo WealthBuilder Growth Allocation Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name		Shares	Value
Exchange-Traded Funds : 1.01%
iShares MSCI Japan Index ETF		144,643	$1,575,162
iShares National AMT-Free Municipal Bond ETF		9,727	1,083,199
WisdomTree Japan Hedged Equity ETF		33,990	1,414,664

Total Exchange-Traded Funds (Cost $4,775,054)			4,073,025

Investment Companies : 98.31%

Affiliated Master Portfolios : 15.14%
Wells Fargo Core Bond Portfolio			18,982,512
Wells Fargo Emerging Growth Portfolio			11,115,333
Wells Fargo International Growth Portfolio			19,123,569
Wells Fargo Small Company Value Portfolio			12,157,760

			61,379,174

Alternative Investment Funds : 6.54%
AQR Managed Futures Strategy Fund Class I		391,163	4,158,064
PIMCO CommodityRealReturn Strategy Fund Institutional Class		1,798,665	10,899,907
The Arbitrage Fund Class I †		317,129	4,122,671
Voya Global Real Estate Fund Class I		395,338	7,333,524

			26,514,166

Bond Funds : 8.48%
Oppenheimer International Bond Fund Class Y		1,492,230	8,162,498
PIMCO High Yield Fund Institutional Class		1,352,627	11,023,907
Wells Fargo Government Securities Fund Institutional Class (l)		1,337,148	15,176,628

			34,363,033

Stock Funds : 68.15%
American Century Growth Fund Institutional Class		765,051	20,327,409
DFA International Small Cap Value Portfolio Institutional Class		377,561	6,475,178
Dodge & Cox International Stock Fund		284,752	9,140,535
Invesco Growth and Income Fund Class R6		1,118,006	24,227,183
MFS Value Fund Class I		1,549,071	49,059,078
Oakmark Fund Class I		417,681	24,112,753
Oppenheimer Developing Markets Fund Class Y		173,669	4,847,094
Royce Pennsylvania Mutual Fund Investor Class		1,373,035	12,535,813
T. Rowe Price Blue Chip Growth Fund Retail Class †		431,039	27,974,425
T. Rowe Price International Discovery Fund		129,909	6,446,105
Templeton Institutional Foreign Equity Fund Primary Class		551,703	9,478,255
Thornburg International Value Fund Institutional Class		1,282,801	28,657,773
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		482,151	8,056,751
Wells Fargo Endeavor Select Fund Institutional Class † (l)		1,892,978	16,184,960
Wells Fargo Large Cap Growth Fund Class R6 (l)		379,978	16,038,883
Wells Fargo Small Cap Value Fund Class R6 † (l)		692,757	12,608,181

			276,170,376

Total Investment Companies (Cost $413,629,233)			398,426,749

	Yield	Shares
Short-Term Investments : 0.88%
Investment Companies : 0.24%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.43%	993,129	993,129

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo WealthBuilder Growth Allocation Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.64%
U.S. Treasury Bill #(z)		0.15%	3-31-2016	$920,000	$919,811
U.S. Treasury Bill #(z)		0.19	3-24-2016	972,000	971,859
U.S. Treasury Bill #(z)		0.21	3-10-2016	14,000	13,999
U.S. Treasury Bill #(z)		0.27	4-28-2016	341,000	340,849
U.S. Treasury Bill #(z)		0.45	4-21-2016	330,000	329,866
					2,576,384

Total Short-Term Investments (Cost $3,569,606)					3,569,513

Total investments in securities (Cost $421,973,893)*	100.20%				406,069,287

Other assets and liabilities, net	(0.20)				(813,952)

Total net assets	100.00%				$405,255,335

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $431,405,428 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,688,500
Gross unrealized losses	(52,024,641)

Net unrealized losses	$(25,336,141)

Abbreviations:

AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo WealthBuilder Growth Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

1

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$4,073,025	$0	$0	$4,073,025
Investment companies	337,047,575	0	0	337,047,575
Short-term investments
Investment companies	993,129	0	0	993,129
U.S. Treasury securities	2,576,384	0	0	2,576,384
Investments measured at net asset value*				61,379,174

Total assets	$344,690,113	$0	$0	$406,069,287

Liabilities
Futures contracts	$345,826	$0	$0	$345,826

Total liabilities	$345,826	$0	$0	$345,826

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 29, 2016, the Portfolio’s investment in each affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At February 29, 2016, the affiliated Master Portfolios in aggregate were valued at $61,379,174 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 29, 2016 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	0	491,460	9,309	482,151	$8,056,751
Wells Fargo Emerging Markets Equity Fund Institutional	411,518	7,708	419,226	0	0
Wells Fargo Endeavor Select Fund Institutional Class	1,269,337	678,246	54,605	1,892,978	16,184,960
Wells Fargo Government Securities Fund Institutional Class	1,743,801	441,146	847,799	1,337,148	15,176,628
Wells Fargo Large Cap Growth Fund Class R6	0	386,803	6,825	379,978	16,038,883
Wells Fargo Large Cap Growth Fund Institutional Class	363,446	692	364,138	0	0
Wells Fargo Small Cap Value Fund Class R6	0	723,143	30,386	692,757	12,608,181
Wells Fargo Small Cap Value Fund Institutional Class	474,722	0	474,722	0	0

2

In addition, the Portfolio invested in affiliated Master Portfolios. The following is a summary of transactions with affiliated Master Portfolios.

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo Core Bond Portfolio	0	%*	0	%*	$18,982,512
Wells Fargo Emerging Growth Portfolio	1		1		11,115,333
Wells Fargo International Growth Portfolio	14		14		19,123,569
Wells Fargo Small Company Value Portfolio	7		6		12,157,760

*	The amount invested is less than 1%.

Derivative transactions

For the nine months ended February 29, 2016, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2016, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
3-14-2016	Goldman Sachs	172 Short	Japanese Yen Futures	$19,064,050	$(1,551,010)
3-18-2016	Goldman Sachs	207 Long	S&P 500 E-Mini Index	19,970,325	639,862
6-21-2016	Goldman Sachs	234 Short	10-Year U.S. Treasury Notes	30,540,656	26,691

3

Wells Fargo WealthBuilder Growth Balanced Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 1.22%
iShares MSCI Japan Index ETF			246,959	$2,689,384
iShares National AMT-Free Municipal Bond ETF			54,862	6,109,432
WisdomTree Japan Hedged Equity ETF			60,553	2,520,217

Total Exchange-Traded Funds (Cost $12,382,590)				11,319,033

Investment Companies : 98.18%
Affiliated Master Portfolios : 19.31%
Wells Fargo Core Bond Portfolio				105,119,630
Wells Fargo Emerging Growth Portfolio				20,007,689
Wells Fargo International Growth Portfolio				32,602,247
Wells Fargo Small Company Value Portfolio				21,027,005

				178,756,571

Alternative Investment Funds : 6.64%
AQR Managed Futures Strategy Fund Class I			956,915	10,172,011
PIMCO CommodityRealReturn Strategy Fund Institutional Class			4,034,459	24,448,823
The Arbitrage Fund Class I †			760,130	9,881,687
Voya Global Real Estate Fund Class I			911,543	16,909,123

				61,411,644

Bond Funds : 21.20%
Oppenheimer International Bond Fund Class Y			8,021,659	43,878,473
PIMCO High Yield Fund Institutional Class			7,384,112	60,180,517
Wells Fargo Government Securities Fund Institutional Class(l)			8,115,548	92,111,467

				196,170,457

Stock Funds : 51.03%
American Century Growth Fund Institutional Class			1,308,073	34,755,492
DFA International Small Cap Value Portfolio Institutional Class			640,156	10,978,675
Dodge & Cox International Stock Fund			501,393	16,094,701
Invesco Growth and Income Fund Class R6			1,895,679	41,079,355
MFS Value Fund Class I			2,676,394	84,761,399
Oakmark Fund Class I			710,217	41,000,824
Oppenheimer Developing Markets Fund Class Y			295,811	8,256,087
Royce Pennsylvania Mutual Fund Investor Class			2,353,074	21,483,565
T. Rowe Price Blue Chip Growth Fund Retail Class			738,419	47,923,375
T. Rowe Price International Discovery Fund			223,468	11,088,478
Templeton Institutional Foreign Equity Fund Primary Class			943,587	16,210,831
Thornburg International Value Fund Institutional Class			2,176,794	48,629,580
Wells Fargo Emerging Markets Equity Fund Class R6(l)			822,422	13,742,678
Wells Fargo Endeavor Select Fund Institutional Class(l)			3,200,917	27,367,839
Wells Fargo Large Cap Growth Fund Class R6(l)			648,618	27,378,174
Wells Fargo Small Cap Value Fund Class R6(l)			1,181,706	21,507,056

				472,258,109

Total Investment Companies (Cost $925,890,029)				908,596,781

	Yield
Short-Term Investments : 0.89%

Investment Companies : 0.29%

Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.43%		2,652,130	2,652,130

		Maturity date	Principal
U.S. Treasury Securities : 0.60%
U.S. Treasury Bill #(z)	0.16	3-31-2016	$1,920,000	1,919,606
U.S. Treasury Bill #(z)	0.19	3-24-2016	2,217,000	2,216,679
U.S. Treasury Bill #(z)	0.21	3-10-2016	32,000	31,999
U.S. Treasury Bill #(z)	0.27	4-21-2016	754,000	753,694

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo WealthBuilder Growth Balanced Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill #(z)		0.27%	4-28-2016	$652,000	$651,712

					5,573,690

Total Short-Term Investments (Cost $8,226,001)					8,225,820

Total investments in securities (Cost $946,498,620)*	100.29%				928,141,634

Other assets and liabilities, net	(0.29)				(2,666,574)

Total net assets	100.00%				$925,475,060

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $970,118,213 and unrealized gains (losses) consists of:

Gross unrealized gains	$55,931,604
Gross unrealized losses	(97,908,183)

Net unrealized losses	$(41,976,579)

Abbreviations:

AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo WealthBuilder Growth Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Portfolios as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$11,319,033	$0	$0	$11,319,033
Investment companies	729,840,210	0	0	729,840,210
Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury securities	5,573,690	0	0	5,573,690
Investments measured at net asset value*				178,756,571

Total assets	$749,385,063	$0	$0	$928,141,634

Liabilities
Futures contracts	$684,018	$0	$0	$684,018

Total liabilities	$684,018	$0	$0	$684,018

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

At February 29, 2016, the Portfolio’s investment in each affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	seeks long-term capital appreciation

At February 29, 2016, the affiliated Master Portfolios in aggregate were valued at $178,756,571 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

An affiliated investment is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	0	839,025	16,603	822,422	$13,742,678
Wells Fargo Emerging Markets Equity Fund Institutional Class	690,996	22,616	713,612	0	0
Wells Fargo Endeavor Select Fund Institutional Class	2,144,141	1,099,196	42,420	3,200,917	27,367,839
Wells Fargo Government Securities Fund Institutional Class	10,020,967	862,265	2,767,684	8,115,548	92,111,467
Wells Fargo Large Cap Growth Fund Class R6	0	660,680	12,062	648,618	27,378,174
Wells Fargo Large Cap Growth Fund Institutional Class	612,153	4,533	616,686	0	0
Wells Fargo Small Cap Value Fund Class R6	0	1,207,814	26,108	1,181,706	21,507,056
Wells Fargo Small Cap Value Fund Institutional Class	791,335	8,732	800,067	0	0

In addition, the Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Core Bond Portfolio	3%	3%	$105,119,630
Wells Fargo Emerging Growth Portfolio	2	2	20,007,689
Wells Fargo International Growth Portfolio	23	23	32,602,247
Wells Fargo Small Company Value Portfolio	11	10	21,027,005

Derivative transactions

For the nine months ended February 29, 2016, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2016, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
3-14-2016	Goldman Sachs	289 Short	Japanese Yen Futures	$32,032,038	$(2,606,058)
3-18-2016	Goldman Sachs	474 Long	S&P 500 E-Mini Index	45,729,150	1,467,120
6-21-2016	Goldman Sachs	533 Short	10-Year U.S. Treasury Notes	69,564,828	60,797

Wells Fargo WealthBuilder Moderate Balanced Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name		Shares	Value
Exchange-Traded Funds : 1.44%
iShares MSCI Japan Index ETF		144,028	$1,568,465
iShares National AMT-Free Municipal Bond ETF		76,729	8,544,541
WisdomTree Japan Hedged Equity ETF		36,693	1,527,163

Total Exchange-Traded Funds (Cost $12,103,046)			11,640,169

Investment Companies : 97.94%

Affiliated Master Portfolios : 22.60%
Wells Fargo Core Bond Portfolio			139,146,900
Wells Fargo Emerging Growth Portfolio			12,156,528
Wells Fargo International Growth Portfolio			18,778,608
Wells Fargo Small Company Value Portfolio			12,186,979

			182,269,015

Alternative Investment Funds : 6.60%
AQR Managed Futures Strategy Fund Class I		828,450	8,806,420
PIMCO CommodityRealReturn Strategy Fund Institutional Class		3,518,087	21,319,607
The Arbitrage Fund Class I †		662,725	8,615,423
Voya Global Real Estate Fund Class I		783,517	14,534,246

			53,275,696

Bond Funds : 34.91%
Oppenheimer International Bond Fund Class Y		6,519,465	35,661,474
PIMCO High Yield Fund Institutional Class		8,432,681	68,726,348
Wells Fargo Government Securities Fund Institutional Class (l)		8,108,909	92,036,114
Wells Fargo Short Duration Government Bond Fund Class R6 (l)		8,499,737	85,167,363

			281,591,299

Stock Funds : 33.83%
American Century Growth Fund Institutional Class		753,651	20,024,510
DFA International Small Cap Value Portfolio Institutional Class		370,681	6,357,181
Dodge & Cox International Stock Fund		294,288	9,446,654
Invesco Growth and Income Fund Class R6		1,094,563	23,719,174
MFS Value Fund Class I		1,539,570	48,758,186
Oakmark Fund Class I		409,926	23,665,001
Oppenheimer Developing Markets Fund Class Y		170,696	4,764,114
Royce Pennsylvania Mutual Fund Investor Class		1,355,817	12,378,612
T. Rowe Price Blue Chip Growth Fund Retail Class †		426,696	27,692,551
T. Rowe Price International Discovery Fund		128,370	6,369,715
Templeton Institutional Foreign Equity Fund Primary Class		549,777	9,445,163
Thornburg International Value Fund Institutional Class		1,266,276	28,288,598
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		472,886	7,901,930
Wells Fargo Endeavor Select Fund Institutional Class † (l)		1,856,729	15,875,035
Wells Fargo Large Cap Growth Fund Class R6 (l)		375,380	15,844,802
Wells Fargo Small Cap Value Fund Class R6 (l) †		678,953	12,356,938

			272,888,164

Total Investment Companies (Cost $805,914,370)			790,024,174

	Yield
Short-Term Investments : 0.78%

Investment Companies : 0.21%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.43%	1,707,031	1,707,031

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo WealthBuilder Moderate Balanced Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.57%
U.S. Treasury Bill #(z)		0.17%	3-31-2016	$1,580,000	$1,579,676
U.S. Treasury Bill #(z)		0.19	3-24-2016	1,868,000	1,867,729
U.S. Treasury Bill #(z)		0.21	3-10-2016	13,000	12,999
U.S. Treasury Bill #(z)		0.27	4-21-2016	677,000	676,725
U.S. Treasury Bill #(z)		0.27	4-28-2016	408,000	407,820

					4,544,949

Total Short-Term Investments (Cost $6,252,116)					6,251,980

Total investments in securities (Cost $824,269,532)*	100.16%				807,916,323
Other assets and liabilities, net	(0.16)				(1,315,926)

Total net assets	100.00%				$806,600,397

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $837,308,655 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,887,409
Gross unrealized losses	(68,279,741)

Net unrealized losses	$(29,392,332)

Abbreviations:

AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo WealthBuilder Moderate Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management. LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$11,640,169	$0	$0	$11,640,169
Investment companies	607,755,159	0	0	607,755,159
Short-term investments
Investment companies	1,707,031	0	0	1,707,031
U.S. Treasury securities	4,544,949	0	0	4,544,949
Investments measured at net asset value*				182,269,015

Total assets	$625,647,308	$0	$0	$807,916,323

Liabilities
Futures contracts	$507,756	$0	$0	$507,756

Total liabilities	$507,756	$0	$0	$507,756

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 29, 2016, the Portfolio’s investment in each affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At February 29, 2016, the affiliated Master Portfolios in aggregate were valued at $182,269,015 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the nine months ended February 29, 2016 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	0	487,007	14,121	472,886	$7,901,930
Wells Fargo Emerging Markets Equity Fund Institutional Class	405,178	10,572	415,750	0	0
Wells Fargo Endeavor Select Fund Institutional Class	1,261,792	651,547	56,610	1,856,729	15,875,035
Wells Fargo Government Securities Fund Institutional Class	9,734,764	532,340	2,158,195	8,108,909	92,036,114
Wells Fargo Large Cap Growth Fund Class R6	0	390,453	15,073	375,380	15,844,802
Wells Fargo Large Cap Growth Fund Institutional Class	359,376	559	359,935	0	0

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Short Duration Government Bond Fund Class R6	0	9,791,826	1,292,089	8,499,737	85,167,363
Wells Fargo Short Duration Government Bond Fund Institutional Class	10,077,017	93,318	10,170,335	0	0
Wells Fargo Small Cap Value Fund Class R6	0	695,221	16,268	678,953	12,356,938
Wells Fargo Small Cap Value Fund Institutional Class	466,718	4,350	471,068	0	0

In addition, the Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Core Bond Portfolio	4%	3%	$139,146,900
Wells Fargo Emerging Growth Portfolio	1	2	12,156,528
Wells Fargo International Growth Portfolio	13	14	18,778,608
Wells Fargo Small Company Value Portfolio	6	6	12,186,979

Derivative transactions

For the nine months ended February 29, 2016, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2016, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
3-14-2016	Goldman Sachs	165 Short	Japanese Yen Futures	$18,288,188	$(1,513,573)
3-18-2016	Goldman Sachs	414 Long	S&P 500 E-Mini Index	39,940,650	1,294,849
6-21-2016	Goldman Sachs	465 Short	10-Year U.S. Treasury Notes	60,689,766	53,040

Wells Fargo WealthBuilder Tactical Equity Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 0.94%
iShares MSCI Japan Index ETF				176,080	$1,917,511
WisdomTree Japan Hedged Equity ETF				43,673	1,817,670

Total Exchange-Traded Funds (Cost $4,622,042)					3,735,181

Investment Companies : 98.56%
Affiliated Master Portfolios : 13.35%
Wells Fargo Emerging Growth Portfolio					14,328,567
Wells Fargo International Growth Portfolio					23,391,539
Wells Fargo Small Company Value Portfolio					15,211,812

					52,931,918

Stock Funds : 85.21%
American Century Growth Fund Institutional Class				930,161	24,714,387
DFA International Small Cap Value Portfolio Institutional Class				460,678	7,900,633
Dodge & Cox International Stock Fund				363,425	11,665,942
Invesco Growth and Income Fund Class R6				1,369,854	29,684,741
MFS Value Fund Class I				1,884,756	59,690,222
Oakmark Fund Class I				513,686	29,655,115
Oppenheimer Developing Markets Fund Class Y				212,999	5,944,800
Royce Pennsylvania Mutual Fund Investor Class				1,685,421	15,387,891
T. Rowe Price Blue Chip Growth Fund Retail Class				526,548	34,172,977
T. Rowe Price International Discovery Fund				157,940	7,836,958
Templeton Institutional Foreign Equity Fund Primary Class				683,131	11,736,191
Thornburg International Value Fund Institutional Class				1,569,153	35,054,885
Wells Fargo Emerging Markets Equity Fund Class R6 (l)				591,811	9,889,157
Wells Fargo Endeavor Select Fund Institutional Class (l)				2,284,590	19,533,243
Wells Fargo Large Cap Growth Fund Class R6 (l)				465,586	19,652,397
Wells Fargo Small Cap Value Fund Class R6 (l)				846,128	15,399,530

					337,919,069

Total Investment Companies (Cost $390,944,338)					390,850,987

		Yield
Short-Term Investments : 0.69%
Investment Companies : 0.50%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43%		2,000,000	2,000,000

			Maturity date	Principal
U.S. Treasury Securities : 0.19%
U.S. Treasury Bill #(z)		0.16	3-10-2016	$23,000	22,999
U.S. Treasury Bill #(z)		0.24	3-31-2016	360,000	359,926
U.S. Treasury Bill #(z)		0.27	4-28-2016	362,000	361,842

					744,767

Total Short-Term Investments (Cost $2,744,827)					2,744,767

Total investments in securities (Cost $398,311,207)*	100.19%				397,330,935
Other assets and liabilities, net	(0.19)				(760,370)

Total net assets	100.00%				$396,570,565

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo WealthBuilder Tactical Equity Portfolio

(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $405,238,808 and unrealized gains (losses) consists of:

Gross unrealized gains	$32,777,711
Gross unrealized losses	(40,685,584)

Net unrealized losses	(7,907,873)

Abbreviations:

ETF	Exchange-traded fund

Wells Fargo WealthBuilder Tactical Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts

The Portfolio is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$3,735,181	$0	$0	$3,735,181
Investment companies	337,919,069	0	0	337,919,069
Short-term investments
Investment companies	2,000,000	0	0	2,000,000
U.S. Treasury securities	744,767	0	0	744,767
Investments measured at net asset value*				52,931,918

Total assets	$344,399,017	$0	$0	$397,330,935

Liabilities
Futures contracts	$215,250	$0	$0	$215,250

Total liabilities	$215,250	$0	$0	$215,250

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of February 29, 2016, the Portfolio’s investment in each affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At February 29, 2016, the affiliated Master Portfolios in aggregate were values at $52,931,918 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

An affiliated investment is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Institutional Class	521,226	12,149	533,375	0	$0
Wells Fargo Emerging Markets Equity Fund Class R6	0	625,051	33,240	591,811	9,889,157
Wells Fargo Endeavor Select Fund Institutional Class	1,596,060	807,533	119,003	2,284,590	19,533,243
Wells Fargo Large Cap Growth Fund Institutional Class	456,474	3,827	460,301	0	0
Wells Fargo Large Cap Growth Fund Class R6	0	488,568	22,982	465,586	19,652,397
Wells Fargo Small Cap Value Fund Institutional Class	597,307	2,617	599,924	0	0
Wells Fargo Small Cap Value Fund Class R6	0	903,344	57,216	846,128	15,399,530

In addition, the Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Emerging Growth Portfolio	2%	2%	$14,328,567
Wells Fargo International Growth Portfolio	17	17	23,391,539
Wells Fargo Small Company Value Portfolio	8	8	15,211,812

Derivative transactions

For the nine months ended February 29, 2016, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2016, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized losses
3-14-2016	Goldman Sachs	210 Short	Japanese Yen Futures	$23,275,875	$(1,893,675)

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 95.30%

Consumer Discretionary : 14.64%

Hotels, Restaurants & Leisure : 3.03%
Brinker International Incorporated	65,200	$3,246,960
Carnival Corporation	111,500	5,347,540

		8,594,500

Household Durables : 1.12%
Whirlpool Corporation	20,400	3,168,528

Media : 6.37%
Omnicom Group Incorporated	125,200	9,741,811
Twenty-First Century Fox Incorporated Class A	307,800	8,316,756

		18,058,567

Multiline Retail : 1.39%
Kohl’s Corporation	84,200	3,929,614

Textiles, Apparel & Luxury Goods : 2.73%

Gildan Activewear Incorporated	299,500	7,745,070

Consumer Staples : 7.94%
Beverages : 1.78%
Diageo plc ADR «	49,020	5,029,452

Household Products : 2.74%
Colgate-Palmolive Company	44,610	2,928,200
The Procter & Gamble Company	60,390	4,848,713

		7,776,913

Personal Products : 1.45%

Unilever NV ADR	96,500	4,111,865

Tobacco : 1.97%

Philip Morris International	61,300	5,580,139

Energy : 7.80%
Oil, Gas & Consumable Fuels : 7.80%
Chevron Corporation	41,740	3,482,786
Devon Energy Corporation	117,000	2,302,560
Exxon Mobil Corporation	93,670	7,507,651
Noble Energy Incorporated	81,500	2,404,250
World Fuel Services Corporation	136,800	6,403,608

		22,100,855

Financials : 24.92%

Banks : 8.06%
Bank of America Corporation	573,200	7,176,464
JPMorgan Chase & Company	151,570	8,533,391
PNC Financial Services Group Incorporated	87,800	7,139,018

		22,848,873

Capital Markets : 3.32%
State Street Corporation	171,900	9,416,682

Consumer Finance : 1.88%

American Express Company	95,700	5,319,006

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

Security name	Shares	Value
Diversified Financial Services : 2.34%
Berkshire Hathaway Incorporated Class B †	49,500	$6,641,415

Insurance : 9.32%
Chubb Limited	37,700	4,355,481
FNF Group	211,300	6,968,674
RenaissanceRe Holdings Limited	62,400	7,063,680
The Progressive Corporation	251,100	8,015,112

		26,402,947

Health Care : 15.52%

Health Care Equipment & Supplies : 4.44%
Abbott Laboratories	146,500	5,675,410
Becton Dickinson & Company	46,800	6,900,660

		12,576,070

Health Care Providers & Services : 8.60%
Cardinal Health Incorporated	89,340	7,299,078
Laboratory Corporation of America Holdings †	82,060	9,013,470
UnitedHealth Group Incorporated	67,590	8,049,969

		24,362,517

Pharmaceuticals : 2.48%
Johnson & Johnson	66,900	7,038,549

Industrials : 17.63%

Aerospace & Defense : 1.46%
Rockwell Collins Incorporated	47,200	4,133,304

Air Freight & Logistics : 2.40%
United Parcel Service Incorporated Class B	70,400	6,797,120

Electrical Equipment : 2.56%
Eaton Corporation plc	127,800	7,247,538

Industrial Conglomerates : 1.63%
3M Company	29,500	4,627,665

Machinery : 4.48%
Donaldson Company Incorporated	199,400	5,631,056
Parker-Hannifin Corporation	69,700	7,053,640

		12,684,696

Trading Companies & Distributors : 5.10%
AerCap Holdings NV †	192,100	6,863,733
W.W. Grainger Incorporated «	21,412	4,644,263
WESCO International Incorporated †	67,200	2,960,160

		14,468,156

Information Technology : 2.90%

IT Services : 1.25%
The Western Union Company	194,100	3,544,266

Semiconductors & Semiconductor Equipment : 1.65%
Linear Technology Corporation	107,400	4,684,788

Materials : 3.95%

Chemicals : 1.02%
Axalta Coating Systems Limited †	111,500	2,894,540

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name			Shares	Value
Containers & Packaging : 2.93%
Ball Corporation			13,320	$882,184
Crown Holdings Incorporated †			158,200	7,411,670

				8,293,854

Total Common Stocks (Cost $226,050,955)				270,077,489

		Yield
Short-Term Investments : 7.35%
Investment Companies : 7.35%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.41%	7,971,900	7,971,900
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43	12,868,403	12,868,403

Total Short-Term Investments (Cost $20,840,303)				20,840,303

Total investments in securities (Cost $246,891,258)*	102.65%			290,917,792
Other assets and liabilities, net	(2.65)			(7,523,707)

Total net assets	100.00%			$283,394,085

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $257,051,656 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,472,096
Gross unrealized losses	(20,605,960)

Net unrealized gains	$33,866,136

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$41,496,279	$0	$0	$41,496,279
Consumer staples	22,498,369	0	0	22,498,369
Energy	22,100,855	0	0	22,100,855
Financials	70,628,923	0	0	70,628,923
Health care	43,977,136	0	0	43,977,136
Industrials	49,958,479	0	0	49,958,479
Information technology	8,229,054	0	0	8,229,054
Materials	11,188,394	0	0	11,188,394
Short-term investments
Investment companies	12,868,403	0	0	12,868,403
Investments measured at net asset value*				7,971,900

Total assets	$282,945,892	$0	$0	$290,917,792

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $7,971,900 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 96.42%

Consumer Discretionary : 24.31%

Auto Components : 0.45%
Delphi Automotive plc	7,100	$473,428

Distributors : 0.57%
LKQ Corporation †	22,090	609,684

Diversified Consumer Services : 0.52%
ServiceMaster Global Holdings Incorporated †	14,580	553,019

Hotels, Restaurants & Leisure : 4.12%
Hilton Worldwide Holdings Incorporated	17,628	366,310
Marriott International Incorporated Class A «	8,500	579,275
McDonald’s Corporation	7,210	844,940
Starbucks Corporation	44,478	2,589,064

		4,379,589

Internet & Catalog Retail : 4.02%
Amazon.com Incorporated †	6,430	3,552,704
Netflix Incorporated †	3,840	358,694
The Priceline Group Incorporated †	280	354,259

		4,265,657

Media : 1.20%
Charter Communication Incorporated Class A †«	2,080	373,485
The Walt Disney Company	9,410	898,843

		1,272,328

Multiline Retail : 2.67%
Dollar General Corporation	8,670	643,748
Dollar Tree Incorporated †	27,240	2,186,010

		2,829,758

Specialty Retail : 7.15%
CarMax Incorporated †«	21,420	990,889
O’Reilly Automotive Incorporated †	3,200	833,024
The Home Depot Incorporated	23,270	2,888,272
The TJX Companies Incorporated	18,400	1,363,440
Tractor Supply Company	15,400	1,302,378
ULTA Salon, Cosmetics and Fragrance Incorporated †	1,290	213,095

		7,591,098

Textiles, Apparel & Luxury Goods : 3.61%
Nike Incorporated Class B	39,420	2,427,878
Under Armour Incorporated Class A †	5,230	437,699
VF Corporation	14,910	970,790

		3,836,367

Consumer Staples : 7.60%

Beverages : 2.18%
Constellation Brands Incorporated Class A	6,230	881,109
Dr Pepper Snapple Group Incorporated	11,210	1,026,051

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Beverages (continued)
The Coca-Cola Company	9,370	$404,128

		2,311,288

Food & Staples Retailing : 3.09%
Costco Wholesale Corporation	9,400	1,410,282
CVS Health Corporation	10,570	1,027,087
Sprouts Farmers Market Incorporated †	10,288	293,002
Walgreens Boots Alliance Incorporated	6,990	551,791

		3,282,162

Household Products : 0.44%
Colgate-Palmolive Company	7,190	471,952

Personal Products : 0.92%
The Estee Lauder Companies Incorporated Class A	10,680	975,404

Tobacco : 0.97%
Reynolds American Incorporated	20,360	1,026,755

Energy : 0.75%

Oil, Gas & Consumable Fuels : 0.75%
Concho Resources Incorporated †	8,140	734,554
EOG Resources Incorporated	960	62,150

		796,704

Financials : 3.07%

Capital Markets : 1.46%
Charles Schwab Corporation	21,710	543,836
TD Ameritrade Holding Corporation	35,210	1,006,302

		1,550,138

Diversified Financial Services : 1.45%
Intercontinental Exchange Incorporated	4,060	968,148
McGraw Hill Financial Incorporated	6,370	571,644

		1,539,792

REITs : 0.16%
American Tower Corporation	1,870	172,414

Health Care : 14.94%

Biotechnology : 7.13%
Alexion Pharmaceuticals Incorporated †	18,370	2,586,496
Biogen Incorporated †	930	241,261
BioMarin Pharmaceutical Incorporated †	9,100	745,017
Celgene Corporation †	18,670	1,882,496
Gilead Sciences Incorporated	5,079	443,143
Incyte Corporation †	2,640	194,040
Medivation Incorporated †	450	16,097
Regeneron Pharmaceuticals Incorporated †	2,630	1,009,973
Vertex Pharmaceuticals Incorporated †	5,230	447,113

		7,565,636

Health Care Equipment & Supplies : 1.41%
Intuitive Surgical Incorporated †	420	236,485

2

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic plc	16,285	$1,260,296

		1,496,781

Health Care Providers & Services : 2.23%
AmerisourceBergen Corporation	11,873	1,028,439
UnitedHealth Group Incorporated	11,270	1,342,257

		2,370,696

Health Care Technology : 0.69%
Cerner Corporation †	14,231	726,635

Life Sciences Tools & Services : 0.65%
Mettler-Toledo International Incorporated †	80	25,193
Quintiles Transnational Holdings Incorporated †	10,664	668,739

		693,932

Pharmaceuticals : 2.83%
Allergan plc †	1,706	494,928
Bristol-Myers Squibb Company	36,560	2,264,161
Perrigo Company plc	1,950	246,188

		3,005,277

Industrials : 6.63%

Aerospace & Defense : 0.54%
The Boeing Company	4,810	568,446

Air Freight & Logistics : 0.36%
United Parcel Service Incorporated Class B	3,950	381,373

Airlines : 1.83%
Delta Air Lines Incorporated	14,950	721,188
Southwest Airlines Company	29,190	1,224,521

		1,945,709

Industrial Conglomerates : 1.16%
3M Company	3,450	541,202
Danaher Corporation	7,780	694,521

		1,235,723

Professional Services : 0.53%
Verisk Analytics Incorporated †	7,780	566,695

Road & Rail : 2.21%
Canadian Pacific Railway Limited	730	88,469
Kansas City Southern	8,810	719,865
Union Pacific Corporation	19,460	1,534,616

		2,342,950

Information Technology : 35.48%

Communications Equipment : 1.21%
Harris Corporation	9,390	732,608

3

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Communications Equipment (continued)
Palo Alto Networks Incorporated †	3,830	$554,546

		1,287,154

Internet Software & Services : 11.64%
Alphabet Incorporated Class A †	6,574	4,715,004
Alphabet Incorporated Class C †	2,984	2,082,146
Facebook Incorporated Class A †	46,470	4,968,572
Tencent Holdings Limited ADR	32,810	598,720

		12,364,442

IT Services : 8.18%
Accenture plc Class A	6,900	691,794
Alliance Data Systems Corporation †	7,220	1,517,139
Cognizant Technology Solutions Corporation Class A †	28,530	1,625,639
MasterCard Incorporated Class A	19,910	1,730,577
Visa Incorporated Class A	43,030	3,114,942

		8,680,091

Semiconductors & Semiconductor Equipment : 3.76%
ARM Holdings plc ADR	14,628	599,309
Broadcom Limited	4,801	643,190
Microchip Technology Incorporated «	38,029	1,691,910
Texas Instruments Incorporated	20,000	1,060,400

		3,994,809

Software : 7.70%
Adobe Systems Incorporated †	18,940	1,612,741
Electronic Arts Incorporated †	13,390	860,174
Fortinet Incorporated †	18,480	524,832
Microsoft Corporation	33,640	1,711,603
Red Hat Incorporated †	7,020	458,757
Salesforce.com Incorporated †	22,134	1,499,579
ServiceNow Incorporated †	14,720	809,453
Splunk Incorporated †	13,390	583,804
Tableau Software Incorporated Class A †	2,430	110,930

		8,171,873

Technology Hardware, Storage & Peripherals : 2.99%
Apple Incorporated	32,847	3,175,977

Materials : 2.84%

Chemicals : 2.84%
Ecolab Incorporated	13,220	1,355,704
Praxair Incorporated	7,190	731,870
The Sherwin-Williams Company	3,420	925,110

		3,012,684

Telecommunication Services : 0.80%

Diversified Telecommunication Services : 0.80%
Level 3 Communications Incorporated †	8,700	422,385
SBA Communications Corporation Class A †	4,563	432,983

		855,368

Total Common Stocks (Cost $73,427,313)		102,379,788

4

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 7.94%
Investment Companies : 7.94%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.41%	3,443,675	$3,443,675
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43	4,983,272	4,983,272

Total Short-Term Investments (Cost $8,426,947)				8,426,947

Total investments in securities (Cost $81,854,260)*	104.36%			110,806,735
Other assets and liabilities, net	(4.36)			(4,627,199)

Total net assets	100.00%			$106,179,536

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $82,196,655 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,740,526
Gross unrealized losses	(2,130,446)

Net unrealized gains	$28,610,080

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair normally valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$25,810,928	$0	$0	$25,810,928
Consumer staples	8,067.561	0	0	8,067.561
Energy	796,704	0	0	796,704
Financials	3,262,344	0	0	3,262,344
Health care	15,858,957	0	0	15,858,957
Industrials	7,040,896	0	0	7,040,896
Information technology	37,075,626	598,720	0	37,674,346
Materials	3,012,684	0	0	3,012,684
Telecommunication services	855,368	0	0	855,368
Short-term investments
Investment companies	4,983,272	0	0	4,983,272
Investment measured at net asset value*				3,443,675

Total assets	$106,764,340	$598,720	$0	$110,806,735

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $3,443,675 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.18%

Consumer Discretionary : 15.05%

Auto Components : 2.18%
Gentherm Incorporated †	90,670	$3,780,939
Motorcar Parts of America Incorporated †	407,092	14,044,674

		17,825,613

Diversified Consumer Services : 1.61%
2U Incorporated «†	180,510	4,034,399
Grand Canyon Education Incorporated †	233,430	9,099,101

		13,133,500

Hotels, Restaurants & Leisure : 5.01%
Fiesta Restaurant Group Incorporated †	240,865	7,977,449
Jack in the Box Incorporated	102,540	7,049,625
Planet Fitness Incorporated Class A †	233,881	3,351,515
The Habit Restaurants Incorporated Class A «†	571,358	11,872,819
Wingstop Incorporated «†	260,320	6,200,822
Zoe’s Kitchen Incorporated «†	129,510	4,523,784

		40,976,014

Leisure Products : 0.45%
MCBC Holdings Incorporated †	279,012	3,705,279

Media : 1.27%
IMAX Corporation †	352,460	10,401,095

Specialty Retail : 2.96%
Five Below Incorporated †	92,107	3,532,303
Lithia Motors Incorporated Class A	118,120	10,952,086
Sportsman’s Warehouse Holdings Incorporated †	749,323	9,718,719

		24,203,108

Textiles, Apparel & Luxury Goods : 1.57%
G-III Apparel Group Limited †	242,880	12,811,920

Energy : 2.61%

Oil, Gas & Consumable Fuels : 2.61%
Matador Resources Company «†	276,182	4,457,577
PDC Energy Incorporated †	145,970	7,314,557
RSP Permian Incorporated †	400,658	9,579,733

		21,351,867

Financials : 5.87%

Capital Markets : 0.34%
Financial Engines Incorporated «	113,290	2,764,276

Diversified Financial Services : 3.98%
MarketAxess Holdings Incorporated	274,801	32,552,926

Thrifts & Mortgage Finance : 1.55%
LendingTree Incorporated «†	143,623	12,691,965

Health Care : 33.17%

Biotechnology : 3.96%
Ligand Pharmaceuticals Incorporated «†	163,530	15,090,548
Radius Health Incorporated «†	71,945	2,107,989

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name	Shares	Value
Biotechnology (continued)
Repligen Corporation †	345,720	$8,895,376
Ultragenyx Pharmaceutical Incorporated †	103,634	6,320,638

		32,414,551

Health Care Equipment & Supplies : 13.92%
Abiomed Incorporated †	90,130	7,211,301
Align Technology Incorporated †	90,320	5,963,830
Cerus Corporation «†	1,051,278	5,151,262
ConforMIS Incorporated «†	253,884	2,312,883
Cynosure Incorporated Class A †	454,398	18,480,367
Entellus Medical Incorporated «†	285,455	4,570,135
Glaukos Corporation «†	291,082	4,791,210
Inogen Incorporated †	324,070	11,076,713
Natus Medical Incorporated †	215,700	7,834,224
Nevro Corporation «†	208,565	12,013,344
NxStage Medical Incorporated †	891,840	13,288,416
The Spectranetics Corporation «†	995,979	14,122,982
Zeltiq Aesthetics Incorporated «†	305,600	7,037,968

		113,854,635

Health Care Providers & Services : 10.55%
AAC Holdings Incorporated «†	149,551	3,050,840
Acadia Healthcare Company Incorporated †	540,480	29,947,997
Adeptus Health Incorporated Class A «†	86,887	4,945,608
Diplomat Pharmacy Incorporated «†	352,106	12,542,016
ExamWorks Group Incorporated †	543,558	15,817,538
HealthEquity Incorporated †	693,022	14,428,718
Teladoc Incorporated «†	401,259	5,549,412

		86,282,129

Health Care Technology : 0.34%

Veeva Systems Incorporated Class A †	112,520	2,733,111

Life Sciences Tools & Services : 2.76%
ICON plc ADR †	149,680	10,651,229
INC Research Holdings Incorporated Class A †	300,433	11,921,181

		22,572,410

Pharmaceuticals : 1.64%
Intersect ENT Incorporated †	341,720	6,178,298
Pacira Pharmaceuticals Incorporated †	139,090	7,234,071

		13,412,369

Industrials : 8.61%

Aerospace & Defense : 0.20%
HEICO Corporation	27,600	1,587,276

Building Products : 0.99%

Apogee Enterprises Incorporated	203,350	8,119,766

Commercial Services & Supplies : 0.75%
G&K Services Incorporated Class A	37,260	2,470,338
Multi-Color Corporation	75,100	3,655,868

		6,126,206

Construction & Engineering : 0.87%

Dycom Industries Incorporated †	125,470	7,148,026

Machinery : 1.48%
John Bean Technologies Corporation	104,860	5,515,636

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Machinery (continued)
Milacron Holdings Corporation «†	478,408	$6,544,621

		12,060,257

Professional Services : 4.32%
CEB Incorporated	62,476	3,390,573
On Assignment Incorporated †	451,573	14,906,425
Wageworks Incorporated †	354,200	17,061,814

		35,358,812

Information Technology : 32.87%
Communications Equipment : 1.01%
Infinera Corporation †	528,153	8,286,721

Internet Software & Services : 9.38%
Demandware Incorporated «†	229,550	7,963,090
Envestnet Incorporated †	774,462	15,884,216
Hortonworks Incorporated «†	153,897	1,777,510
LogMeIn Incorporated †	136,600	6,952,940
Q2 Holdings Incorporated †	778,873	15,787,756
SPS Commerce Incorporated †	428,758	19,174,053
Stamps.com Incorporated †	46,650	5,529,425
Xactly Corporation †	627,467	3,639,309

		76,708,299

IT Services : 2.70%
InterXion Holding NV †	618,460	19,308,321
MAXIMUS Incorporated	56,560	2,781,055

		22,089,376

Semiconductors & Semiconductor Equipment : 2.75%
Cavium Incorporated †	117,580	6,994,834
Microsemi Corporation †	232,060	8,036,238
Monolithic Power Systems Incorporated	126,090	7,446,875

		22,477,947

Software : 17.03%
Callidus Software Incorporated †	1,000,812	13,741,149
CyberArk Software Limited «†	252,250	9,451,808
Fleetmatics Group plc «†	253,480	9,153,163
Guidewire Software Incorporated †	97,781	4,813,759
HubSpot Incorporated «†	271,566	11,313,440
Paycom Software Incorporated †	387,470	12,352,544
Paylocity Holding Corporation «†	234,553	6,947,460
Proofpoint Incorporated †	586,120	27,453,861
Qlik Technologies Incorporated †	459,970	10,680,503
Qualys Incorporated †	123,090	3,073,557
Rapid7 Incorporated «†	256,669	3,411,131
Ringcentral Incorporated Class A †	685,940	12,689,890
Synchronoss Technologies Incorporated †	252,251	7,065,551
Tyler Technologies Incorporated †	40,435	4,865,139
Ultimate Software Group Incorporated †	13,330	2,289,561

		139,302,516

Total Common Stocks (Cost $726,184,001)		802,951,970

3

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Emerging Growth Portfolio

		Yield	Shares	Value
Short-Term Investments : 19.42%

Investment Companies : 19.42%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.41%	146,664,415	$146,664,415
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43	12,192,346	12,192,346

Total Short-Term Investments (Cost $158,856,761)				158,856,761

Total investments in securities (Cost $885,040,762)*	117.60%			961,808,731
Other assets and liabilities, net	(17.60)			(143,930,799)

Total net assets	100.00%			$817,877,932

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $886,613,559 and unrealized gains (losses) consists of:

Gross unrealized gains	$142,861,073
Gross unrealized losses	(67,665,901)

Net unrealized gains	$75,195,172

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$123,056,529	$0	$0	$123,056,529
Energy	21,351,867	0	0	21,351,867
Financials	48,009,167	0	0	48,009,167
Health care	271,269,205	0	0	271,269,205
Industrials	70,400,343	0	0	70,400,343
Information technology	268,864,859	0	0	268,864,859
Short-term investments
Investment companies	12,192,346	0	0	12,192,346
Investments measured at net asset value*				146,664,415

Total assets	$815,144,316	$0	$0	$961,808,731

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $146,664,415 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Portfolio	Portfolio of investment — February 29, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.22%

Consumer Discretionary : 12.70%

Auto Components : 0.33%
BorgWarner Incorporated	29,280	$956,863
Delphi Automotive plc	36,587	2,439,621
Johnson Controls Incorporated	84,605	3,084,698
The Goodyear Tire & Rubber Company	35,127	1,058,025

		7,539,207

Automobiles : 0.57%
Ford Motor Company	509,161	6,369,604
General Motors Company	184,986	5,445,988
Harley-Davidson Incorporated	25,062	1,081,927

		12,897,519

Distributors : 0.08%
Genuine Parts Company	19,694	1,775,414

Diversified Consumer Services : 0.05%

H&R Block Incorporated	30,810	1,013,033

Hotels, Restaurants & Leisure : 1.87%
Carnival Corporation	60,126	2,883,643
Chipotle Mexican Grill Incorporated †	4,074	2,074,318
Darden Restaurants Incorporated	15,065	962,352
Marriott International Incorporated Class A	25,191	1,716,767
McDonald’s Corporation	119,947	14,056,589
Royal Caribbean Cruises Limited	22,415	1,667,004
Starbucks Corporation	193,957	11,290,237
Starwood Hotels & Resorts Worldwide Incorporated	22,037	1,522,977
Wyndham Worldwide Corporation	15,167	1,104,764
Wynn Resorts Limited	10,614	875,443
Yum! Brands Incorporated	53,389	3,869,101

		42,023,195

Household Durables : 0.42%
D.R. Horton Incorporated	42,865	1,145,353
Garmin Limited «	15,416	624,502
Harman International Industries Incorporated	9,285	711,974
Leggett & Platt Incorporated	17,778	793,965
Lennar Corporation Class A	23,388	980,893
Mohawk Industries Incorporated †	8,305	1,492,658
Newell Rubbermaid Incorporated «	34,891	1,326,207
PulteGroup Incorporated	41,503	713,437
Whirlpool Corporation	10,214	1,586,438

		9,375,427

Internet & Catalog Retail : 1.94%
Amazon.com Incorporated †	50,212	27,743,134
Expedia Incorporated	15,374	1,600,587
Netflix Incorporated †	55,829	5,214,987
The Priceline Group Incorporated †	6,503	8,227,661
TripAdvisor Incorporated †	14,760	923,976

		43,710,345

Leisure Products : 0.11%
Hasbro Incorporated	14,652	1,111,647
Mattel Incorporated	44,329	1,441,579

		2,553,226

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Media : 3.08%
Cablevision Systems Corporation New York Group Class A	29,073	$945,745
CBS Corporation Class B	56,654	2,740,921
Comcast Corporation Class A	318,973	18,414,311
Discovery Communications Incorporated Class A †	19,530	488,250
Discovery Communications Incorporated Class C †	33,699	830,680
Interpublic Group of Companies Incorporated	53,081	1,135,403
News Corporation Class A	49,841	539,280
News Corporation Class B	14,082	160,676
Omnicom Group Incorporated	31,645	2,462,297
Scripps Networks Interactive Incorporated Class A	12,360	732,206
Tegna Incorporated	28,959	713,550
The Walt Disney Company	198,676	18,977,532
Time Warner Cable Incorporated	36,994	7,060,675
Time Warner Incorporated	104,435	6,913,597
Twenty-First Century Fox Incorporated Class A	152,934	4,132,277
Twenty-First Century Fox Incorporated Class B	56,327	1,529,841
Viacom Incorporated Class B	45,350	1,671,148

		69,448,389

Multiline Retail : 0.69%
Dollar General Corporation	38,004	2,821,797
Dollar Tree Incorporated †	30,671	2,461,348
Kohl’s Corporation	24,796	1,157,229
Macy’s Incorporated	41,065	1,774,419
Nordstrom Incorporated «	17,774	912,162
Target Corporation	80,474	6,313,185

		15,440,140

Specialty Retail : 2.60%
Advance Auto Parts Incorporated	9,567	1,420,125
AutoNation Incorporated †	9,971	513,207
AutoZone Incorporated †	3,982	3,084,338
Bed Bath & Beyond Incorporated †	21,801	1,045,358
Best Buy Company Incorporated	38,949	1,261,558
CarMax Incorporated †«	26,470	1,224,502
GameStop Corporation Class A «	13,780	424,700
L Brands Incorporated	33,271	2,821,048
Lowe’s Companies Incorporated	119,539	8,072,469
O’Reilly Automotive Incorporated †	12,885	3,354,223
Ross Stores Incorporated	52,905	2,908,717
Signet Jewelers Limited	10,389	1,126,168
Staples Incorporated	84,076	794,518
The Gap Incorporated «	29,925	827,426
The Home Depot Incorporated	165,621	20,556,879
The TJX Companies Incorporated	87,460	6,480,786
Tiffany & Company	14,571	946,824
Tractor Supply Company	17,548	1,484,034
Urban Outfitters Incorporated †	11,341	300,423

		58,647,303

Textiles, Apparel & Luxury Goods : 0.96%
Coach Incorporated	36,252	1,411,653
HanesBrands Incorporated	51,183	1,458,204
Michael Kors Holdings Limited †	24,042	1,361,979
Nike Incorporated Class B	176,279	10,857,024
PVH Corporation	10,782	853,395
Ralph Lauren Corporation	7,683	697,309
Under Armour Incorporated Class A †	23,528	1,969,058
VF Corporation	44,550	2,900,651

		21,509,273

2

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Consumer Staples : 10.51%

Beverages : 2.36%
Brown-Forman Corporation Class B	13,276	$1,307,288
Coca-Cola Enterprises Incorporated	27,275	1,323,110
Constellation Brands Incorporated Class A	22,618	3,198,864
Dr Pepper Snapple Group Incorporated	24,675	2,258,503
Molson Coors Brewing Company Class B	23,707	2,021,496
Monster Beverage Corporation †	19,596	2,459,298
PepsiCo Incorporated	190,306	18,615,733
The Coca-Cola Company	511,291	22,051,981

		53,236,273

Food & Staples Retailing : 2.43%
Costco Wholesale Corporation	57,138	8,572,414
CVS Health Corporation	144,647	14,055,349
Sysco Corporation	68,580	3,026,435
The Kroger Company	127,158	5,074,876
Wal-Mart Stores Incorporated	204,947	13,596,184
Walgreens Boots Alliance Incorporated	113,782	8,981,951
Whole Foods Market Incorporated	44,579	1,395,768

		54,702,977

Food Products : 1.79%
Archer Daniels Midland Company	77,951	2,725,167
Campbell Soup Company	23,461	1,448,717
ConAgra Foods Incorporated	56,551	2,378,535
General Mills Incorporated	77,704	4,572,880
Hormel Foods Corporation	35,245	1,498,265
Kellogg Company	33,332	2,467,235
Keurig Green Mountain Incorporated	15,174	1,395,098
McCormick & Company Incorporated	15,191	1,416,713
Mead Johnson Nutrition Company	24,349	1,795,982
Mondelez International Incorporated Class A	207,590	8,413,623
The Hershey Company	18,769	1,705,914
The JM Smucker Company	15,633	1,994,302
The Kraft Heinz Company	77,671	5,982,220
Tyson Foods Incorporated Class A	38,620	2,500,645

		40,295,296

Household Products : 2.05%
Church & Dwight Company Incorporated	17,128	1,554,537
Colgate-Palmolive Company	117,164	7,690,645
Kimberly-Clark Corporation	47,417	6,178,435
The Clorox Company	16,863	2,131,820
The Procter & Gamble Company	355,384	28,533,781

		46,089,218

Personal Products : 0.12%
The Estee Lauder Companies Incorporated Class A	29,075	2,655,420

Tobacco : 1.76%
Altria Group Incorporated	256,121	15,769,370
Philip Morris International	202,382	18,422,833
Reynolds American Incorporated	108,275	5,460,308

		39,652,511

Energy : 6.48%

Energy Equipment & Services : 1.03%
Baker Hughes Incorporated	56,965	2,442,090
Cameron International Corporation †	24,965	1,636,705

3

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Energy Equipment & Services (continued)
Diamond Offshore Drilling Incorporated «	8,421	$168,504
Ensco plc Class A ADR	30,766	266,741
FMC Technologies Incorporated †	29,781	730,528
Halliburton Company	111,794	3,608,710
Helmerich & Payne Incorporated «	14,080	745,818
National Oilwell Varco Incorporated	49,083	1,436,659
Schlumberger Limited	164,736	11,814,866
Transocean Limited «	44,663	386,335

		23,236,956

Oil, Gas & Consumable Fuels : 5.45%
Anadarko Petroleum Corporation	66,378	2,519,045
Apache Corporation	49,379	1,890,228
Cabot Oil & Gas Corporation	59,812	1,204,016
California Resources Corporation	9,497	5,338
Chesapeake Energy Corporation «	67,604	176,446
Chevron Corporation	245,848	20,513,557
Cimarex Energy Company	12,352	1,037,939
Columbia Pipeline Group Incorporated	50,830	922,565
Concho Resources Incorporated †	16,870	1,522,349
ConocoPhillips	161,279	5,456,069
CONSOL Energy Incorporated «	29,921	258,218
Devon Energy Corporation	66,660	1,311,869
EOG Resources Incorporated	71,807	4,648,785
EQT Corporation	19,926	1,110,675
Exxon Mobil Corporation	543,798	43,585,410
Hess Corporation	34,136	1,488,330
Kinder Morgan Incorporated	239,030	4,324,053
Marathon Oil Corporation	88,469	726,330
Marathon Petroleum Corporation	69,622	2,384,554
Murphy Oil Corporation	21,123	362,893
Newfield Exploration Company †	25,034	681,676
Noble Energy Incorporated	55,598	1,640,141
Occidental Petroleum Corporation	99,766	6,865,896
ONEOK Incorporated	27,338	656,112
Phillips 66	62,017	4,923,530
Pioneer Natural Resources Company	21,081	2,540,893
Range Resources Corporation «	22,125	525,026
Southwestern Energy Company †«	50,218	290,260
Spectra Energy Corporation	87,705	2,560,986
Tesoro Corporation	15,726	1,268,774
The Williams Companies Incorporated	89,126	1,425,125
Valero Energy Corporation	62,898	3,778,912

		122,606,000

Financials : 15.29%

Banks : 5.21%
Bank of America Corporation	1,360,167	17,029,291
BB&T Corporation	101,910	3,277,426
Citigroup Incorporated	389,141	15,118,128
Citizens Financial Group Incorporated	68,924	1,325,409
Comerica Incorporated	23,087	779,879
Fifth Third Bancorp	103,762	1,583,408
Huntington Bancshares Incorporated	104,066	910,578
JPMorgan Chase & Company	480,860	27,072,418
KeyCorp	109,123	1,151,248
M&T Bank Corporation	20,899	2,143,192
People’s United Financial Incorporated «	40,525	592,070
PNC Financial Services Group Incorporated	66,334	5,393,618
Regions Financial Corporation	170,531	1,282,393
SunTrust Banks Incorporated	66,570	2,208,793
US Bancorp	214,783	8,273,441
Wells Fargo & Company (l)	607,176	28,488,698

4

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Banks (continued)
Zions Bancorporation	26,685	$568,924

		117,198,914

Capital Markets : 1.82%
Affiliated Managers Group Incorporated †	7,059	979,013
Ameriprise Financial Incorporated	22,744	1,909,359
Bank of New York Mellon Corporation	142,771	5,052,666
BlackRock Incorporated	16,495	5,145,780
Charles Schwab Corporation	156,498	3,920,275
E*TRADE Financial Corporation †	38,262	897,627
Franklin Resources Incorporated	49,500	1,774,575
Goldman Sachs Group Incorporated	51,572	7,711,561
Invesco Limited	55,368	1,480,540
Legg Mason Incorporated	14,072	401,896
Morgan Stanley	197,282	4,872,865
Northern Trust Corporation	28,392	1,685,917
State Street Corporation	52,707	2,887,289
T. Rowe Price Group Incorporated	32,800	2,266,808

		40,986,171

Consumer Finance : 0.74%
American Express Company	109,285	6,074,060
Capital One Financial Corporation	69,500	4,568,235
Discover Financial Services	55,842	2,592,186
Navient Corporation	47,328	512,562
Synchrony Financial †	108,921	2,935,421

		16,682,464

Diversified Financial Services : 2.10%
Berkshire Hathaway Incorporated Class B †	244,725	32,834,753
CME Group Incorporated	44,183	4,040,094
Intercontinental Exchange Incorporated	15,511	3,698,753
Leucadia National Corporation	43,545	629,225
McGraw Hill Financial Incorporated	35,309	3,168,630
Moody’s Corporation	22,468	1,995,158
The NASDAQ OMX Group Incorporated	15,018	950,489

		47,317,102

Insurance : 2.59%
AFLAC Incorporated	55,744	3,317,883
American International Group Incorporated	161,589	8,111,768
Aon plc	35,781	3,409,571
Assurant Incorporated	8,600	611,460
Chubb Limited	60,200	6,954,906
Cincinnati Financial Corporation	19,263	1,216,266
Lincoln National Corporation	32,327	1,180,905
Loews Corporation	36,567	1,329,210
Marsh & McLennan Companies Incorporated	68,142	3,887,501
MetLife Incorporated	145,210	5,744,508
Principal Financial Group Incorporated	35,565	1,344,713
Prudential Financial Incorporated	58,652	3,876,311
The Allstate Corporation	50,593	3,210,632
The Hartford Financial Services Group Incorporated	53,507	2,253,715
The Progressive Corporation	76,352	2,437,156
The Travelers Companies Incorporated	39,740	4,272,845
Torchmark Corporation	14,983	767,429
Unum Group	31,801	907,283
Willis Towers Watson plc	17,958	2,035,001
XL Group plc	38,896	1,337,244

		58,206,307

5

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	37,977	$964,996

REITs : 2.79%
American Tower Corporation	55,330	5,101,426
Apartment Investment & Management Company Class A	20,433	748,052
AvalonBay Communities Incorporated	17,880	3,068,923
Boston Properties Incorporated	20,061	2,289,763
Crown Castle International Corporation	43,600	3,771,400
Equinix Incorporated	8,953	2,718,937
Equity Residential Company Limited	47,583	3,544,458
Essex Property Trust Incorporated	8,626	1,805,249
Extra Space Storage Incorporated	16,127	1,324,833
Federal Realty Investment Trust	9,069	1,342,756
General Growth Properties Incorporated	76,062	2,093,226
HCP Incorporated	60,748	1,796,926
Host Hotels & Resorts Incorporated	98,182	1,503,166
Iron Mountain Incorporated	25,100	737,438
Kimco Realty Corporation	53,990	1,444,233
Prologis Incorporated	68,490	2,634,125
Public Storage Incorporated	19,226	4,796,695
Realty Income Corporation «	32,605	1,908,697
Simon Property Group Incorporated	40,418	7,668,507
SL Green Realty Corporation	13,024	1,148,456
The Macerich Company	17,580	1,390,226
Ventas Incorporated	43,497	2,421,478
Vornado Realty Trust	23,151	1,999,320
Welltower Incorporated	46,227	2,948,358
Weyerhaeuser Company	102,962	2,674,953

		62,881,601

Health Care : 14.48%

Biotechnology : 3.27%
AbbVie Incorporated	213,545	11,661,692
Alexion Pharmaceuticals Incorporated †	29,434	4,144,307
Amgen Incorporated	98,537	14,019,844
Baxalta Incorporated	76,222	2,936,071
Biogen Idec Incorporated †	29,117	7,553,532
Celgene Corporation †	102,629	10,348,082
Gilead Sciences Incorporated	188,259	16,425,598
Regeneron Pharmaceuticals Incorporated †	10,141	3,894,347
Vertex Pharmaceuticals Incorporated †	32,098	2,744,058

		73,727,531

Health Care Equipment & Supplies : 2.22%
Abbott Laboratories	194,861	7,548,915
Baxter International Incorporated	71,456	2,823,227
Becton Dickinson & Company	27,528	4,059,004
Boston Scientific Corporation †	175,721	2,983,743
C.R. Bard Incorporated	9,652	1,856,852
DENTSPLY International Incorporated	31,517	1,921,276
Edwards Lifesciences Corporation †	28,178	2,451,486
Intuitive Surgical Incorporated †	4,881	2,748,296
Medtronic plc	183,684	14,215,305
St. Jude Medical Incorporated	36,923	1,982,396
Stryker Corporation	41,258	4,120,849
Varian Medical Systems Incorporated †	12,656	989,952
Zimmer Holdings Incorporated	23,377	2,263,127

		49,964,428

Health Care Providers & Services : 2.66%
Aetna Incorporated	45,550	4,948,097
AmerisourceBergen Corporation	25,518	2,210,369
Anthem Incorporated	34,103	4,456,921
Cardinal Health Incorporated	42,974	3,510,976

6

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
CIGNA Corporation	33,650	$4,697,877
DaVita HealthCare Partners Incorporated †	21,774	1,436,431
Express Scripts Holding Company †	88,341	6,217,440
HCA Holdings Incorporated †	41,005	2,837,956
Henry Schein Incorporated †	10,832	1,792,154
Humana Incorporated	19,362	3,426,493
Laboratory Corporation of America Holdings †	13,220	1,452,085
McKesson Corporation	30,059	4,677,782
Patterson Companies Incorporated	10,910	473,930
Quest Diagnostics Incorporated	18,726	1,245,841
Tenet Healthcare Corporation †	13,020	323,156
UnitedHealth Group Incorporated	124,503	14,828,307
Universal Health Services Incorporated Class B	11,912	1,314,727

		59,850,542

Health Care Technology : 0.09%
Cerner Corporation †	39,773	2,030,809

Life Sciences Tools & Services : 0.59%
Agilent Technologies Incorporated	43,291	1,616,919
Illumina Incorporated †	19,124	2,873,190
PerkinElmer Incorporated	14,622	691,036
Thermo Fisher Scientific Incorporated	52,134	6,735,191
Waters Corporation †	10,668	1,283,467

		13,199,803

Pharmaceuticals : 5.65%
Allergan plc †	51,484	14,936,023
Bristol-Myers Squibb Company	217,926	13,496,157
Eli Lilly & Company	127,492	9,179,424
Endo International plc †	27,192	1,136,898
Johnson & Johnson	361,442	38,027,313
Mallinckrodt plc †	15,146	984,944
Merck & Company Incorporated	364,916	18,322,432
Mylan NV †	53,958	2,431,887
Perrigo Company plc	19,124	2,414,405
Pfizer Incorporated	806,370	23,924,998
Zoetis Incorporated	59,839	2,456,989

		127,311,470

Industrials : 9.95%

Aerospace & Defense : 2.48%
General Dynamics Corporation	38,818	5,289,729
Honeywell International Incorporated	100,674	10,203,310
L-3 Communications Holdings Incorporated	10,240	1,201,254
Lockheed Martin Corporation	34,522	7,449,502
Northrop Grumman Corporation	23,824	4,579,449
Raytheon Company	39,332	4,871,268
Rockwell Collins Incorporated	17,170	1,503,577
Textron Incorporated	35,749	1,220,828
The Boeing Company	82,268	9,722,432
United Technologies Corporation	101,614	9,817,945

		55,859,294

Air Freight & Logistics : 0.71%
C.H. Robinson Worldwide Incorporated	18,762	1,310,150
Expeditors International of Washington Incorporated	24,351	1,114,789
FedEx Corporation	34,305	4,695,668
United Parcel Service Incorporated Class B	90,936	8,779,871

		15,900,478

7

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Airlines : 0.65%
American Airlines Group Incorporated	82,339	$3,375,899
Delta Air Lines Incorporated	102,736	4,955,985
Southwest Airlines Company	84,955	3,563,862
United Continental Holdings Incorporated †	48,700	2,788,562

		14,684,308

Building Products : 0.09%
Allegion plc	12,529	789,327
Masco Corporation	43,953	1,239,475

		2,028,802

Commercial Services & Supplies : 0.44%
Cintas Corporation	11,423	959,418
Pitney Bowes Incorporated	25,740	466,409
Republic Services Incorporated	31,298	1,430,319
Stericycle Incorporated †	11,101	1,264,737
The ADT Corporation	21,545	869,772
Tyco International plc	55,224	1,942,780
Waste Management Incorporated	54,242	3,029,416

		9,962,851

Construction & Engineering : 0.08%
Fluor Corporation	18,499	851,694
Jacobs Engineering Group Incorporated †	16,010	618,787
Quanta Services Incorporated †	20,869	423,432

		1,893,913

Electrical Equipment : 0.48%
AMETEK Incorporated	31,074	1,442,144
Eaton Corporation plc	60,455	3,428,403
Emerson Electric Company	85,504	4,175,160
Rockwell Automation Incorporated	17,245	1,795,032

		10,840,739

Industrial Conglomerates : 2.56%
3M Company	80,430	12,617,054
Danaher Corporation	77,880	6,952,348
General Electric Company	1,232,855	35,925,395
Roper Industries Incorporated	13,168	2,211,302

		57,706,099

Machinery : 1.22%
Caterpillar Incorporated	76,056	5,148,991
Cummins Incorporated	21,457	2,093,559
Deere & Company	40,724	3,265,250
Dover Corporation	20,243	1,230,370
Flowserve Corporation	17,095	718,332
Illinois Tool Works Incorporated	42,734	4,027,680
Ingersoll-Rand plc	34,100	1,894,596
Paccar Incorporated	46,171	2,377,807
Parker-Hannifin Corporation	17,763	1,797,616
Pentair plc	23,546	1,123,380
Snap-on Incorporated	7,586	1,097,467
Stanley Black & Decker Incorporated	19,558	1,838,648
Xylem Incorporated	23,430	876,516

		27,490,212

Professional Services : 0.30%
Dun & Bradstreet Corporation	4,720	452,129
Equifax Incorporated	15,476	1,623,123

8

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Professional Services (continued)
Nielsen Holdings plc	47,556	$2,393,969
Robert Half International Incorporated	17,333	682,747
Verisk Analytics Incorporated †	20,362	1,483,168

		6,635,136

Road & Rail : 0.76%
CSX Corporation	127,356	3,074,374
J.B. Hunt Transport Services Incorporated	11,827	902,282
Kansas City Southern	14,256	1,164,858
Norfolk Southern Corporation	39,002	2,853,776
Ryder System Incorporated	6,979	395,849
Union Pacific Corporation	111,573	8,798,647

		17,189,786

Trading Companies & Distributors : 0.18%
Fastenal Company «	37,842	1,713,864
United Rentals Incorporated †	12,126	625,338
W.W. Grainger Incorporated «	7,546	1,636,727

		3,975,929

Information Technology : 20.03%

Communications Equipment : 0.99%
Cisco Systems Incorporated	663,081	17,359,461
F5 Networks Incorporated †	9,193	884,091
Harris Corporation	16,252	1,267,981
Juniper Networks Incorporated	46,371	1,145,364
Motorola Solutions Incorporated	20,988	1,542,408

		22,199,305

Electronic Equipment, Instruments & Components : 0.37%
Amphenol Corporation Class A	40,268	2,137,023
Corning Incorporated	145,368	2,660,234
FLIR Systems Incorporated	18,044	558,642
TE Connectivity Limited	50,463	2,872,354

		8,228,253

Internet Software & Services : 4.24%
Akamai Technologies Incorporated †	23,244	1,254,479
Alphabet Incorporated Class A †	38,056	27,294,524
Alphabet Incorporated Class C †	38,814	27,083,245
eBay Incorporated	144,292	3,434,150
Facebook Incorporated Class A †	296,586	31,710,975
VeriSign Incorporated †«	12,818	1,082,993
Yahoo! Incorporated †	113,491	3,607,879

		95,468,245

IT Services : 3.61%
Accenture plc Class A	81,617	8,182,920
Alliance Data Systems Corporation †	7,986	1,678,098
Automatic Data Processing Incorporated	60,247	5,102,318
Cognizant Technology Solutions Corporation Class A †	79,431	4,525,978
CSRA Incorporated	17,988	466,789
Fidelity National Information Services Incorporated	36,241	2,111,038
Fiserv Incorporated †	29,854	2,854,938
International Business Machines Corporation	116,586	15,276,264
MasterCard Incorporated Class A	129,350	11,243,102
Paychex Incorporated	41,916	2,154,063
PayPal Holdings Incorporated †	145,225	5,538,882
Teradata Corporation †	17,374	433,481

9

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
IT Services (continued)
Total System Services Incorporated	22,111	$963,597
Visa Incorporated Class A	254,261	18,405,954
Western Union Company	66,004	1,205,233
Xerox Corporation	124,314	1,194,658

		81,337,313

Semiconductors & Semiconductor Equipment : 2.70%
Analog Devices Incorporated	40,764	2,160,084
Applied Materials Incorporated	150,110	2,832,576
Broadcom Limited	50,794	6,804,872
First Solar Incorporated †	9,887	710,579
Intel Corporation	616,436	18,240,341
KLA-Tencor Corporation	20,371	1,379,932
Lam Research Corporation	20,691	1,516,650
Linear Technology Corporation	31,239	1,362,645
Microchip Technology Incorporated	26,534	1,180,498
Micron Technology Incorporated †	141,830	1,507,653
NVIDIA Corporation	66,764	2,093,719
Qorvo Incorporated †	16,865	760,274
QUALCOMM Incorporated	196,347	9,972,464
Skyworks Solutions Incorporated	24,970	1,659,257
Texas Instruments Incorporated	132,511	7,025,733
Xilinx Incorporated	33,568	1,585,081

		60,792,358

Software : 4.21%
Activision Blizzard Incorporated	65,904	2,087,180
Adobe Systems Incorporated †	65,157	5,548,119
Autodesk Incorporated †	29,548	1,528,814
CA Incorporated	38,653	1,132,146
Citrix Systems Incorporated †	20,094	1,419,641
Electronic Arts Incorporated †	40,600	2,608,144
Intuit Incorporated	34,486	3,332,727
Microsoft Corporation	1,043,449	53,090,685
Oracle Corporation	418,215	15,381,948
Red Hat Incorporated †	23,879	1,560,493
Salesforce.com Incorporated †	81,533	5,523,861
Symantec Corporation	88,243	1,703,972

		94,917,730

Technology Hardware, Storage & Peripherals : 3.91%
Apple Incorporated	728,297	70,419,037
EMC Corporation	253,267	6,617,867
Hewlett Packard Enterprise Company	234,899	3,117,110
Hewlett-Packard Incorporated	235,969	2,522,509
NetApp Incorporated	38,188	948,590
SanDisk Corporation	26,216	1,894,368
Seagate Technology plc	39,062	1,224,984
Western Digital Corporation	30,269	1,317,610

		88,062,075

Materials : 2.75%

Chemicals : 2.06%
Air Products & Chemicals Incorporated	25,327	3,355,068
Airgas Incorporated	8,472	1,198,957
CF Industries Holdings Incorporated	30,446	1,110,061
Dow Chemical Company	146,894	7,140,517
E.I. du Pont de Nemours & Company	114,484	6,968,641
Eastman Chemical Company	19,412	1,245,280
Ecolab Incorporated	34,718	3,560,331
FMC Corporation	17,455	657,006
International Flavors & Fragrances Incorporated	10,483	1,082,789
LyondellBasell Industries NV Class A	46,968	3,767,303

10

Wells Fargo Index Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Monsanto Company	57,455	$5,170,375
PPG Industries Incorporated	35,174	3,395,346
Praxair Incorporated	37,209	3,787,504
The Mosaic Company	43,805	1,167,403
The Sherwin-Williams Company	10,337	2,796,159

		46,402,740

Construction Materials : 0.13%
Martin Marietta Materials Incorporated	8,640	1,232,237
Vulcan Materials Company	17,415	1,715,900

		2,948,137

Containers & Packaging : 0.29%
Avery Dennison Corporation	11,901	774,993
Ball Corporation	17,807	1,179,358
International Paper Company	54,154	1,933,298
Owens-Illinois Incorporated †	21,010	314,310
Sealed Air Corporation	25,789	1,179,331
WestRock Company	33,586	1,134,199

		6,515,489

Metals & Mining : 0.27%
Alcoa Incorporated «	171,140	1,528,280
Freeport-McMoRan Incorporated «	163,286	1,245,872
Newmont Mining Corporation	69,118	1,785,318
Nucor Corporation	41,751	1,642,484

		6,201,954

Telecommunication Services : 2.73%

Diversified Telecommunication Services : 2.73%
AT&T Incorporated	803,626	29,693,981
CenturyLink Incorporated	71,716	2,193,792
Frontier Communications Corporation «	152,602	825,577
Level 3 Communications Incorporated †	37,696	1,830,141
Verizon Communications Incorporated	531,511	26,963,553

		61,507,044

Utilities : 3.30%

Electric Utilities : 1.92%
American Electric Power Company Incorporated	64,115	3,959,101
Duke Energy Corporation	89,916	6,678,960
Edison International	42,560	2,900,890
Entergy Corporation	23,302	1,682,637
Eversource Energy	41,434	2,249,866
Exelon Corporation	120,121	3,782,610
FirstEnergy Corporation	55,261	1,849,586
Nextera Energy Incoporated	60,159	6,787,138
Pepco Holdings Incorporated	33,130	867,343
Pinnacle West Capital Corporation	14,480	996,658
PPL Corporation	87,755	3,070,547
The Southern Company	118,733	5,720,556
Xcel Energy Incorporated	66,294	2,621,265

		43,167,157

Gas Utilities : 0.04%
AGL Resources Incorporated	15,707	1,015,458

11

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Independent Power & Renewable Electricity Producers : 0.06%
AES Corporation	87,895	$861,371
NRG Energy Incorporated	41,040	442,411

		1,303,782

Multi-Utilities : 1.28%
Ameren Corporation	31,695	1,488,080
CenterPoint Energy Incorporated	56,204	1,047,081
CMS Energy Corporation	36,194	1,431,835
Consolidated Edison Incorporated	38,299	2,681,313
Dominion Resources Incorporated	77,768	5,437,539
DTE Energy Company	23,445	1,972,193
NiSource Incorporated	41,628	894,169
PG&E Corporation	64,067	3,634,521
Public Service Enterprise Group Incorporated	66,093	2,819,527
SCANA Corporation	18,669	1,213,858
Sempra Energy	30,802	2,972,701
TECO Energy Incorporated	30,728	844,098
WEC Energy Group Incorporated	41,237	2,323,705

		28,760,620

Total Common Stocks (Cost $1,155,234,716)		2,211,724,467

		Yield
Short-Term Investments : 1.86%

Investment Companies : 1.78%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.41%		18,203,802	18,203,802
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43		21,880,839	21,880,839

					40,084,641

			Maturity date	Principal
U.S. Treasury Securities : 0.08%
U.S. Treasury Bill (z)#		0.07	4-7-2016	$1,162,000	1,161,706
U.S. Treasury Bill (z)#		0.10	4-21-2016	255,000	254,896
U.S. Treasury Bill (z)#		0.27	5-5-2016	360,000	359,823

					1,776,425

Total Short-Term Investments (Cost $41,861,336)					41,861,066

Total investments in securities (Cost $1,197,096,052)*	100.08%				2,253,585,533

Other assets and liabilities, net	(0.08)				(1,782,678)

Total net assets	100.00%				$2,251,802,855

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,266,161,807 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,098,554,849
Gross unrealized losses	(111,131,123)

Net unrealized gains	$987,423,726

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

12

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary by Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$285,932,471	$0	$0	$285,932,471
Consumer staples	236,631,695	0	0	236,631,695
Energy	145,842,956	0	0	145,842,956
Financials	344,237,555	0	0	344,237,555
Health care	326,084,583	0	0	326,084,583
Industrials	224,167,547	0	0	224,167,547
Information technology	451,005,279	0	0	451,005,279
Materials	62,068,320	0	0	62,068,320
Telecommunication services	61,507,044	0	0	61,507,044
Utilities	74,247,017	0	0	74,247,017
Short-term investments
Investment companies	21,880,839	0	0	21,880,839
U.S. Treasury securities	1,776,425	0	0	1,776,425
Investments measured at net asset value*				18,203,802

Total assets	$2,235,381,731	$0	$0	$2,253,585,533
Liabilities
Futures contracts	$203,280	$0	$0	$203,280

Total liabilities	$203,280	$0	$0	$203,280

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $18,203,802 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	674,695	2,391	69,910	607,176	$28,488,698

Derivative transactions

For the nine months ended February 29, 2016, the Portfolio entered into futures contracts to gain market exposure.

At February 29, 2016, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains
3-17-2016	Societe Generale	51 Long	S&P 500 Index	$24,601,125	$386,470

Wells Fargo International Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 90.31%

Belgium : 2.35%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	8,052	$900,831
Telenet Group Holding NV (Consumer Discretionary, Media)†	22,809	1,196,463
UCB SA (Health Care, Pharmaceuticals)	15,768	1,166,845

		3,264,139

Canada : 0.70%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	8,051	975,701

China : 2.26%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	11,324	1,963,808
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	306,000	160,300
Tencent Holdings Limited (Information Technology, Internet Software & Services)	55,400	1,013,683

		3,137,791

France : 7.37%
Groupe Danone SA (Consumer Staples, Food Products)	35,841	2,492,668
L’Oreal SA (Consumer Staples, Personal Products)	8,127	1,367,856
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,978	1,159,307
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	97,060	1,681,120
Pernod-Ricard SA (Consumer Staples, Beverages)	13,944	1,483,279
Zodiac Aerospace SA (Industrials, Aerospace & Defense)«	123,250	2,052,821

		10,237,051

Germany : 13.77%
Allianz AG (Financials, Insurance)	11,863	1,759,603
Bayer AG (Health Care, Pharmaceuticals)	59,027	6,119,210
Beiersdorf AG (Consumer Staples, Personal Products)	26,369	2,285,503
Deutsche Boerse AG (Financials, Diversified Financial Services)	31,777	2,612,675
Linde AG (Materials, Chemicals)	22,960	3,178,748
Vonovia SE (Financials, Real Estate Management & Development)	51,955	1,613,663
Wirecard AG (Information Technology, IT Services)«	39,514	1,558,897

		19,128,299

Hong Kong : 3.02%
AIA Group Limited (Financials, Insurance)	820,800	4,190,444

India : 0.14%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	12,514	194,122

Ireland : 6.88%
Allegion plc (Industrials, Building Products)	2,032	128,016
Allergan plc (Health Care, Pharmaceuticals)†	7,540	2,187,429
Medtronic plc (Health Care, Health Care Equipment & Supplies)	93,664	7,248,657

		9,564,102

Italy : 0.58%
Mediaset SpA (Consumer Discretionary, Media)	228,906	813,053

Japan : 9.89%
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	108,754	4,324,592
NGK Insulators Limited (Industrials, Machinery)	98,000	1,743,148
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	75,893	1,766,538
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	66,400	2,421,041
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	8,600	1,592,371
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	36,300	1,892,594

		13,740,284

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo International Growth Portfolio

Security name	Shares	Value
Mexico : 1.24%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	67,022	$1,722,465

Netherlands : 1.71%

Unilever plc (Consumer Staples, Personal Products)	55,524	2,372,126

South Korea : 0.01%

Orion Corporation (Consumer Staples, Food Products)	18	13,350

Spain : 1.56%
Grifols SA (Health Care, Biotechnology)	43,240	942,629
Grifols SA ADR (Health Care, Biotechnology)	78,517	1,224,865

		2,167,494

Sweden : 1.68%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	9,426	1,012,515
Swedbank AB Class A (Financials, Banks)	65,125	1,315,512

		2,328,027

Switzerland : 12.36%
Actelion Limited (Health Care, Biotechnology)	17,043	2,360,783
Adecco SA (Industrials, Professional Services)	1,004	58,149
Nestle SA (Consumer Staples, Food Products)	76,038	5,317,409
Novartis AG (Health Care, Pharmaceuticals)	24,736	1,761,906
Roche Holding AG (Health Care, Pharmaceuticals)	16,045	4,114,182
Syngenta AG (Materials, Chemicals)	8,894	3,561,867

		17,174,296

Taiwan : 0.77%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	240,000	1,073,745

United Kingdom : 20.70%
Aon plc (Financials, Insurance)	29,597	2,820,298
Babcock International Group plc (Industrials, Commercial Services & Supplies)	53,879	681,720
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	160,397	1,080,139
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	29,906	1,477,393
Croda International plc (Materials, Chemicals)	13,983	575,243
Delphi Automotive plc (Consumer Discretionary, Auto Components)	40,216	2,681,603
Diageo plc (Consumer Staples, Beverages)	6,040	155,230
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	40,319	2,081,099
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,990	1,426,959
International Consolidated Airlines Group SA (Industrials, Airlines)	283,379	2,154,446
Johnson Matthey plc (Materials, Chemicals)	48,677	1,718,829
Liberty Global plc Class A (Consumer Discretionary, Media)	72,016	2,653,069
Liberty Global plc Class C (Consumer Discretionary, Media)	110,092	3,958,908
Lloyds Banking Group plc (Financials, Banks)	2,149,990	2,157,567
Worldpay Group plc (Information Technology, IT Services)144A†	273,253	1,091,097
WPP plc (Consumer Discretionary, Media)	96,877	2,040,463

		28,754,063

United States : 3.32%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†	43,538	2,480,795
Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,047	1,119,045
WABCO Holdings Incorporated (Industrials, Machinery)†	10,797	1,018,157

		4,617,997

Total Common Stocks (Cost $119,141,399)		125,468,549

2

Wells Fargo International Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name			Expiration date	Shares	Value
Participation Notes : 1.29%

Ireland : 1.29%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)			10-29-2018	115,715	$1,794,892

Total Participation Notes (Cost $1,010,817)					1,794,892

		Dividend yield
Preferred Stocks : 0.88%

Germany : 0.88%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.64%		12,217	1,227,691

Total Preferred Stocks (Cost $874,798)					1,227,691

Short-Term Investments : 9.61%
		Yield
Investment Companies : 9.61%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.41		2,023,184	2,023,184
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43		11,322,124	11,322,124

Total Short-Term Investments (Cost $13,345,308)					13,345,308

Total investments in securities (Cost $134,372,322)*	102.09%				141,836,440

Other assets and liabilities, net	(2.09)				(2,909,958)

Total net assets	100.00%				$138,926,482

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $134,797,182 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,919,597
Gross unrealized losses	(5,880,339)

Net unrealized gains	$7,039,258

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
SDR	Swedish depositary receipt

3

Wells Fargo International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 29, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$0	$3,264,139	$0	$3,264,139
Canada	975,701	0	0	975,701
China	1,963,808	1,173,983	0	3,137,791
France	0	10,237,051	0	10,237,051
Germany	0	19,128,299	0	19,128,299
Hong Kong	0	4,190,444	0	4,190,444
India	0	194,122	0	194,122
Ireland	9,564,102	0	0	9,564,102
Italy	0	813,053	0	813,053
Japan	0	13,740,284	0	13,740,284
Mexico	1,722,465	0	0	1,722,465
Netherlands	0	2,372,126	0	2,372,126
South Korea	0	13,350	0	13,350
Spain	1,224,865	942,629	0	2,167,494
Sweden	0	2,328,027	0	2,328,027
Switzerland	0	17,174,296	0	17,174,296
Taiwan	0	1,073,745	0	1,073,745
United Kingdom	12,113,878	16,640,185	0	28,754,063
United States	4,617,997	0	0	4,617,997

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Participation notes
Ireland	0	1,794,892	0	1,794,892
Preferred stocks
Germany	0	1,227,691	0	1,227,691
Short-term investments
Investment companies	11,322,124	0	0	11,322,124
Investments measured at net asset value*				2,023,184

Total assets	$43,504,940	$96,308,316	$0	$141,836,440

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,023,184 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, fair value pricing was used in pricing certain foreign securities and securities valued at $70,704,566 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Value Fund	Portfolio of investments — February 29, 2016 (unaudited)

Security name		Value
Investment Companies : 99.40%
Affiliated Master Portfolios : 99.40%
Wells Fargo International Value Portfolio		$421,792,021

Total Investment Companies (Cost $512,112,516)		421,792,021

Total investments in securities (Cost $512,112,516)*	99.40%	421,792,021
Other assets and liabilities, net	0.60	2,563,226

Total net assets	100.00%	$424,355,247

*	Cost for federal income tax purposes is $513,228,481 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(91,436,460)

Net unrealized losses	$(91,436,460)

1

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for each affiliated Master Portfolio is included with this filing. As of February 29, 2016, the Fund owns 93% of Wells Fargo International Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of February 29, 2016, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 29, 2016, the affiliated Master Portfolio valued at $421,792,021 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.56%

Consumer Discretionary : 8.71%

Hotels, Restaurants & Leisure : 1.69%
Norwegian Cruise Line Holdings Limited †	25,250	$1,240,533

Household Durables : 2.45%
Harman International Industries Incorporated	11,707	897,693
Jarden Corporation †	16,978	897,797

		1,795,490

Leisure Products : 1.39%
Mattel Incorporated	31,393	1,020,900

Media : 1.20%
Scripps Networks Interactive Incorporated Class A	14,827	878,351

Multiline Retail : 0.90%
JCPenny Company Incorporated «†	64,446	657,349

Textiles, Apparel & Luxury Goods : 1.08%
Skechers U.S.A. Incorporated Class A †	24,055	791,891

Consumer Staples : 6.74%

Food & Staples Retailing : 2.92%
CVS Health Corporation	22,018	2,139,489

Food Products : 1.10%
TreeHouse Foods Incorporated †	9,540	805,367

Household Products : 1.35%
The Procter & Gamble Company	12,296	987,246

Personal Products : 1.37%
Herbalife Limited «†	18,344	1,004,334

Energy : 10.86%

Energy Equipment & Services : 0.81%
Baker Hughes Incorporated	7,892	338,330
Noble Corporation plc «	30,604	254,931

		593,261

Oil, Gas & Consumable Fuels : 10.05%
Chevron Corporation	11,430	953,719
ConocoPhillips	19,177	648,758
Exxon Mobil Corporation	29,377	2,354,567
Kinder Morgan Incorporated	69,137	1,250,688
Noble Energy Incorporated	35,551	1,048,755
Valero Energy Corporation	18,516	1,112,441

		7,368,928

Financials : 26.58%

Banks : 9.55%
Bank of America Corporation	98,811	1,237,114
BOK Financial Corporation «	20,150	984,731
Citigroup Incorporated	31,329	1,217,132
First Republic Bank	11,924	733,803
JPMorgan Chase & Company	32,086	1,806,442
KeyCorp	31,683	334,256

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name	Shares	Value
Banks (continued)
SunTrust Banks Incorporated	20,655	$685,333

		6,998,811

Capital Markets : 4.24%
Affiliated Managers Group Incorporated †	5,309	736,305
Ameriprise Financial Incorporated	16,468	1,382,489
Goldman Sachs Group Incorporated	6,635	992,132

		3,110,926

Insurance : 7.01%
American International Group Incorporated	28,858	1,448,672
Arthur J. Gallagher & Company	21,660	863,151
Chubb Limited	7,121	822,689
Endurance Specialty Holdings Limited	11,667	726,504
MetLife Incorporated	32,223	1,274,742

		5,135,758

REITs : 5.78%
Alexandria Real Estate Equities Incorporated	18,859	1,492,878
Equity Residential	8,391	625,046
Pebblebrook Hotel Trust	23,015	625,087
Prologis Incorporated	18,228	701,049
VEREIT Incorporated	98,744	791,927

		4,235,987

Health Care : 13.10%

Biotechnology : 2.46%
Baxalta Incorporated	33,576	1,293,348
Gilead Sciences Incorporated	5,874	512,507

		1,805,855

Health Care Equipment & Supplies : 1.09%
Medtronic plc	10,277	795,337

Health Care Providers & Services : 1.93%
Cigna Corporation	5,586	779,861
HCA Holdings Incorporated †	9,201	636,801

		1,416,662

Pharmaceuticals : 7.62%
AbbVie Incorporated	10,500	573,405
Allergan plc †	4,409	1,279,095
Johnson & Johnson	7,673	807,276
Mallinckrodt plc †	12,316	800,909
Merck & Company Incorporated	16,634	835,193
Pfizer Incorporated	43,334	1,285,716

		5,581,594

Industrials : 10.74%

Aerospace & Defense : 3.01%
Curtiss-Wright Corporation	11,704	826,185
Raytheon Company	5,865	726,380
The Boeing Company	5,502	650,226

		2,202,791

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Airlines : 0.78%
United Continental Holdings Incorporated †	9,972	$570,997

Commercial Services & Supplies : 0.96%
Progressive Waste Solutions Limited	23,657	707,344

Electrical Equipment : 0.92%
Eaton Corporation plc	11,922	676,097

Industrial Conglomerates : 1.72%
General Electric Company	43,387	1,264,297

Machinery : 1.50%
Stanley Black & Decker Incorporated	11,659	1,096,063

Road & Rail : 0.96%
Norfolk Southern Corporation	9,605	702,798

Trading Companies & Distributors : 0.89%
HD Supply Holdings Incorporated †	23,467	652,148

Information Technology : 10.90%

Electronic Equipment, Instruments & Components : 2.75%
Synnex Corporation	14,052	1,321,310
TE Connectivity Limited	12,197	694,253

		2,015,563

Internet Software & Services : 1.44%
Alphabet Incorporated Class C †	1,511	1,054,330

Semiconductors & Semiconductor Equipment : 3.69%
Intel Corporation	31,596	934,926
NXP Semiconductors NV †	14,944	1,064,611
Skyworks Solutions Incorporated	10,610	705,035

		2,704,572

Software : 0.52%
Citrix Systems Incorporated †	5,365	379,037

Technology Hardware, Storage & Peripherals : 2.50%
Apple Incorporated	7,084	684,952
NCR Corporation †	49,182	1,148,892

		1,833,844

Materials : 3.17%

Chemicals : 1.74%
Cabot Corporation	11,987	533,781
FMC Corporation	19,782	744,594

		1,278,375

Containers & Packaging : 1.43%
Crown Holdings Incorporated †	17,198	805,726
WestRock Company	7,162	241,861

		1,047,587

Telecommunication Services : 2.38%

Diversified Telecommunication Services : 2.38%
AT&T Incorporated	22,762	841,056

3

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name			Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications Incorporated			17,752	$900,559

				1,741,615

Utilities : 4.38%

Electric Utilities : 3.25%
Duke Energy Corporation			15,256	1,133,216
The Southern Company			25,977	1,251,572

				2,384,788

Gas Utilities : 1.13%
Atmos Energy Corporation			11,944	829,033

Total Common Stocks (Cost $66,730,712)				71,505,348

		Yield

Short-Term Investments : 6.09%

Investment Companies : 6.09%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.41%	2,817,950	2,817,950
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43	1,643,998	1,643,998

Total Short-Term Investments (Cost $4,461,948)				4,461,948

Total investments in securities (Cost $71,192,660)*	103.65%			75,967,296
Other assets and liabilities, net	(3.65)			(2,675,095)

Total net assets	100.00%			$73,292,201

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $71,932,876 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,067,745
Gross unrealized losses	(5,033,325)

Net unrealized gains	$4,034,420

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$6,384,514	$0	$0	$6,384,514
Consumer staples	4,936,436	0	0	4,936,436
Energy	7,962,189	0	0	7,962,189
Financials	19,481,482	0	0	19,481,482
Health care	9,599,448	0	0	9,599,448
Industrials	7,872,535	0	0	7,872,535
Information technology	7,987,346	0	0	7,987,346
Materials	2,325,962	0	0	2,325,962
Telecommunication services	1,741,615	0	0	1,741,615
Utilities	3,213,821	0	0	3,213,821
Short-term investments		0	0
Investment companies	1,643,998	0	0	1,643,998
Investments measured at net asset value*				2,817,950

	$73,149,346	$0	$0	$75,967,296

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,817,950 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 93.19%

Consumer Discretionary : 15.30%

Auto Components : 1.19%
Gentherm Incorporated †	297,665	$12,412,629

Diversified Consumer Services : 2.22%
2U Incorporated †«	449,921	10,055,734
Houghton Mifflin Harcourt Company †	699,310	13,154,021

		23,209,755

Hotels, Restaurants & Leisure : 3.67%
Brinker International Incorporated	129,535	6,450,843
Del Taco Restaurants Incorporated †	605,470	6,557,240
Extended Stay America Incorporated	624,000	9,222,720
Krispy Kreme Doughnuts Incorporated †	600,420	8,790,149
Zoe’s Kitchen Incorporated †«	207,480	7,247,276

		38,268,228

Household Durables : 0.40%
William Lyon Homes Class A †«	356,359	4,226,418

Leisure Products : 0.41%
Malibu Boats Incorporated †	277,930	4,294,019

Media : 2.41%
IMAX Corporation †	406,833	12,005,642
Lions Gate Entertainment Corporation	327,204	6,904,004
Media General Incorporated †«	374,570	6,225,353

		25,134,999

Specialty Retail : 4.12%
Burlington Stores Incorporated †	190,850	10,699,051
Chico’s FAS Incorporated	481,547	6,144,540
Dick’s Sporting Goods Incorporated	221,429	9,404,090
Monro Muffler Brake Incorporated	142,551	9,746,212
Party City Holdco Incorporated †	703,820	6,960,780

		42,954,673

Textiles, Apparel & Luxury Goods : 0.88%
Kate Spade & Company †	460,910	9,135,236

Consumer Staples : 1.58%

Food Products : 1.58%
Amplify Snack Brands Incorporated †«	680,079	6,998,013
WhiteWave Foods Company †	243,636	9,433,586

		16,431,599

Energy : 2.02%

Oil, Gas & Consumable Fuels : 2.02%
Diamondback Energy Incorporated †	126,449	9,009,491
GasLog Limited «	546,353	5,190,354
Memorial Resource Development Corporation †	563,520	5,449,238
Ring Energy Incorporated †«	333,230	1,392,901

		21,041,984

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Financials : 9.07%

Banks : 2.30%
ServisFirst Bancshares Incorporated	151,600	$5,540,980
Signature Bank †	63,835	8,269,824
SVB Financial Group †	115,372	10,250,802

		24,061,606

Capital Markets : 3.23%
Evercore Partners Incorporated Class A	276,504	12,904,442
Stifel Financial Corporation †	237,081	6,865,866
Virtu Financial Incorporated	363,568	8,111,202
Virtus Investment Partners Incorporated	63,278	5,809,553

		33,691,063

Insurance : 1.30%
Argo Group International Holdings Limited	221,201	12,327,532
Patriot National Incorporated †«	300,160	1,266,675

		13,594,207

REITs : 1.08%
QTS Realty Trust Incorporated Class A	252,565	11,244,194

Thrifts & Mortgage Finance : 1.16%
Essent Group Limited †	627,234	12,074,255

Health Care : 21.91%

Biotechnology : 3.76%
Alder Biopharmaceuticals Incorporated †«	142,130	2,699,049
Alnylam Pharmaceuticals Incorporated †	115,012	6,736,253
Celldex Therapeutics Incorporated †«	334,796	2,276,613
Cepheid Incorporated †	306,944	9,110,098
Flexion Therapeutics Incorporated †	327,220	3,093,865
Intrexon Corporation «	108,514	3,358,508
Portola Pharmaceuticals Incorporated †	198,154	5,581,998
Radius Health Incorporated †«	102,870	3,014,091
Tesaro Incorporated †	82,872	3,353,001

		39,223,476

Health Care Equipment & Supplies : 7.08%
Accuray Incorporated †«	1,149,288	5,803,904
Analogic Corporation	137,940	10,342,741
Atricure Incorporated †	414,483	6,867,983
Cerus Corporation †«	1,596,198	7,821,370
DexCom Incorporated †	132,806	8,640,358
Inogen Incorporated †	294,595	10,069,257
LDR Holding Corporation †	375,489	7,791,397
Nevro Corporation †«	162,600	9,365,760
The Spectranetics Corporation †«	505,884	7,173,435

		73,876,205

Health Care Providers & Services : 6.78%
Adeptus Health Incorporated Class A †«	165,067	9,395,614
AMN Healthcare Services Incorporated †	479,625	13,635,739
Capital Senior Living Corporation †	491,070	8,387,476
Ensign Group Incorporated	385,240	7,901,272
HealthEquity Incorporated †	553,830	11,530,741
LifePoint Hospitals Incorporated †	133,796	8,343,519
Surgery Partners Incorporated †«	509,080	6,684,220
Teladoc Incorporated †«	345,290	4,775,361

		70,653,942

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Health Care Technology : 1.03%
Evolent Health Incorporated Class A †«	551,870	$5,546,294
Medidata Solutions Incorporated †	151,312	5,220,264

		10,766,558

Life Sciences Tools & Services : 1.60%
ICON plc ADR †	234,882	16,714,203

Pharmaceuticals : 1.66%
Akorn Incorporated †	182,718	4,858,472
Cempra Holdings Incorporated †«	224,460	3,777,662
Pacira Pharmaceuticals Incorporated †«	130,770	6,801,348
Relypsa Incorporated †«	139,820	1,854,013

		17,291,495

Industrials : 15.78%

Aerospace & Defense : 0.56%
Astronics Corporation	183,747	5,844,992

Air Freight & Logistics : 1.26%
Hub Group Incorporated Class A †	355,479	13,124,285

Building Products : 4.31%
A.O. Smith Corporation	162,354	11,426,475
Apogee Enterprises Incorporated	288,245	11,509,623
Masonite International Corporation †	119,720	6,885,097
NCI Building Systems Incorporated †	714,254	7,813,939
PGT Incorporated †	743,021	7,348,478

		44,983,612

Commercial Services & Supplies : 5.03%
Copart Incorporated †	339,783	12,826,808
KAR Auction Services Incorporated	271,660	9,619,481
Mobile Mini Incorporated «	320,490	9,210,883
TrueBlue Incorporated †	528,596	12,131,278
West Corporation	388,330	8,651,992

		52,440,442

Construction & Engineering : 0.88%
Granite Construction Incorporated	222,880	9,238,376

Machinery : 0.88%
Wabash National Corporation †	784,283	9,199,640

Professional Services : 1.28%
On Assignment Incorporated †	283,774	9,367,380
RPX Corporation †	401,174	3,975,634

		13,343,014

Road & Rail : 1.58%
Genesee & Wyoming Incorporated Class A †	152,227	8,634,315
Swift Transportation Company †«	460,656	7,849,578

		16,483,893

Information Technology : 25.13%

Communications Equipment : 2.66%
Infinera Corporation †	617,392	9,686,880
Radware Limited †	661,770	7,616,973

3

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name		Shares	Value
Communications Equipment (continued)
Ruckus Wireless Incorporated †		1,078,530	$10,440,170

			27,744,023

Electronic Equipment, Instruments & Components : 1.07%
OSI Systems Incorporated †		185,056	11,171,831

Internet Software & Services : 3.08%
Benefitfocus Incorporated †«		274,370	8,612,474
Cornerstone OnDemand Incorporated †		373,200	10,748,160
Marketo Incorporated †		462,780	7,807,099
Pandora Media Incorporated †«		484,060	4,947,093

			32,114,826

IT Services : 3.01%
Acxiom Corporation †		554,780	11,506,137
Maximus Incorporated		192,040	9,442,607
Vantiv Incorporated Class A †		200,810	10,450,152

			31,398,896

Semiconductors & Semiconductor Equipment : 6.26%
Applied Micro Circuits Corporation †		1,106,007	6,392,720
Cypress Semiconductor Corporation «		1,314,904	10,492,934
FormFactor Incorporated †		1,103,995	8,390,362
Microsemi Corporation †		361,140	12,506,278
Nanometrics Incorporated †		324,399	4,502,658
Silicon Motion Technology Corporation		279,094	9,402,677
Teradyne Incorporated		715,377	13,649,393

			65,337,022

Software : 9.05%
Bottomline Technologies Incorporated †		360,070	10,157,575
Cadence Design Systems Incorporated †		694,612	14,968,889
PTC Incorporated †		379,785	11,739,154
Qlik Technologies Incorporated †		441,783	10,258,201
Rubicon Project Incorporated †		670,634	11,058,755
SS&C Technologies Holdings		291,468	16,989,670
Synchronoss Technologies Incorporated †		202,390	5,668,944
Ultimate Software Group Incorporated †		42,031	7,219,245
Zendesk Incorporated †		344,203	6,298,915

			94,359,348

Materials : 2.40%

Chemicals : 0.80%
Calgon Carbon Corporation		593,769	8,324,641

Metals & Mining : 0.85%
Steel Dynamics Incorporated		490,383	8,920,067

Paper & Forest Products : 0.75%
Boise Cascade Company †		464,547	7,776,517

Total Common Stocks (Cost $1,047,399,339)			972,106,169

	Yield
Short-Term Investments : 19.04%

Investment Companies : 19.04%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41%	137,611,027	137,611,027

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name		Yield	Shares	Value

Investment Companies (continued)
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43%	61,059,016	$61,059,016

Total Short-Term Investments (Cost $198,670,043)				198,670,043

Total investments in securities (Cost $1,246,069,382)*	112.23%			1,170,776,212
Other assets and liabilities, net	(12.23)			(127,614,326)

Total net assets	100.00%			$1,043,161,886

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,257,809,304 and unrealized gains (losses) consists of:

Gross unrealized gains	$69,025,535
Gross unrealized losses	(156,058,627)

Net unrealized losses	$(87,033,092)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$159,635,957	$0	$0	$159,635,957
Consumer staples	16,431,599	0	0	16,431,599
Energy	21,041,984	0	0	21,041,984
Financials	94,665,325	0	0	94,665,325
Health care	228,525,879	0	0	228,525,879
Industrials	164,658,254	0	0	164,658,254
Information technology	262,125,946	0	0	262,125,946
Material	25,021,225	0	0	25,021,225
Short-term investments
Investment companies	61,059,016	0	0	61,059,016
Investments measured at net asset value*				137,611,027

Total assets	$1,033,165,185	$0	$0	$1,170,776,212

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $137,611,027 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 96.01%

Consumer Discretionary : 14.28%

Auto Components : 1.76%
American Axle & Manufacturing Holdings Incorporated †	140,219	$2,050,002
Metaldyne Performance Group Incorporated	104,200	1,487,976

		3,537,978

Automobiles : 1.11%
Thor Industries Incorporated	40,150	2,223,507

Hotels, Restaurants & Leisure : 0.81%
ClubCorp Holdings Incorporated	123,294	1,636,111

Household Durables : 1.36%
Beazer Homes USA Incorporated †	160,650	1,175,958
WCI Communities Incorporated †	90,300	1,557,675

		2,733,633

Media : 2.15%
National CineMedia Incorporated	100,450	1,501,728
Scholastic Corporation «	80,423	2,817,218

		4,318,946

Specialty Retail : 4.85%
Asbury Automotive Group Incorporated †	33,109	1,933,566
Ascena Retail Group Incorporated †«	202,820	1,713,829
DSW Incorporated Class A	88,188	2,310,526
Outerwall Incorporated «	55,810	1,740,714
Urban Outfitters Incorporated †	76,650	2,030,459

		9,729,094

Textiles, Apparel & Luxury Goods : 2.24%
G-III Apparel Group Limited †	47,600	2,510,900
Oxford Industries Incorporated	27,400	1,990,062

		4,500,962

Consumer Staples : 2.07%

Food & Staples Retailing : 1.25%
SUPERVALU Incorporated †	254,950	1,302,795
United Natural Foods Incorporated †	39,220	1,210,329

		2,513,124

Food Products : 0.82%
Darling Ingredients Incorporated †	182,410	1,643,514

Energy : 4.79%

Energy Equipment & Services : 1.12%
RPC Incorporated «	165,300	2,243,121

Oil, Gas & Consumable Fuels : 3.67%
Callon Petroleum Company †	302,800	1,931,864
Carrizo Oil & Gas Incorporated †	70,200	1,509,300
Parsley Energy Incorporated Class A †	123,500	2,269,930
RSP Permian Incorporated †	69,540	1,662,701

		7,373,795

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value
Financials : 37.18%

Banks : 18.51%
Associated Banc-Corp	121,800	$2,094,960
BancorpSouth Incorporated	106,792	2,127,297
BankUnited Incorporated	74,350	2,388,122
Columbia Banking System Incorporated	59,635	1,719,277
ConnectOne Bancorp Incorporated	83,720	1,290,962
Customers Bancorp Incorporated †	61,200	1,386,180
FCB Financial Holdings Class A †	65,600	1,968,656
Great Western Bancorp Incorporated	104,140	2,562,885
Investors Bancorp Incorporated	203,294	2,301,288
Pinnacle Financial Partners Incorporated	46,360	2,149,713
PrivateBancorp Incorporated	69,797	2,398,225
Renasant Corporation	78,000	2,435,160
Sterling BanCorp	169,000	2,435,290
Talmer Bancorp Incorporated Class A	160,400	2,694,720
Webster Financial Corporation	72,637	2,441,330
Western Alliance Bancorp †	92,778	2,757,362
Wintrust Financial Corporation	47,377	2,013,523

		37,164,950

Capital Markets : 1.66%
HFF Incorporated Class A	68,500	1,714,555
Stifel Financial Corporation †	55,893	1,618,661

		3,333,216

Insurance : 5.70%
American Equity Investment Life Holding Company	79,208	1,077,229
Employers Holdings Incorporated	100,324	2,784,994
Horace Mann Educators Corporation	73,910	2,277,167
Kemper Corporation	51,910	1,395,341
OneBeacon Insurance Group Limited Class A	106,656	1,376,929
Primerica Incorporated	59,863	2,525,620

		11,437,280

Real Estate Management & Development : 1.60%
Alexander & Baldwin Incorporated	44,981	1,507,763
Kennedy Wilson Holdings Incorporated	90,100	1,713,702

		3,221,465

REITs : 9.71%
Brandywine Realty Trust	151,100	1,860,041
Corporate Office Properties Trust	103,700	2,426,580
Equity Commonwealth †	109,500	2,915,985
Highwoods Properties Incorporated	55,900	2,434,445
Kite Realty Group Trust	81,800	2,202,056
Parkway Properties Incorporated	134,497	1,800,915
Ramco-Gershenson Properties Trust	155,021	2,604,353
Sabra Health Care REIT Incorporated	85,200	1,696,758
Sunstone Hotel Investors Incorporated	120,280	1,551,612

		19,492,745

Health Care : 3.97%

Health Care Equipment & Supplies : 0.38%
Merit Medical Systems Incorporated †	40,030	752,964

Health Care Providers & Services : 3.59%
Kindred Healthcare Incorporated	186,200	1,956,962
Select Medical Holdings Corporation	207,160	2,028,096

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
WellCare Health Plans Incorporated †	35,943	$3,230,197

		7,215,255

Industrials : 8.48%

Commercial Services & Supplies : 2.05%
Essendant Incorporated	52,619	1,550,682
Quad Graphics Incorporated	201,590	2,552,129

		4,102,811

Construction & Engineering : 2.55%
Argan Incorporated	64,300	2,074,961
KBR Incorporated	120,090	1,660,845
Tutor Perini Corporation †	103,995	1,389,373

		5,125,179

Electrical Equipment : 1.32%
Generac Holdings Incorporated †	76,460	2,656,220

Machinery : 1.30%
Chart Industries Incorporated †	85,980	1,734,217
NN Incorporated	69,390	879,865

		2,614,082

Trading Companies & Distributors : 1.26%
Air Lease Corporation	84,400	2,536,220

Information Technology : 16.30%

Communications Equipment : 0.88%
ARRIS International plc †	73,583	1,757,898

Electronic Equipment, Instruments & Components : 5.04%
Belden Incorporated	55,450	3,036,997
Celestica Incorporated †	250,746	2,575,161
Jabil Circuit Incorporated	117,240	2,444,454
Plexus Corporation †	56,421	2,053,160

		10,109,772

Internet Software & Services : 0.82%
IAC/InterActive Corporation	37,140	1,649,759

IT Services : 1.91%
Cardtronics Incorporated †	57,910	1,952,725
VeriFone Systems Incorporated †	79,200	1,892,088

		3,844,813

Semiconductors & Semiconductor Equipment : 3.99%
Cirrus Logic Incorporated †	67,270	2,369,922
Integrated Device Technology Incorporated †	108,400	2,105,128
Veeco Instruments Incorporated †	75,930	1,408,502
Xcerra Corporation †	374,371	2,137,658

		8,021,210

Software : 1.31%
Mentor Graphics Corporation	137,917	2,634,215

3

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name				Shares	Value
Technology Hardware, Storage & Peripherals : 2.35%
Avid Technology Incorporated †				226,320	$1,731,348
Super Micro Computer Incorporated †				92,020	2,987,889

					4,719,237

Materials : 4.40%

Chemicals : 3.65%
A. Schulman Incorporated				87,200	2,152,968
Cabot Corporation				64,400	2,867,732
Chemtura Corporation †				91,313	2,303,827

					7,324,527

Metals & Mining : 0.75%
Ferroglobe plc				190,800	1,499,688

Utilities : 4.54%

Electric Utilities : 2.99%
El Paso Electric Company				45,541	1,860,350
PNM Resources Incorporated				62,087	1,981,817
Portland General Electric Company				56,924	2,165,958

					6,008,125

Multi-Utilities : 1.55%
Avista Corporation				82,310	3,111,318

Total Common Stocks (Cost $193,470,051)					192,786,734

			Expiration date
Warrants : 0.00%

Health Care : 0.00%

Health Care Equipment & Supplies : 0.00%
EnteroMedics Incorporated †(a)			5-14-2016	9,104	421

Total Warrants (Cost $0)					421

		Yield
Short-Term Investments : 6.17%

Investment Companies : 6.17%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.41%		5,893,350	5,893,350
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.43		6,492,280	6,492,280

Total Short-Term Investments (Cost $12,385,630)					12,385,630

Total investments in securities (Cost $205,855,681)*	102.18%				205,172,785

Other assets and liabilities, net	(2.18)				(4,377,427)

Total net assets	100.00%				$200,795,358

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

*	Cost for federal income tax purposes is $206,353,687 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,408,061
Gross unrealized losses	(20,588,963)

Net unrealized losses	$(1,180,902)

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Fund’s Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$28,680,231	$0	$0	$28,680,231
Consumer staples	4,156,638	0	0	4,156,638
Energy	9,616,916	0	0	9,616,916
Financials	74,649,656	0	0	74,649,656
Health care	7,968,219	0	0	7,968,219
Industrials	17,034,512	0	0	17,034,512
Information technology	32,736,904	0	0	32,736,904
Materials	8,824,215	0	0	8,824,215
Utilities	9,119,443	0	0	9,119,443
Warrants
Health care	0	421	0	421
Short-term investments
Investment companies	6,492,280	0	0	6,492,280
Investments measured at net asset value*				5,893,350

Total assets	$199,279,014	$421	$0	$205,172,785

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $5,893,350 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 32.20%
FHLMC ±	2.63%	12-1-2042	$3,885,939	$3,990,020
FHLMC ±	2.90	1-1-2044	3,272,813	3,375,871
FHLMC	3.00	2-15-2045	19,712,765	20,216,258
FHLMC	3.50	11-1-2029	1,150,118	1,221,403
FHLMC	3.50	1-1-2030	1,936,825	2,066,796
FHLMC	3.50	4-1-2030	8,252,185	8,821,625
FHLMC	3.50	4-1-2030	3,714,538	3,971,224
FHLMC	3.50	6-1-2030	2,340,541	2,502,421
FHLMC	3.50	7-1-2030	3,329,917	3,560,321
FHLMC	3.50	7-1-2030	2,726,920	2,915,619
FHLMC	3.50	8-1-2030	5,953,383	6,294,619
FHLMC	3.50	8-1-2030	532,338	568,979
FHLMC	3.50	8-1-2030	3,347,477	3,578,529
FHLMC	3.50	9-1-2030	423,728	452,065
FHLMC	3.50	10-1-2030	1,309,055	1,399,636
FHLMC	3.50	10-1-2030	631,338	674,972
FHLMC	3.50	10-1-2030	931,104	993,713
FHLMC	3.50	10-1-2030	457,914	489,613
FHLMC	3.50	10-1-2030	1,043,510	1,115,719
FHLMC	3.50	10-1-2030	1,416,324	1,514,430
FHLMC	3.50	11-1-2030	773,151	821,434
FHLMC	3.50	11-1-2030	2,048,794	2,190,735
FHLMC	3.50	11-1-2030	4,085,462	4,368,459
FHLMC	3.50	11-1-2030	2,383,639	2,548,692
FHLMC	3.50	11-1-2030	524,364	559,692
FHLMC	3.50	12-1-2030	49,172	52,577
FHLMC	3.50	12-1-2030	177,693	189,665
FHLMC	3.50	1-1-2031	526,315	562,760
FHLMC	3.50	1-1-2031	2,969,309	3,174,393
FHLMC	3.50	2-1-2031	1,003,404	1,073,014
FHLMC	3.50	9-1-2035	1,026,723	1,082,843
FHLMC	3.50	9-1-2035	1,396,265	1,472,737
FHLMC	3.50	11-1-2035	229,217	244,260
FHLMC	3.50	12-1-2035	2,281,469	2,424,118
FHLMC	3.50	12-1-2035	3,333,083	3,515,658
FHLMC	3.50	12-1-2035	8,951,701	9,442,154
FHLMC	3.50	7-1-2045	783,906	824,235
FHLMC	3.50	8-1-2045	1,288,362	1,354,643
FHLMC	3.50	10-1-2045	695,254	731,023
FHLMC	3.50	12-1-2045	14,309,710	15,045,900
FHLMC	3.50	2-1-2046	11,992,621	12,554,185
FHLMC	3.50	2-1-2046	11,160,865	11,735,066
FHLMC	3.50	2-1-2046	15,866,664	16,682,971
FHLMC	3.50	3-14-2046	24,800,000	25,931,984
FHLMC	3.50	5-12-2046	7,800,000	8,127,081
FHLMC	4.00	10-1-2029	1,793,798	1,914,732
FHLMC	4.00	11-1-2035	1,598,232	1,718,695
FHLMC	4.00	11-1-2035	850,327	919,915
FHLMC	4.00	12-1-2035	921,148	990,579
FHLMC	4.00	4-15-2040	1,414,500	1,509,555
FHLMC	4.00	4-1-2044	1,927,356	2,075,172
FHLMC	4.00	8-1-2044	20,849,467	22,644,531
FHLMC	4.00	2-1-2045	4,137,933	4,487,733
FHLMC	4.00	5-1-2045	1,072,398	1,168,537
FHLMC	4.00	9-1-2045	835,634	895,345
FHLMC	4.00	9-1-2045	1,474,975	1,607,218
FHLMC	4.00	9-1-2045	5,697,278	6,186,108
FHLMC	4.00	10-1-2045	1,012,620	1,084,977
FHLMC	4.00	10-1-2045	1,315,655	1,409,660
FHLMC	4.00	10-1-2045	1,155,667	1,254,825
FHLMC	4.00	10-1-2045	442,266	481,918
FHLMC	4.00	10-1-2045	855,473	922,145
FHLMC	4.00	10-1-2045	1,941,658	2,089,843
FHLMC	4.00	10-1-2045	1,294,686	1,393,493
FHLMC	4.00	10-1-2045	1,804,359	1,966,134
FHLMC	4.00	10-1-2045	856,099	929,553
FHLMC	4.00	11-1-2045	757,983	812,144
FHLMC	4.00	11-1-2045	2,420,002	2,608,616

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	11-1-2045	$1,855,927	$1,997,569
FHLMC	4.00	11-1-2045	1,680,818	1,800,919
FHLMC	4.00	11-1-2045	868,474	930,527
FHLMC	4.00	12-1-2045	3,670,323	3,951,850
FHLMC	4.00	12-1-2045	924,839	1,004,194
FHLMC	4.00	12-1-2045	477,901	520,754
FHLMC	4.00	12-1-2045	1,348,637	1,453,746
FHLMC	4.00	12-1-2045	1,776,189	1,911,192
FHLMC	4.00	12-1-2045	1,527,046	1,636,162
FHLMC	4.00	12-1-2045	1,503,068	1,610,472
FHLMC	4.00	12-1-2045	332,910	362,759
FHLMC	4.00	1-1-2046	2,344,818	2,527,573
FHLMC	4.00	2-1-2046	2,737,609	2,946,541
FHLMC	4.00	2-1-2046	1,952,110	2,091,598
FHLMC %%(a)	4.00	3-1-2046	4,442,115	4,793,320
FHLMC %%(a)	4.00	3-1-2046	5,481,194	5,902,561
FHLMC	4.50	8-1-2020	11,665,574	12,099,040
FHLMC	4.50	6-1-2042	5,609,748	6,187,666
FHLMC	5.00	5-1-2042	338,266	382,441
FHLMC	5.00	9-1-2043	902,650	1,020,345
FHLMC	5.00	9-1-2043	751,408	848,678
FHLMC	5.00	10-1-2043	1,218,356	1,377,211
FHLMC	5.00	10-1-2043	175,835	194,657
FHLMC	5.00	10-1-2043	124,465	137,668
FHLMC	5.00	7-1-2044	3,855,206	4,349,605
FHLMC	6.00	8-1-2017	8,907	9,093
FHLMC	6.00	10-1-2017	17,728	18,027
FHLMC	6.00	2-1-2023	33,544	37,945
FHLMC	6.50	4-1-2021	3,657	3,796
FHLMC Series 1590 Class IA ±	1.48	10-15-2023	34,195	35,076
FHLMC Series 1897 Class K	7.00	9-15-2026	1,061	1,192
FHLMC Series 1935 Class FL ±	1.13	2-15-2027	2,919	2,972
FHLMC Series 2423 Class MC	7.00	3-15-2032	18,798	21,758
FHLMC Series 271 Class 30	3.00	8-15-2042	6,783,194	6,984,296
FHLMC Series 300 Class 300	3.00	1-15-2043	19,141,550	19,603,148
FHLMC Series 4227 Class AB	3.50	10-15-2037	6,026,966	6,300,122
FHLMC Series 4425 Class A	4.00	9-15-2040	6,252,351	6,685,687
FNMA ¤	0.00	10-9-2019	7,585,000	7,162,743
FNMA ±	1.89	6-1-2017	335	337
FNMA ±	2.73	1-1-2045	6,354,774	6,558,557
FNMA ±	2.73	1-1-2045	2,235,567	2,309,917
FNMA ±	2.74	2-1-2045	3,874,212	4,004,466
FNMA ±	2.78	7-1-2045	1,878,881	1,942,677
FNMA ±	2.79	11-1-2042	6,779,226	7,001,462
FNMA ±	2.80	10-1-2045	3,538,647	3,656,576
FNMA ±	2.82	5-1-2043	1,501,694	1,552,798
FNMA	3.00	10-25-2042	17,132,466	17,690,466
FNMA	3.00	11-1-2042	976,328	1,006,663
FNMA	3.00	12-1-2042	4,090,621	4,211,497
FNMA	3.00	12-1-2042	5,282,009	5,437,989
FNMA	3.00	12-1-2042	1,347,320	1,387,050
FNMA	3.00	1-1-2043	4,787,355	4,928,242
FNMA	3.00	1-1-2043	2,043,926	2,104,212
FNMA	3.00	1-1-2043	3,273,118	3,369,455
FNMA	3.00	3-1-2043	5,736,871	5,894,917
FNMA	3.00	3-1-2043	3,312,829	3,410,427
FNMA	3.00	4-1-2043	13,074,881	13,433,539
FNMA	3.00	4-1-2043	1,456,426	1,499,491
FNMA	3.00	6-1-2043	7,197,317	7,403,423
FNMA	3.00	6-1-2043	15,012,982	15,456,648
FNMA	3.00	7-1-2043	1,479,382	1,523,126
FNMA ±	3.19	10-1-2043	2,257,450	2,356,408
FNMA	3.50	12-1-2029	2,880,335	3,076,461
FNMA	3.50	1-1-2030	5,906,084	6,319,387
FNMA	3.50	2-1-2030	4,310,863	4,604,395
FNMA	3.50	4-1-2030	4,589,999	4,911,445
FNMA	3.50	7-1-2030	3,394,060	3,632,223
FNMA	3.50	8-1-2030	2,154,219	2,305,615
FNMA	3.50	1-1-2031	2,400,082	2,551,405

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	1-1-2031	$3,226,813	$3,434,269
FNMA	3.50	2-1-2031	2,484,495	2,644,224
FNMA	3.50	2-1-2031	1,947,671	2,071,085
FNMA	3.50	9-1-2032	4,591,107	4,891,681
FNMA	3.50	6-1-2033	3,783,545	4,031,073
FNMA	3.50	6-1-2035	7,011,913	7,471,999
FNMA	3.50	9-1-2035	953,118	1,005,333
FNMA	3.50	10-1-2035	405,837	432,472
FNMA	3.50	11-1-2035	1,511,073	1,610,232
FNMA	3.50	11-1-2035	11,373,968	12,120,345
FNMA	3.50	12-1-2035	2,995,347	3,159,454
FNMA	3.50	12-1-2042	3,574,311	3,754,506
FNMA	3.50	3-1-2043	9,825,357	10,448,909
FNMA	3.50	6-1-2043	1,262,816	1,330,390
FNMA	3.50	6-1-2045	18,380,461	19,365,861
FNMA	3.50	8-1-2045	5,735,393	6,042,882
FNMA	3.50	8-1-2045	11,328,727	11,936,085
FNMA	3.50	10-1-2045	2,091,081	2,203,194
FNMA	3.50	11-1-2045	20,313,436	21,402,528
FNMA	3.50	2-1-2046	6,211,049	6,544,058
FNMA	3.50	2-1-2046	9,275,475	9,772,799
FNMA	3.50	3-1-2046	6,060,142	6,356,586
FNMA %%(a)	3.50	3-1-2046	2,464,862	2,594,267
FNMA	3.50	3-14-2046	70,100,000	73,453,023
FNMA	3.50	4-13-2046	15,900,000	16,634,133
FNMA	4.00	1-1-2029	2,425,088	2,599,281
FNMA	4.00	3-1-2029	2,003,716	2,134,539
FNMA	4.00	7-1-2029	16,395,735	17,595,725
FNMA	4.00	11-1-2029	3,468,814	3,717,557
FNMA	4.00	11-1-2035	875,379	948,563
FNMA	4.00	11-1-2040	1,969,208	2,122,957
FNMA	4.00	12-1-2040	5,312,870	5,727,676
FNMA	4.00	2-1-2041	13,439,792	14,488,770
FNMA	4.00	9-1-2041	199,172	215,533
FNMA	4.00	10-1-2041	458,028	495,661
FNMA	4.00	10-1-2041	1,603,209	1,728,508
FNMA	4.00	11-1-2041	354,142	383,241
FNMA	4.00	12-1-2041	440,200	476,370
FNMA	4.00	1-1-2042	5,566,590	6,001,424
FNMA	4.00	8-1-2042	3,860,719	4,153,052
FNMA	4.00	9-1-2042	10,104,332	10,869,049
FNMA	4.00	10-1-2042	4,648,321	5,000,464
FNMA	4.00	11-1-2042	5,066,897	5,450,962
FNMA	4.00	11-1-2042	1,556,054	1,672,760
FNMA	4.00	8-1-2043	3,865,144	4,165,571
FNMA	4.00	10-1-2043	6,508,926	7,014,857
FNMA	4.00	12-1-2044	13,213,385	14,366,294
FNMA	4.00	6-1-2045	4,472,656	4,826,029
FNMA	4.00	6-1-2045	5,463,162	5,888,448
FNMA	4.00	7-1-2045	488,666	528,814
FNMA	4.00	8-1-2045	1,447,488	1,573,801
FNMA	4.00	8-1-2045	503,024	544,354
FNMA	4.00	9-1-2045	2,315,638	2,524,846
FNMA	4.00	9-1-2045	685,593	741,921
FNMA	4.00	9-1-2045	1,558,218	1,673,286
FNMA	4.00	9-1-2045	1,421,630	1,550,067
FNMA	4.00	10-1-2045	5,344,133	5,761,830
FNMA	4.00	10-1-2045	372,645	403,265
FNMA	4.00	10-1-2045	1,416,775	1,520,078
FNMA	4.00	11-1-2045	3,926,236	4,268,853
FNMA	4.00	11-1-2045	599,774	649,053
FNMA	4.00	11-1-2045	2,144,914	2,330,427
FNMA	4.00	11-1-2045	1,327,544	1,424,340
FNMA	4.00	11-1-2045	1,552,803	1,666,022
FNMA	4.00	12-1-2045	7,145,847	7,763,881
FNMA	4.00	12-1-2045	3,426,609	3,725,621
FNMA	4.00	12-1-2045	1,270,507	1,363,144

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	12-1-2045	$196,491	$212,819
FNMA	4.00	12-1-2045	499,173	540,654
FNMA	4.00	1-1-2046	2,553,688	2,739,879
FNMA	4.00	1-1-2046	748,182	802,733
FNMA	4.00	1-1-2046	4,156,290	4,531,797
FNMA	4.00	2-1-2046	411,068	444,846
FNMA	4.00	2-1-2046	781,159	848,722
FNMA ±	4.38	4-1-2040	2,312,726	2,463,370
FNMA	4.50	1-1-2020	5,403,545	5,622,342
FNMA	4.50	5-1-2034	2,487,792	2,763,792
FNMA	4.50	2-1-2044	15,709,565	17,274,864
FNMA	4.50	3-1-2044	1,739,935	1,921,422
FNMA	4.50	4-1-2044	9,479,703	10,426,087
FNMA	4.50	6-1-2044	778,195	845,718
FNMA	4.50	6-1-2044	6,615,523	7,296,309
FNMA	4.50	2-1-2045	1,904,517	2,099,696
FNMA	4.50	12-1-2045	223,558	249,819
FNMA	4.50	12-1-2045	320,556	354,888
FNMA	4.50	2-1-2046	210,863	232,863
FNMA	5.00	9-1-2043	154,320	172,151
FNMA	5.00	10-1-2043	544,422	615,573
FNMA	5.00	12-1-2043	146,478	165,568
FNMA	5.00	1-1-2044	28,510	32,273
FNMA	5.00	7-1-2044	1,290,406	1,459,643
FNMA	5.37	4-1-2017	2,304,000	2,358,818
FNMA	5.40	5-1-2017	2,841,779	2,920,599
FNMA	6.00	5-1-2017	7,434	7,566
FNMA	6.00	11-1-2017	1,970	2,007
FNMA	6.00	4-1-2022	14,503	16,508
FNMA	6.00	2-1-2029	13,661	15,624
FNMA	6.00	3-1-2033	71,843	82,787
FNMA	6.00	11-1-2033	25,761	29,671
FNMA	6.50	6-1-2017	5,574	5,654
FNMA	6.50	7-1-2017	15,024	15,307
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	474,729	542,317
FNMA Series 1999-54 Class LH	6.50	11-25-2029	16,597	19,216
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	83,727
FNMA Series 2007-108 Class AN ±	8.17	11-25-2037	990,224	1,211,316
FNMA Series 2012-134 Class LC	3.00	12-25-2042	2,781,854	2,895,049
FNMA Series 2012-411 Class A3	3.00	8-25-2042	1,993,367	2,039,519
GNMA ±	2.50	5-20-2045	13,893,935	14,304,439
GNMA ±	2.50	8-20-2045	2,559,566	2,638,250
GNMA ±	2.50	10-20-2045	6,010,341	6,176,144
GNMA	3.00	3-22-2046	24,100,000	24,958,563
GNMA	3.00	4-20-2046	35,500,000	36,689,805
GNMA	3.00	5-23-2046	28,600,000	29,487,047
GNMA	3.50	3-22-2046	9,500,000	10,031,406
GNMA	3.50	4-20-2046	75,100,000	79,148,359
GNMA	4.00	10-15-2041	693,639	753,148
GNMA	4.00	2-15-2042	1,063,080	1,153,463
GNMA	4.00	2-20-2043	1,591,730	1,736,566
GNMA	4.00	3-20-2043	1,364,847	1,489,039
GNMA	4.00	10-15-2043	699,329	758,809
GNMA	4.00	3-15-2045	2,104,757	2,284,725
GNMA	4.00	5-15-2045	493,583	535,829
GNMA	4.00	8-15-2045	1,701,817	1,847,664
GNMA	4.00	8-20-2045	292,317	317,820
GNMA	4.00	9-15-2045	588,969	639,565
GNMA	4.00	9-20-2045	3,564,663	3,836,745
GNMA	4.00	10-15-2045	1,037,341	1,126,495
GNMA	4.00	10-20-2045	2,088,810	2,256,133
GNMA	4.00	11-20-2045	1,888,421	2,053,319
GNMA	4.00	12-20-2045	11,004,407	11,794,134
GNMA	4.00	1-20-2046	689,015	749,205
GNMA	4.00	2-20-2046	1,118,187	1,203,695
GNMA	4.00	2-20-2046	2,610,000	2,809,583
GNMA	4.00	2-20-2046	33,846,054	36,280,360
GNMA	4.00	3-1-2046	1,682,612	1,821,690
GNMA	4.50	4-15-2045	173,842	191,980

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	5-20-2045	$315,034	$345,184
GNMA	4.50	5-20-2045	1,284,183	1,403,482
GNMA	4.50	6-20-2045	1,932,935	2,125,331
GNMA	4.50	6-20-2045	234,083	256,535
GNMA	4.50	7-20-2045	2,262,904	2,464,058
GNMA	4.50	8-20-2045	1,210,257	1,323,907
GNMA	4.50	9-15-2045	2,766,771	3,012,970
GNMA	4.50	10-20-2045	195,061	213,810
GNMA	4.50	1-15-2046	376,313	416,121
GNMA	4.50	1-20-2046	364,613	399,683
GNMA	4.50	2-20-2046	411,501	451,082
GNMA	5.00	11-20-2045	757,196	839,284
Structured Agency Credit Risk Debt Note Series 14-HQ1 Class M1 ±	2.08	8-25-2024	1,419,668	1,423,815
Structured Agency Credit Risk Debt Note Series 15-DN1 Class M1 ±	1.68	1-25-2025	1,523,265	1,522,566
Tennessee Valley Authority	2.88	9-15-2024	7,901,000	8,297,986
Tennessee Valley Authority	4.25	9-15-2065	4,977,000	5,236,675

Total Agency Securities (Cost $1,283,847,295)				1,293,889,981

Asset-Backed Securities : 10.91%
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	3,416,000	3,426,101
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	5,441,000	5,438,623
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	3,314,000	3,322,120
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	3,550,000	3,550,869
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	13,065,000	13,068,900
Ally Master Owner Trust Series 2014-3A Class A	1.33	3-15-2019	721,000	720,711
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.92	10-15-2019	7,789,000	7,762,688
Ally Master Owner Trust Series 2015-2 Class A1 ±	1.00	1-15-2021	4,301,000	4,309,381
American Express Credit Account Master Trust Series 2014-3 Class A	1.49	4-15-2020	11,619,000	11,680,901
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	5,013,000	4,983,143
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	9,347,000	9,234,478
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	2,364,000	2,358,278
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	1,539,000	1,535,145
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	1,498,000	1,500,669
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,366,000	3,364,705
California Republic Auto Receivables Trust Series 2015-2 Class A3	1.31	8-15-2019	2,122,000	2,113,925
California Republic Auto Receivables Trust Series 2015-4 Class A2 144A	1.60	9-17-2018	2,636,000	2,637,957
California Republic Auto Receivables Trust Series 2015-4 Class A4 144A	2.58	6-15-2021	3,548,000	3,605,142
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,560,000	2,562,713
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,438,000	1,439,706
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	3,158,000	3,162,607
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	4,100,000	4,109,737
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	1,482,000	1,482,589
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	737,000	740,332
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	7,641,000	7,653,608
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	4,734,000	4,743,767
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	2,306,000	2,307,867
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,090,000	4,092,081
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	6,061,000	6,096,590
Capital Auto Receivables Asset Trust Series 2015-3 Class A1A 144A	1.39	2-20-2018	10,647,000	10,644,379
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	4,536,000	4,560,944
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	2,843,000	2,845,120
Capital Auto Receivables Asset Trust Series 2015-4 Class A3	1.83	3-20-2020	3,339,000	3,348,736
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,335,000	2,343,342
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	1,985,000	1,992,554
Discover Card Execution Note Trust Series 2015-A4 Class A1	2.19	4-17-2023	7,359,000	7,479,120
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	562,021	561,738
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	8,061,000	8,162,696
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	4,621,000	4,620,387
Ford Credit Auto Owner Trust Series 2015-1A 144A	2.12	7-15-2026	914,000	916,948
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	7,407,000	7,498,279
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	16,087,000	16,082,632
Ford Credit Auto Owner Trust Series 2016-A Class A2A	1.12	12-15-2018	5,666,000	5,666,762
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	6,239,000	6,265,319
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	2,007,000	2,003,041
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	1.00	1-15-2022	8,993,000	8,846,725

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust Series 2016-1 Class A2 ±	1.33%	2-15-2021	$5,652,000	$5,656,827
Honda Auto Receivables Owner Trust Series 2014-B Class A3	0.90	12-17-2018	3,686,520	3,682,860
Hyundai Auto Receivables Trust Series 2013-A Class A4	0.75	9-17-2018	1,673,000	1,671,487
Hyundai Auto Receivables Trust Series 2013-B Class A4	1.01	2-15-2019	1,482,000	1,481,329
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	130,561	130,535
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.87	4-25-2023	2,624,000	2,592,594
Navient Student Loan Trust Series 2015-AA Class A2A 144A	2.65	12-15-2028	3,826,000	3,765,323
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	1.63	12-15-2028	1,436,000	1,385,604
Navient Student Loan Trust Series 2015-CA Class A 144A±	1.93	1-16-2035	4,878,293	4,878,330
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,758,668
Navient Student Loan Trust Series 2016-AA Class A1 144A±	1.66	12-15-2025	4,400,000	4,399,428
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	5,757,000	5,839,186
Navient Student Loan Trust Series 2016-AA Class A2B 144A±	2.71	12-15-2045	1,628,000	1,589,390
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.78	1-25-2037	3,992,957	3,796,840
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.80	10-27-2036	4,379,129	4,172,614
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.73	10-25-2033	4,819,000	4,480,351
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.69	3-23-2037	4,948,000	4,610,080
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.71	12-24-2035	5,024,000	4,705,047
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	0.77	3-22-2032	1,910,000	1,734,011
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.71	11-23-2022	38,243	37,968
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.24	4-25-2046	1,570,543	1,553,455
SLC Student Loan Trust Series 2007-2 Class A2 ±	1.02	5-15-2028	1,357,895	1,335,005
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	1.17	4-27-2026	8,068,000	7,911,560
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.79	7-25-2023	5,782,015	5,631,898
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.72	4-25-2025	427,767	423,714
SLM Student Loan Trust Series 2005-5 Class A4 ±	0.76	10-25-2028	7,353,000	6,907,172
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.82	7-27-2026	1,662,157	1,659,298
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.76	10-27-2031	5,441,000	5,104,586
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.77	10-25-2029	3,904,000	3,697,615
SLM Student Loan Trust Series 2005-9 Class A ±	0.74	1-27-2025	1,555,251	1,549,100
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.73	7-25-2025	2,254,697	2,218,834
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.72	1-25-2021	5,340,000	5,117,314
SLM Student Loan Trust Series 2007-2 Class A4 ±	0.68	7-25-2022	7,909,000	7,378,364
SLM Student Loan Trust Series 2007-2 Class B ±	0.79	7-25-2025	3,722,000	2,914,469
SLM Student Loan Trust Series 2007-3 Class A3 ±	0.66	4-25-2019	9,745,235	9,599,742
SLM Student Loan Trust Series 2007-5 Class A5 ±	0.70	1-25-2024	2,482,000	2,448,734
SLM Student Loan Trust Series 2008-5 Class A3 ±	1.92	1-25-2018	10,038	10,042
SLM Student Loan Trust Series 2010-1 Class A ±	0.84	3-25-2025	1,260,243	1,210,278
SLM Student Loan Trust Series 2011-A Class A1 144A±	1.43	10-15-2024	867,371	867,796
SLM Student Loan Trust Series 2011-A Class A2 144A	4.37	4-17-2028	806,000	836,667
SLM Student Loan Trust Series 2012-6 Class A3 ±	1.18	5-26-2026	2,464,000	2,361,990
SLM Student Loan Trust Series 2012-6 Class B ±	1.44	4-27-2043	3,591,000	3,178,594
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	1,758,878	1,793,131
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.53	8-15-2023	1,796,110	1,794,251
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	7,528,000	7,585,104
SLM Student Loan Trust Series 2012-E Class A1 144A±	1.18	10-16-2023	1,508,054	1,507,647
SLM Student Loan Trust Series 2012-E Class A2 144A±	2.18	6-15-2045	1,270,000	1,272,392
SLM Student Loan Trust Series 2013-1 Class B ±	2.24	11-25-2043	1,064,000	952,267
SLM Student Loan Trust Series 2013-3 Class B ±	1.94	9-25-2043	1,719,000	1,546,780
SLM Student Loan Trust Series 2013-A Class A1 144A±	1.03	8-15-2022	90,670	90,483
SLM Student Loan Trust Series 2013-A Class A2A 144A	1.77	5-17-2027	1,664,000	1,642,997
SLM Student Loan Trust Series 2013-A Class A2B 144A±	1.48	5-17-2027	3,571,000	3,540,598
SLM Student Loan Trust Series 2013-B Class A1 144A±	1.08	7-15-2022	2,052,433	2,041,041
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	5,323,000	5,215,871
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	1,351,000	1,368,608
SLM Student Loan Trust Series 2014-2 Class A3 ±	1.03	3-26-2029	4,550,000	4,318,817
SLM Student Loan Trust Series 2014-2 Class B ±	1.94	1-25-2045	1,458,000	1,309,833
SLM Student Loan Trust Series 2014-A Class A1 144A±	1.03	7-15-2022	1,545,431	1,535,163
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,954,000	2,969,286
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	1.03	7-17-2023	1,230,841	1,224,590
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	6,834,000	6,691,700
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.43	6-15-2027	4,724,000	4,540,577
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	4,541,000	4,551,797
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.63	7-15-2027	5,075,000	4,927,255
SMB Private Education Loan Trust Series 2015-C Class A1 144A±	1.33	7-15-2022	5,049,559	5,047,081
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	6,315,000	6,262,436
SMB Private Education Loan Trust Series 2015-C Class A2B 144A±	1.83	7-15-2027	2,535,000	2,479,150
Trade Maps Limited Series 2013-1A Class A 144A±	1.13	12-10-2018	6,545,000	6,505,621

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54%	8-16-2021	$1,505,000	$1,509,304

Total Asset-Backed Securities (Cost $442,660,332)				438,352,534

Corporate Bonds and Notes : 17.92%

Consumer Discretionary : 1.56%

Automobiles : 0.17%
General Motors Company	5.00	4-1-2035	1,971,000	1,719,500
General Motors Company	6.60	4-1-2036	1,745,000	1,793,617
General Motors Company	6.75	4-1-2046	890,000	930,529
Volkswagen Group America 144A	2.40	5-22-2020	2,333,000	2,212,195

				6,655,841

Hotels, Restaurants & Leisure : 0.19%
McDonald’s Corporation	2.75	12-9-2020	2,065,000	2,124,990
McDonald’s Corporation	3.70	1-30-2026	790,000	824,593
McDonald’s Corporation	4.88	12-9-2045	4,500,000	4,728,560

				7,678,143

Media : 0.93%
21st Century Fox America Incorporated	4.95	10-15-2045	1,570,000	1,530,332
CCO Safari II LLC 144A	4.91	7-23-2025	5,832,000	5,969,408
CCO Safari II LLC 144A	6.48	10-23-2045	3,686,000	3,871,800
Cox Communications Incorporated 144A	4.80	2-1-2035	1,442,000	1,205,477
DIRECTV Holdings LLC	3.80	3-15-2022	907,000	932,012
DIRECTV Holdings LLC	3.95	1-15-2025	5,117,000	5,199,353
DIRECTV Holdings LLC	4.45	4-1-2024	3,727,000	3,929,995
Scripps Networks Interactive Incorporated	2.80	6-15-2020	2,064,000	2,020,790
Scripps Networks Interactive Incorporated	3.50	6-15-2022	1,732,000	1,694,686
Scripps Networks Interactive Incorporated	3.90	11-15-2024	2,988,000	2,936,720
Scripps Networks Interactive Incorporated	3.95	6-15-2025	1,664,000	1,603,723
Time Warner Cable Incorporated	6.55	5-1-2037	1,037,000	1,044,683
Time Warner Incorporated	4.85	7-15-2045	791,000	737,653
Viacom Incorporated	4.85	12-15-2034	2,269,000	1,805,620
Viacom Incorporated	5.25	4-1-2044	1,034,000	821,792
Walt Disney Company	2.30	2-12-2021	2,240,000	2,295,812

				37,599,856

Specialty Retail : 0.27%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	2,159,000	1,740,253
Home Depot Incorporated	2.00	4-1-2021	5,325,000	5,358,819
Home Depot Incorporated	3.00	4-1-2026	3,635,000	3,759,186

				10,858,258

Consumer Staples : 1.74%

Beverages : 0.83%
Anheuser-Busch InBev Finance Company	1.90	2-1-2019	4,131,000	4,170,154
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	6,975,000	7,099,092
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	14,717,000	15,178,981
Anheuser-Busch InBev Finance Company	4.70	2-1-2036	23,000	24,118
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	6,370,000	6,828,022

				33,300,367

Food & Staples Retailing : 0.08%
CVS Health Corporation	5.13	7-20-2045	765,000	858,507

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance Incorporated	4.80%	11-18-2044	$2,749,000	$2,512,253

				3,370,760

Food Products : 0.57%
H. J. Heinz Company 144A	2.80	7-2-2020	5,949,000	6,020,793
H. J. Heinz Company 144A	5.20	7-15-2045	3,546,000	3,818,631
WM Wrigley Jr. Company 144A	2.00	10-20-2017	1,363,000	1,366,241
WM Wrigley Jr. Company 144A	2.40	10-21-2018	1,999,000	2,010,996
WM Wrigley Jr. Company 144A	2.90	10-21-2019	4,308,000	4,369,380
WM Wrigley Jr. Company 144A	3.38	10-21-2020	5,195,000	5,358,907

				22,944,948

Tobacco : 0.26%
Philip Morris International Incorporated	1.38	2-25-2019	2,620,000	2,611,244
Philip Morris International Incorporated	1.88	2-25-2021	2,565,000	2,549,992
Reynolds American Incorporated	5.70	8-15-2035	2,828,000	3,193,041
Reynolds American Incorporated	5.85	8-15-2045	1,871,000	2,196,359

				10,550,636

Energy : 2.28%

Energy Equipment & Services : 0.09%
Halliburton Company	3.80	11-15-2025	2,185,000	2,068,284
Halliburton Company	5.00	11-15-2045	1,570,000	1,391,362

				3,459,646

Oil, Gas & Consumable Fuels : 2.19%
Apache Corporation	4.25	1-15-2044	2,040,000	1,461,117
Chevron Corporation	1.37	3-2-2018	6,142,000	6,103,318
Chevron Corporation	2.41	3-3-2022	5,248,000	5,109,705
Energy Transfer Partners LP	2.50	6-15-2018	3,100,000	2,846,281
Energy Transfer Partners LP	4.15	10-1-2020	1,564,000	1,362,288
Energy Transfer Partners LP	4.75	1-15-2026	1,735,000	1,489,251
Energy Transfer Partners LP	6.13	12-15-2045	524,000	430,993
Exxon Mobil Corporation %%	1.44	3-1-2018	7,148,000	7,148,000
Exxon Mobil Corporation %%	1.71	3-1-2019	7,140,000	7,140,000
Exxon Mobil Corporation %%	2.22	3-1-2021	7,140,000	7,140,000
Exxon Mobil Corporation %%	2.73	3-1-2023	3,570,000	3,570,000
Exxon Mobil Corporation %%	3.04	3-1-2026	7,146,000	7,146,000
Exxon Mobil Corporation %%	4.11	3-1-2046	5,005,000	5,005,000
Gulfstream Natural Gas System LLC 144A	5.95	10-15-2045	2,155,000	1,946,172
Kerr-McGee Corporation	6.95	7-1-2024	6,422,000	6,087,568
Kinder Morgan Energy Partners LP	5.30	12-1-2034	2,300,000	1,802,673
Magellan Midstream Partners LP	5.00	3-1-2026	1,325,000	1,352,090
Marathon Oil Corporation	5.20	6-1-2045	1,263,000	742,364
Marathon Petroleum Corporation	5.00	9-15-2054	394,000	250,031
Marathon Petroleum Corporation	5.85	12-15-2045	1,350,000	980,994
ONEOK Partners LP	2.00	10-1-2017	2,430,000	2,280,280
Pioneer Natural Resources Company	3.45	1-15-2021	2,880,000	2,705,377
Plains All American Pipeline LP	4.65	10-15-2025	750,000	630,852
Rowan Companies Incorporated	5.40	12-1-2042	1,998,000	1,000,782
Rowan Companies Incorporated	5.85	1-15-2044	1,228,000	621,585
TC Pipelines LP	4.65	6-15-2021	869,000	828,180
Transcontinental Gas Pipe Line Company LLC 144A	7.85	2-1-2026	3,180,000	3,393,181
Valero Energy Corporation	4.90	3-15-2045	2,074,000	1,664,346
Western Gas Partners LP	3.95	6-1-2025	4,634,000	3,377,449
Western Gas Partners LP	5.38	6-1-2021	1,116,000	953,330
Western Gas Partners LP	5.45	4-1-2044	740,000	489,529
Williams Partners LP	4.00	9-15-2025	1,501,000	1,142,383

				88,201,119

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 6.00%

Banks : 2.04%
Bank of America Corporation	2.63%	10-19-2020	$3,195,000	$3,167,529
Bank of America Corporation	3.88	8-1-2025	4,656,000	4,778,462
Bank of America Corporation %%	4.45	3-3-2026	9,511,000	9,523,355
Bank of America Corporation	6.00	9-1-2017	4,745,000	5,009,012
Citigroup Incorporated	1.55	8-14-2017	6,626,000	6,590,551
Citigroup Incorporated	1.80	2-5-2018	4,590,000	4,559,458
Citigroup Incorporated	3.70	1-12-2026	5,390,000	5,501,039
Citigroup Incorporated	4.45	9-29-2027	8,362,000	8,228,609
Citigroup Incorporated	4.65	7-30-2045	2,526,000	2,548,951
JPMorgan Chase & Company %%	2.55	3-1-2021	16,140,000	16,120,535
JPMorgan Chase & Company	3.90	7-15-2025	1,579,000	1,659,736
JPMorgan Chase & Company	4.25	10-1-2027	1,255,000	1,277,338
JPMorgan Chase & Company	4.95	6-1-2045	1,962,000	1,984,532
SunTrust Bank Incorporated %%	2.90	3-3-2021	4,755,000	4,744,682
US Bancorp NA	2.35	1-29-2021	6,089,000	6,150,030

				81,843,819

Capital Markets : 1.33%
Goldman Sachs Group Incorporated	2.88	2-25-2021	6,235,000	6,248,729
Goldman Sachs Group Incorporated	3.75	2-25-2026	4,355,000	4,393,145
Goldman Sachs Group Incorporated	4.25	10-21-2025	3,718,000	3,699,793
Goldman Sachs Group Incorporated	4.75	10-21-2045	3,308,000	3,347,937
Goldman Sachs Group Incorporated	6.75	10-1-2037	3,176,000	3,630,730
Lazard Group LLC	3.75	2-13-2025	5,605,000	5,051,456
Lazard Group LLC	4.25	11-14-2020	3,308,000	3,394,345
Morgan Stanley	2.80	6-16-2020	6,576,000	6,600,272
Morgan Stanley	3.95	4-23-2027	3,428,000	3,311,715
Morgan Stanley	4.00	7-23-2025	13,325,000	13,748,842

				53,426,964

Consumer Finance : 0.79%
Capital One Financial Corporation	4.20	10-29-2025	3,487,000	3,421,926
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,071,000	995,599
ERAC USA Finance LLC 144A	5.63	3-15-2042	3,310,000	3,541,816
General Motors Financial Company	3.10	1-15-2019	2,118,000	2,095,522
General Motors Financial Company	3.45	4-10-2022	3,559,000	3,357,714
General Motors Financial Company %%	4.20	3-1-2021	6,685,000	6,695,034
General Motors Financial Company %%	5.25	3-1-2026	7,650,000	7,700,261
Synchrony Financial	4.50	7-23-2025	3,821,000	3,868,151

				31,676,023

Diversified Financial Services : 0.22%
General Electric Capital Corporation	5.88	1-14-2038	1,278,000	1,607,660
Murray Street Investment Trust I	4.65	3-9-2017	7,106,000	7,270,241

				8,877,901

Insurance : 0.65%
American International Group Incorporated	3.75	7-10-2025	3,062,000	3,005,133
American International Group Incorporated	4.38	1-15-2055	1,224,000	994,396
American International Group Incorporated	4.80	7-10-2045	475,000	439,821
Chubb INA Holdings Incorporated	3.35	5-3-2026	4,505,000	4,612,336
Chubb INA Holdings Incorporated	4.35	11-3-2045	2,675,000	2,805,829
Liberty Mutual Group Incorporated 144A	4.85	8-1-2044	3,038,000	2,888,734
Marsh & McLennan Companies	3.75	3-14-2026	3,282,000	3,339,008
MetLife Incorporated	4.60	5-13-2046	1,335,000	1,320,953
Metropolitan Life Global Funding I 144A	2.50	12-3-2020	6,180,000	6,159,155
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	601,000	611,176

				26,176,541

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs : 0.97%
American Tower Corporation	2.80%	6-1-2020	$2,037,000	$2,023,650
American Tower Corporation	3.30	2-15-2021	2,255,000	2,255,214
American Tower Corporation	3.45	9-15-2021	3,972,000	3,964,318
American Tower Corporation	3.50	1-31-2023	3,920,000	3,848,844
American Tower Corporation	4.40	2-15-2026	1,210,000	1,234,838
DDR Corporation	3.38	5-15-2023	3,961,000	3,844,994
DDR Corporation	4.63	7-15-2022	4,771,000	4,957,327
Mid-America Apartments LP	3.75	6-15-2024	3,640,000	3,648,368
Mid-America Apartments LP	4.00	11-15-2025	1,870,000	1,909,135
Mid-America Apartments LP	4.30	10-15-2023	1,662,000	1,757,583
Tanger Properties LP	3.75	12-1-2024	1,808,000	1,839,700
Tanger Properties LP	3.88	12-1-2023	2,139,000	2,194,137
Wea Finance LLC 144A	3.25	10-5-2020	5,491,000	5,585,725

				39,063,833

Health Care : 1.07%

Biotechnology : 0.46%
Baxalta Incorporated 144A	4.00	6-23-2025	1,635,000	1,613,461
Baxalta Incorporated 144A	5.25	6-23-2045	3,809,000	3,646,729
Biogen Incorporated	2.90	9-15-2020	2,305,000	2,330,606
Biogen Incorporated	4.05	9-15-2025	2,307,000	2,401,151
Biogen Incorporated	5.20	9-15-2045	2,125,000	2,177,288
Celgene Corporation	2.88	8-15-2020	2,270,000	2,301,199
Celgene Corporation	5.00	8-15-2045	3,744,000	3,832,647

				18,303,081

Health Care Providers & Services : 0.33%
Express Scripts Holding Company	4.50	2-25-2026	3,585,000	3,608,991
UnitedHealth Group Incorporated	2.13	3-15-2021	3,800,000	3,799,540
UnitedHealth Group Incorporated	3.10	3-15-2026	5,265,000	5,298,259
WellPoint Incorporated	5.10	1-15-2044	746,000	739,454

				13,446,244

Pharmaceuticals : 0.28%
AbbVie Incorporated	2.50	5-14-2020	5,669,000	5,665,224
Johnson & Johnson %%	2.45	3-1-2026	3,945,000	3,950,480
Johnson & Johnson %%	3.70	3-1-2046	1,582,000	1,584,167

				11,199,871

Industrials : 0.92%

Aerospace & Defense : 0.47%
Lockheed Martin Corporation	2.50	11-23-2020	5,170,000	5,261,085
Lockheed Martin Corporation	3.55	1-15-2026	4,153,000	4,367,054
Lockheed Martin Corporation	4.70	5-15-2046	2,910,000	3,129,856
Northrop Grumman Corporation	3.25	8-1-2023	4,362,000	4,492,834
Northrop Grumman Corporation	3.85	4-15-2045	1,459,000	1,403,790

				18,654,619

Machinery : 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,141,000	1,882,765

Professional Services : 0.01%
Verisk Analytics Incorporated	5.50	6-15-2045	577,000	529,406

Road & Rail : 0.33%
Penske Truck Leasing Company LP 144A	3.05	1-9-2020	1,083,000	1,073,749
Penske Truck Leasing Company LP 144A	3.20	7-15-2020	5,376,000	5,335,304
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	4,307,000	4,191,762

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Union Pacific Corporation %%	4.05%	3-1-2046	$2,830,000	$2,811,738

				13,412,553

Transportation Infrastructure : 0.06%
Burlington North Santa Fe LLC	4.70	9-1-2045	2,234,000	2,368,098

Information Technology : 1.87%

Communications Equipment : 0.42%
Cisco Systems Incorporated	1.60	2-28-2019	3,760,000	3,784,414
Cisco Systems Incorporated	2.20	2-28-2021	9,440,000	9,530,256
Cisco Systems Incorporated	2.95	2-28-2026	3,555,000	3,612,175

				16,926,845

Diversified Financial Services : 0.32%
Visa Incorporated	2.20	12-14-2020	7,895,000	8,040,244
Visa Incorporated	3.15	12-14-2025	3,735,000	3,880,400
Visa Incorporated	4.30	12-14-2045	810,000	868,531

				12,789,175

Electronic Equipment, Instruments & Components : 0.01%
L-3 Communications Corporation	3.95	5-28-2024	526,000	494,570

IT Services : 0.30%
Fidelity National Information Services Incorporated	4.50	10-15-2022	1,702,000	1,763,015
Fidelity National Information Services Incorporated	2.85	10-15-2018	4,258,000	4,294,674
Fidelity National Information Services Incorporated	3.63	10-15-2020	3,420,000	3,488,725
Fidelity National Information Services Incorporated	5.00	10-15-2025	2,308,000	2,398,547

				11,944,961

Semiconductors & Semiconductor Equipment : 0.04%
Analog Devices Incorporated	5.30	12-15-2045	1,650,000	1,751,444

Software : 0.03%
Microsoft Corporation	4.45	11-3-2045	1,235,000	1,324,257

Technology Hardware, Storage & Peripherals : 0.75%
Apple Incorporated	2.25	2-23-2021	7,070,000	7,191,590
Apple Incorporated	2.85	2-23-2023	5,290,000	5,411,501
Apple Incorporated	3.25	2-23-2026	2,174,000	2,243,194
Apple Incorporated	4.38	5-13-2045	1,700,000	1,715,640
Apple Incorporated	4.65	2-23-2046	5,745,000	6,020,593
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	3,582,000	3,398,186
Hewlett Packard Enterprise Company 144A	6.35	10-15-2045	4,710,000	4,017,479

				29,998,183

Materials : 0.15%

Chemicals : 0.07%
Albemarle Corporation	5.45	12-1-2044	2,069,000	1,964,058
Mosaic Company	5.63	11-15-2043	1,077,000	1,002,743

				2,966,801

Paper & Forest Products : 0.08%
International Paper Company	5.15	5-15-2046	3,382,000	3,076,747

Telecommunication Services : 1.09%

Diversified Telecommunication Services : 1.09%
AT&T Incorporated	2.80	2-17-2021	4,325,000	4,369,266

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
AT&T Incorporated	3.00%	6-30-2022	$6,729,000	$6,670,606
AT&T Incorporated	3.40	5-15-2025	7,114,000	6,976,529
AT&T Incorporated	4.13	2-17-2026	2,570,000	2,654,121
AT&T Incorporated	5.65	2-15-2047	2,865,000	2,968,810
Verizon Communications Incorporated	2.50	9-15-2016	3,849,000	3,878,714
Verizon Communications Incorporated	4.27	1-15-2036	2,240,000	2,055,314
Verizon Communications Incorporated	4.40	11-1-2034	4,482,000	4,211,224
Verizon Communications Incorporated	4.86	8-21-2046	10,158,000	9,926,103

				43,710,687

Utilities : 1.24%

Electric Utilities : 0.82%
American Electric Power Company	1.65	12-15-2017	4,828,000	4,794,812
Appalachian Power Company	4.45	6-1-2045	1,611,000	1,598,194
Commonwealth Edison Company	3.70	3-1-2045	807,000	767,311
Consolidated Edison Company of New York Incorporated	4.50	12-1-2045	1,750,000	1,860,264
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	543,000	560,107
Duke Energy Ohio Incorporated	3.75	4-15-2024	1,825,000	1,884,615
Duke Energy Ohio Incorporated	4.80	12-15-2045	1,495,000	1,557,081
Duke Energy Progress Incorporated	3.25	8-15-2025	3,278,000	3,392,720
Duke Energy Progress Incorporated	4.20	8-15-2045	1,266,000	1,302,404
Indiana Michigan Power Company %%	4.55	3-15-2046	1,595,000	1,589,529
Pacific Gas & Electric Company %%	2.95	3-1-2026	2,670,000	2,693,344
PECO Energy Company	3.15	10-15-2025	3,695,000	3,845,656
PPL Electric Utilities Corporation	4.15	10-1-2045	2,258,000	2,331,889
Southwestern Electric Power Company	3.90	4-1-2045	2,042,000	1,827,949
Virginia Electric & Power Company	3.15	1-15-2026	3,035,000	3,112,189

				33,118,064

Multi-Utilities : 0.42%
Dominion Resources Incorporated	3.90	10-1-2025	968,000	980,801
Dominion Resources Incorporated	4.70	12-1-2044	2,409,000	2,316,767
MidAmerican Energy Company	3.50	10-15-2024	2,077,000	2,217,360
MidAmerican Energy Company	4.25	5-1-2046	2,042,000	2,130,468
Puget Energy Incorporated	6.00	9-1-2021	4,270,000	4,863,359
Sempra Energy	2.85	11-15-2020	3,805,000	3,819,113
Sempra Energy	3.75	11-15-2025	428,000	434,648

				16,762,516

Total Corporate Bonds and Notes (Cost $725,573,765)				720,345,542

Municipal Obligations : 0.91%

California : 0.25%
California Build America Bonds (GO Revenue)	7.60	11-1-2040	3,235,000	4,921,050
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	3,565,000	5,193,349

				10,114,399

Nevada : 0.19%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	5,085,000	7,491,476

New Jersey : 0.17%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	4,730,000	6,765,083

New York : 0.12%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	4,855,000	4,871,410

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 0.03%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80%	6-1-2111	$1,357,000	$1,439,777

Texas : 0.15%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,230,000	6,069,119

Total Municipal Obligations (Cost $30,719,985)				36,751,264

Non-Agency Mortgage-Backed Securities : 3.85%
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A ±	4.96	4-15-2044	4,684,000	5,191,614
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class A4	3.62	7-10-2047	691,000	726,141
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A4	3.82	11-10-2048	701,000	738,838
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	1,965,000	2,038,817
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A2 144A	3.83	7-10-2046	680,600	700,290
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	5,684,000	6,132,257
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A2	2.35	5-15-2045	4,872,395	4,900,208
Commercial Mortgage Pass-Through Certificate Series 2012-CR4 Class A2	1.80	10-15-2045	1,125,000	1,120,088
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,095,091
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,422,403
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	374,000	404,345
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	106,000	112,194
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	1,562,000	1,627,601
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	1,707,000	1,789,223
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,000,000	1,066,815
Commercial Mortgage Pass-Through Certificate Series 2014-UBS3 Class A4	3.82	6-10-2047	2,827,000	2,988,235
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,371,000	4,611,969
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB	3.39	12-10-2047	3,406,000	3,557,281
CSAIL Commercial Mortgage Trust Series 2015-C4 Class ASB	3.62	11-15-2048	5,037,000	5,280,267
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	2,435,000	2,541,233
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	369,127	370,086
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	6,645,000	7,312,855
GS Mortgage Securities Trust Series 2011-GC5 Class A2	3.00	8-10-2044	9,047,711	9,064,669
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	231,587	231,420
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	4,346,000	4,367,484
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	519,000	533,993
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	653,116	651,313
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,754,000	1,847,161
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	2,641,000	2,783,547
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	2,111,000	2,189,925
GS Mortgage Securities Trust Series 2015-GC34 Class AAB	3.28	10-10-2048	3,499,000	3,605,716
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	9,365,249	10,825,029
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	2,561,000	2,750,863
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,186,699
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class ASB	3.54	8-15-2048	1,600,000	1,675,586
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-C1 Class A5%%	3.58	3-15-2049	2,482,000	2,559,957
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-C1 Class ASB %%	3.32	3-15-2049	3,307,000	3,407,923

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-LN2 Class A2	5.12%	7-15-2041	$67,131	$67,158
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	2,376,000	2,538,302
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,185,352	1,215,323
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,581,000	7,900,864
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	1,453,000	1,452,607
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C22 Class A4	3.80	9-15-2047	1,010,000	1,063,545
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class ASB	3.41	11-15-2047	376,000	392,282
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	2,595,000	2,549,977
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	3,207,000	3,353,384
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	834,000	882,815
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	2,562,765	2,558,015
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,399,326	1,409,881
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C125 Class ASB	3.38	10-15-2048	2,742,000	2,850,023
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class ASB	3.29	4-15-2025	3,197,000	3,290,008
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	4,435,255	4,442,401
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1%%	1.71	3-15-2049	2,483,000	2,478,565
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A4%%	3.59	3-15-2049	1,958,000	2,021,721
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	2,892,424	2,899,615
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	29,147	28,888
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.96	2-25-2028	39,607	38,053
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	2,441,000	2,452,100
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	1,303,188	1,336,035

Total Non-Agency Mortgage-Backed Securities (Cost $152,907,275)				154,630,698

U.S. Treasury Securities : 30.81%
U.S. Treasury Bond	2.50	2-15-2045	25,050,000	24,416,911
U.S. Treasury Bond	2.50	2-15-2046	27,085,000	26,439,619
U.S. Treasury Bond	2.88	8-15-2045	45,638,000	48,060,739
U.S. Treasury Bond	3.00	11-15-2045	43,170,000	46,655,632
U.S. Treasury Note	0.63	8-31-2017	32,736,000	32,661,820
U.S. Treasury Note	0.75	10-31-2017	111,407,000	111,328,681
U.S. Treasury Note	0.75	1-31-2018	189,173,000	189,010,500
U.S. Treasury Note	0.75	2-28-2018	24,011,000	23,990,375
U.S. Treasury Note	0.75	2-15-2019	115,940,000	115,401,111
U.S. Treasury Note	1.13	1-15-2019	77,993,000	78,483,498
U.S. Treasury Note	1.13	2-28-2021	76,509,000	76,162,338
U.S. Treasury Note	1.25	10-31-2018	48,011,000	48,489,238
U.S. Treasury Note	1.25	12-15-2018	15,348,000	15,499,684
U.S. Treasury Note	1.38	9-30-2020	63,063,000	63,507,342
U.S. Treasury Note	1.38	1-31-2021	78,951,000	79,475,316
U.S. Treasury Note	1.50	2-28-2023	19,750,000	19,724,542
U.S. Treasury Note	1.63	2-15-2026	60,648,000	60,027,328
U.S. Treasury Note	1.75	10-31-2020	42,182,000	43,167,329
U.S. Treasury Note	2.00	11-30-2020	46,543,000	48,148,361
U.S. Treasury Note	2.00	2-28-2021	14,754,000	15,273,842
U.S. Treasury Note	2.25	11-15-2025	20,522,000	21,441,488
U.S. Treasury Note	2.63	11-15-2020	47,939,000	50,942,666

Total U.S. Treasury Securities (Cost $1,227,205,462)				1,238,308,360

Wells Fargo Core Bond Portfolio	Portfolio of investments — February, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 3.35%

Consumer Discretionary : 0.18%

Media : 0.18%
British Sky Broadcasting Group plc 144A	3.75%	9-16-2024	$4,032,000	$3,986,451
Grupo Televisa SAB	5.00	5-13-2045	1,990,000	1,672,330
Grupo Televisa SAB	6.13	1-31-2046	1,825,000	1,780,908

				7,439,689

Energy : 0.50%

Oil, Gas & Consumable Fuels : 0.50%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	1,560,000	1,246,705
Ecopetrol SA	5.38	6-26-2026	523,000	424,284
Ecopetrol SA	5.88	5-28-2045	1,837,000	1,281,308
Ecopetrol SA	7.38	9-18-2043	554,000	441,815
Petroleos Mexicanos Company	2.38	4-15-2025	3,447,550	3,531,450
Petroleos Mexicanos Company	2.46	12-15-2025	8,065,000	8,284,045
Petroleos Mexicanos Company 144A	5.63	1-23-2046	2,721,000	2,125,781
Petroleos Mexicanos Company 144A	6.88	8-4-2026	2,830,000	2,930,465

				20,265,853

Financials : 1.66%

Banks : 1.24%
Commonwealth Bank of Australia (New York) 144A	4.50	12-9-2025	1,645,000	1,621,462
Credit Suisse Group Funding (Guernsey) Limited 144A	3.13	12-10-2020	7,390,000	7,256,544
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	3,080,000	2,934,686
Japan Bank for International Cooperation	1.75	5-28-2020	5,516,000	5,480,317
Mitsubishi UFJ Financial Group Incorporated %%	2.95	3-1-2021	2,650,000	2,673,354
Mitsubishi UFJ Financial Group Incorporated %%	3.85	3-1-2026	1,895,000	1,916,266
Royal Bank of Canada	4.65	1-27-2026	4,390,000	4,428,074
Santander Issuances SA Unipersonal	5.18	11-19-2025	3,175,000	2,961,361
Santander UK Group Holdings plc	2.88	10-16-2020	5,937,000	5,820,635
Santander UK Group Holdings plc 144A	4.75	9-15-2025	3,517,000	3,316,742
Skandinaviska Enskilda Banken 144A	2.63	11-17-2020	7,220,000	7,274,006
UBS Group Funding (Jersey) Limited 144A	4.13	9-24-2025	4,028,000	4,007,425

				49,690,872

Consumer Finance : 0.15%
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,064,000	6,021,916

Diversified Financial Services : 0.11%
GE Capital International Funding Company 144A	4.42	11-15-2035	4,302,000	4,482,723

Insurance : 0.16%
AIA Group Limited 144A	3.20	3-11-2025	2,025,000	2,010,351
Nippon Life Insurance Company 144A ±	4.70	1-20-2046	4,360,000	4,425,400

				6,435,751

Health Care : 0.47%

Pharmaceuticals : 0.47%
Actavis Funding SCS	2.35	3-12-2018	2,974,000	2,991,966
Actavis Funding SCS	3.00	3-12-2020	3,677,000	3,740,289
Actavis Funding SCS	3.80	3-15-2025	4,532,000	4,666,342
Actavis Funding SCS	4.75	3-15-2045	3,850,000	3,927,909
Perrigo Finance plc	3.90	12-15-2024	3,848,000	3,753,097

				19,079,603

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.10%

Aerospace & Defense : 0.03%
Embraer Netherlands Finance BV	5.05%	6-15-2025	$1,136,000	$945,720

Transportation Infrastructure : 0.07%
A.P. Moller-Maersk A/S 144A	3.88	9-28-2025	3,146,000	2,927,378

Information Technology : 0.08%

Internet Software & Services : 0.08%
Alibaba Group Holding Limited	3.60	11-28-2024	3,465,000	3,399,321

Materials : 0.19%

Chemicals : 0.04%
LYB International Finance BV	4.88	3-15-2044	1,569,000	1,430,362

Metals & Mining : 0.15%
Barrick Gold Corporation	4.10	5-1-2023	514,000	479,920
Rio Tinto Finance USA Limited	3.75	6-15-2025	5,880,000	5,617,164

				6,097,084

Telecommunication Services : 0.06%

Wireless Telecommunication Services : 0.06%
America Movil SAB de CV	3.13	7-16-2022	2,238,000	2,241,930

Utilities : 0.11%

Electric Utilities : 0.11%
Electricite de France SA 144A	4.95	10-13-2045	2,801,000	2,807,075
Electricite de France SA 144A	5.25	10-13-2055	1,595,000	1,566,799

				4,373,874

Total Yankee Corporate Bonds and Notes (Cost $137,121,621)				134,832,076

Yankee Government Bonds : 1.39%
Hashemite Kingdom of Jordan	2.58	6-30-2022	5,672,000	5,949,009
Province of Ontario	1.63	1-18-2019	6,045,000	6,061,049
Republic of Chile	3.13	1-21-2026	3,190,000	3,213,925
Republic of Paraguay 144A	6.10	8-11-2044	2,255,000	2,192,988
Republic of Slovenia 144A	5.25	2-18-2024	9,150,000	10,179,375
Republic of Slovenia 144A	5.50	10-26-2022	3,793,000	4,267,125
Republic of Slovenia 144A	5.85	5-10-2023	1,980,000	2,262,150
Slovak Republic 144A	4.38	5-21-2022	5,341,000	6,071,008
United Mexican States	4.13	1-21-2026	10,835,000	11,143,798
United Mexican States	5.75	10-12-2049	4,585,000	4,355,750

Total Yankee Government Bonds (Cost $53,631,551)				55,696,177

	Yield		Shares
Short-Term Investments : 6.66%

Investment Companies : 6.66%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.43		267,722,323	267,722,323

Total Short-Term Investments (Cost $267,722,323)				267,722,323

Total investments in securities (Cost $4,321,389,609)*	108.00%			$4,340,528,955
Other assets and liabilities, net	(8.00)			(321,656,677)

Total net assets	100.00%			$4,018,872,278

Wells Fargo Core Bond Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $4,333,550,587 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,076,588
Gross unrealized losses	(38,098,220)

Net unrealized gains	$6,978,368

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SpA	Standby purchase agreement

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,293,889,981	$0	$1,293,889,981
Asset-backed securities	0	438,352,534	0	438,352,534
Corporate bonds and notes	0	720,345,542	0	720,345,542
Municipal obligations	0	36,751,264	0	36,751,264
Non-agency mortgage-backed securities	0	154,630,698	0	154,630,698
U.S. Treasury securities	1,238,308,360	0	0	1,238,308,360
Yankee corporate bonds and notes	0	134,832,076	0	134,832,076
Yankee government bonds	0	55,696,177	0	55,696,177
Short-term investments
Investment companies	267,722,323	0	0	267,722,323

Total assets	$1,506,030,683	$2,834,498,272	$0	$4,340,528,955

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 16.55%

Consumer Staples : 3.88%

Beverages : 0.37%
Constellation Brands Incorporated Class A	665	$94,051
The Coca-Cola Company	3,027	130,555

		224,606

Food & Staples Retailing : 0.57%
The Kroger Company	1,988	79,341
Wal-Mart Stores Incorporated	1,683	111,650
Walgreens Boots Alliance Incorporated	1,918	151,407

		342,398

Food Products : 1.40%
Biostime International Holdings Limited	176,000	551,917
Marine Harvest ASA	4,555	65,048
Mead Johnson Nutrition Company	926	68,302
Mondelez International Incorporated Class A	1,944	78,790
The Hershey Company	867	78,802

		842,859

Household Products : 1.20%
Church & Dwight Company Incorporated	1,043	94,663
Reckitt Benckiser Group plc	4,568	416,098
The Procter & Gamble Company	2,596	208,433

		719,194

Personal Products : 0.11%
The Estee Lauder Companies Incorporated Class A	693	63,292

Tobacco : 0.23%
Philip Morris International	1,531	139,367

Energy : 3.09%

Energy Equipment & Services : 0.31%
Halliburton Company	2,359	76,149
Schlumberger Limited	836	59,958
Weatherford International plc †	7,910	50,624

		186,731

Oil, Gas & Consumable Fuels : 2.78%
Anadarko Petroleum Corporation	1,565	59,392
BP plc	102,813	498,971
California Resources Corporation	163	92
Chevron Corporation	2,737	228,375
Eni SpA	32,056	448,310
EOG Resources Incorporated	1,422	92,060
Occidental Petroleum Corporation	1,734	119,334
Phillips 66 Company	611	48,507
Pioneer Natural Resources Company	575	69,305
Range Resources Corporation «	2,573	61,057
Valero Energy Corporation	811	48,725

		1,674,128

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Real Return Portfolio

Security name			Shares	Value
Financials : 4.20%

REITs : 4.20%
American Tower Corporation			4,314	$397,751
AvalonBay Communities Incorporated			1,653	283,721
Boston Properties Incorporated			2,001	228,394
Camden Property Trust			1,853	138,493
General Growth Properties Incorporated			9,367	257,780
Host Hotels & Resorts Incorporated			13,655	209,058
Mid-America Apartment Communities Incorporated			891	80,137
Physicians Realty Trust			12,330	211,829
Prologis Incorporated			4,008	154,148
Public Storage Incorporated			699	174,394
Simon Property Group Incorporated			1,359	257,843
Ventas Incorporated			2,365	131,660

				2,525,208

Materials : 5.38%

Chemicals : 2.30%
Akzo Nobel NV			8,858	520,104
Dow Chemical Company			1,671	81,227
Ecolab Incorporated			415	42,558
International Flavors & Fragrances Incorporated			242	24,996
LyondellBasell Industries NV Class A			275	22,058
Monsanto Company			303	27,267
Nitto Denko Corporation			10,400	550,881
PolyOne Corporation			835	22,470
PPG Industries Incorporated			482	46,527
Praxair Incorporated			447	45,500

				1,383,588

Construction Materials : 0.06%
Martin Marietta Materials Incorporated			255	36,368

Containers & Packaging : 0.08%
Crown Holdings Incorporated †			1,002	46,944

Metals & Mining : 2.94%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares			7,000	246,400
Detour Gold Corporation †			12,800	201,602
Franco-Nevada Corporation			2,050	122,348
Fresnillo plc			8,800	122,009
Goldcorp Incorporated-U.S. Exchange Traded Shares			14,000	200,480
Newmont Mining Corporation			10,600	273,798
Randgold Resources Limited ADR			3,500	319,375
Royal Gold Incorporated			2,751	127,564
Steel Dynamics Incorporated			2,345	42,656
Tahoe Resources Incorporated			12,000	110,951

				1,767,183

Total Common Stocks (Cost $10,155,909)				9,951,866

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 9.25%

Consumer Discretionary : 3.39%

Auto Components : 0.37%
Goodyear Tire & Rubber Company	7.00%	5-15-2022	$85,000	90,950

2

Wells Fargo Real Return Portfolio	Portfolio of investments —- February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Auto Components (continued)
Tenneco Incorporated	6.88%	12-15-2020	$125,000	$129,688

				220,638

Diversified Consumer Services : 0.12%

Service Corporation International	7.00	6-15-2017	70,000	73,850

Hotels, Restaurants & Leisure : 0.56%
Hilton Worldwide Finance LLC	5.63	10-15-2021	100,000	103,750
MGM Resorts International	7.63	1-15-2017	105,000	109,331
NCL Corporation Limited 144A	5.25	11-15-2019	125,000	125,000

				338,081

Household Durables : 0.78%
DR Horton Incorporated	3.63	2-15-2018	135,000	137,842
Jarden Corporation	7.50	5-1-2017	120,000	122,850
Lennar Corporation	4.50	6-15-2019	100,000	102,750
Tempur Sealy International Incorporated «	6.88	12-15-2020	100,000	105,300

				468,742

Media : 0.78%
CCO Holdings LLC	7.38	6-1-2020	125,000	130,063
CSC Holdings LLC	7.63	7-15-2018	75,000	79,875
DISH DBS Corporation	4.25	4-1-2018	130,000	131,625
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	76,125
TEGNA Incorporated	5.13	10-15-2019	50,000	53,000

				470,688

Multiline Retail : 0.17%
Dollar Tree Incorporated 144A	5.25	3-1-2020	100,000	105,000

Specialty Retail : 0.39%
Best Buy Company Incorporated	5.00	8-1-2018	100,000	103,960
L Brands Incorporated	6.90	7-15-2017	120,000	128,412

				232,372

Textiles, Apparel & Luxury Goods : 0.22%
HanesBrands Incorporated	6.38	12-15-2020	125,000	129,375

Consumer Staples : 0.42%

Food Products : 0.21%
Smithfield Foods Incorporated	7.75	7-1-2017	120,000	127,800

Household Products : 0.21%
Spectrum Brands Incorporated	6.38	11-15-2020	120,000	127,200

Energy : 0.75%

Oil, Gas & Consumable Fuels : 0.75%
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	61,823
Sabine Pass LNG LP	7.50	11-30-2016	65,000	67,824
Targa Resources Partners Incorporated	5.00	1-15-2018	130,000	124,556
Tesoro Corporation	4.25	10-1-2017	65,000	65,975
Tesoro Logistics LP	5.88	10-1-2020	65,000	61,100

3

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy Incorporated «	5.25%	1-15-2017	$70,000	$68,600

				449,878

Financials : 1.27%

Banks : 0.22%
CIT Group Incorporated	4.25	8-15-2017	105,000	107,100
CIT Group Incorporated	5.25	3-15-2018	25,000	25,750

				132,850

Consumer Finance : 0.89%
Ally Financial Incorporated	6.25	12-1-2017	125,000	130,156
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	134,648
Navient Corporation	4.63	9-25-2017	130,000	129,675
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	138,038

				532,517

REITs : 0.16%
VEREIT Operating Partnership LP	2.00	2-6-2017	100,000	98,150

Health Care : 0.61%

Health Care Providers & Services : 0.61%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	132,813
HCA Incorporated	8.00	10-1-2018	115,000	129,304
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	105,250

				367,367

Industrials : 1.02%

Airlines : 0.17%
US Airways Group Incorporated	6.13	6-1-2018	100,000	104,230

Building Products : 0.15%
USG Corporation	9.75	1-15-2018	80,000	89,100

Diversified Consumer Services : 0.18%
ADT Corporation	2.25	7-15-2017	70,000	70,350
ADT Corporation «	4.13	4-15-2019	35,000	37,013

				107,363

Machinery : 0.30%
Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	69,258
Manitowoc Company Incorporated «	8.50	11-1-2020	30,000	31,275
SPX Flow Incorporated	6.88	9-1-2017	80,000	82,200

				182,733

Trading Companies & Distributors : 0.22%
United Rentals North America Incorporated	7.38	5-15-2020	125,000	131,094

Information Technology : 0.67%

Communications Equipment : 0.17%
ViaSat Incorporated	6.88	6-15-2020	100,000	103,815

Electronic Equipment, Instruments & Components : 0.14%
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	81,188

4

Wells Fargo Real Return Portfolio	Portfolio of investments —- February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Internet Software & Services : 0.22%
IAC/InterActiveCorp	4.88%	11-30-2018	$130,000	$131,625

Software : 0.14%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	80,000	84,100

Materials : 0.36%

Chemicals : 0.14%
Ashland Incorporated	3.88	4-15-2018	80,000	82,600

Containers & Packaging : 0.22%
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	131,100

Telecommunication Services : 0.55%

Diversified Telecommunication Services : 0.24%
Frontier Communications Corporation	8.13	10-1-2018	60,000	62,100
Hughes Satelite Systems Corporation	6.50	6-15-2019	75,000	83,063

				145,163

Wireless Telecommunication Services : 0.31%
SBA Communications Corporation	5.63	10-1-2019	80,000	83,200
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	102,750

				185,950

Utilities : 0.21%

Independent Power & Renewable Electricity Producers : 0.21%
NRG Energy Incorporated	7.63	1-15-2018	120,000	124,350

Total Corporate Bonds and Notes (Cost $5,598,535)				5,558,919

Loans : 3.40%

Consumer Discretionary : 0.37%

Media : 0.15%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	90,898	87,944

Multiline Retail : 0.22%
Michaels Stores Incorporated ±	3.75	1-28-2020	133,287	131,517

Financials : 0.22%

Diversified Financial Services : 0.22%
Delos Finance SARL ±	3.50	3-6-2021	135,000	133,875

Health Care : 0.38%

Health Care Providers & Services : 0.33%
Community Health Systems Incorporated ±	3.74	12-31-2018	133,650	129,808
IASIS Healthcare LLC ±	4.50	5-3-2018	74,425	72,322

				202,130

Pharmaceuticals : 0.05%
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	30,000	28,093

5

Portfolio of investments —- February 29, 2016 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 1.07%

Aerospace & Defense : 0.19%
TransDigm Incorporated ±	3.75%	2-28-2020	$118,828	$115,263

Airlines : 0.22%
Delta Air Lines Incorporated ±	3.25	8-24-2022	134,663	134,195

Commercial Services & Supplies : 0.66%
Hertz Corporation ±	3.00	3-11-2018	133,287	130,573
KAR Auction Services Incorporated ±	3.50	3-11-2021	133,131	132,549
ServiceMaster Company ±	4.25	7-1-2021	133,647	132,421

				395,543

Information Technology : 0.49%

Communications Equipment : 0.21%
Cequel Communications LLC ±	3.81	2-14-2019	130,149	127,290

Internet Software & Services : 0.11%
Zayo Group LLC ±	3.75	5-6-2021	69,297	68,287

Semiconductors & Semiconductors Equipment : 0.17%
NXP BV ±	3.75	12-7-2020	100,000	99,719

Materials : 0.43%

Chemicals : 0.21%
Ineos US Finance LLC ±	3.75	12-15-2020	133,310	125,411

Containers & Packaging : 0.22%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	133,287	130,712

Telecommunication Services : 0.44%

Diversified Telecommunication Services : 0.44%
Level 3 Financing Incorporated ±	3.50	5-31-2022	135,000	133,070
West Corporation ±	3.25	6-30-2018	133,075	130,763

				263,833

Total Loans (Cost $2,076,893)				2,043,812

U.S. Treasury Securities : 67.07%
TIPS	0.13	4-15-2017	182,259	183,389
TIPS	0.13	4-15-2018	1,125,663	1,136,759
TIPS	0.13	4-15-2019	1,554,676	1,571,255
TIPS	0.13	4-15-2020	3,000,086	3,026,376
TIPS	0.13	1-15-2022	1,525,919	1,527,289
TIPS	0.13	7-15-2022	1,661,286	1,666,305
TIPS	0.13	1-15-2023	1,726,839	1,714,989
TIPS	0.13	7-15-2024	1,927,724	1,904,757
TIPS	0.25	1-15-2025	1,548,032	1,535,655
TIPS	0.38	7-15-2023	1,712,769	1,737,657
TIPS	0.38	7-15-2025	2,144,647	2,157,688
TIPS	0.63	7-15-2021	1,406,410	1,454,792
TIPS	0.63	1-15-2024	1,738,684	1,784,212
TIPS	0.63	1-15-2026	1,329,059	1,369,537
TIPS	0.63	2-15-2043	565,890	510,435
TIPS	0.75	2-15-2042	842,738	786,896
TIPS	0.75	2-15-2045	1,079,891	1,002,809
TIPS	1.00	2-15-2046	154,726	155,336
TIPS	1.13	1-15-2021	1,313,865	1,386,486
TIPS	1.25	7-15-2020	1,534,822	1,629,630

6

Wells Fargo Real Return Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
TIPS	1.38%	7-15-2018	$1,058,586	$1,108,841
TIPS	1.38	1-15-2020	700,102	741,598
TIPS	1.38	2-15-2044	877,966	948,101
TIPS	1.63	1-15-2018	310,516	322,840
TIPS	1.75	1-15-2028	671,844	763,558
TIPS	1.88	7-15-2019	520,704	560,536
TIPS	2.00	1-15-2026	715,104	827,119
TIPS	2.13	1-15-2019	457,243	489,810
TIPS	2.13	2-15-2040	383,058	474,029
TIPS	2.13	2-15-2041	480,685	598,452
TIPS	2.38	1-15-2025	1,141,995	1,343,035
TIPS	2.38	1-15-2027	645,150	776,742
TIPS	2.50	1-15-2029	655,565	805,816
TIPS	2.63	7-15-2017	205,443	215,549
TIPS	3.38	4-15-2032	199,904	282,116
TIPS	3.63	4-15-2028	709,337	959,849
TIPS	3.88	4-15-2029	618,749	869,011

Total U.S. Treasury Securities (Cost $39,081,265)				40,329,254

Yankee Corporate Bonds and Notes : 1.07%

Consumer Discretionary : 0.51%

Auto Components : 0.17%
Schaeffler Holding Finance BV 144A	6.25	11-15-2019	100,000	104,125

Automobiles : 0.17%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	102,250

Media : 0.17%
Numericable Group SA 144A	4.88	5-15-2019	100,000	99,950

Financials : 0.13%

Banks : 0.13%
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	80,375

Health Care : 0.11%

Pharmaceuticals : 0.11%
Mallinckrodt International Finance SA	3.50	4-15-2018	70,000	68,600

Information Technology : 0.18%

Communications Equipment : 0.18%
Nokia Corporation	5.38	5-15-2019	100,000	106,000

Materials : 0.14%

Containers & Packaging : 0.14%
Ardagh Packaging Finance plc 144A ±	3.51	12-15-2019	85,000	82,663

Total Yankee Corporate Bonds and Notes (Cost $647,012)				643,963

	Yield		Shares
Short-Term Investments : 3.15%

Investment Companies : 3.07%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41		298,862	298,862

7

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Real Return Portfolio

Security name		Yield		Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund, Select Class (l)(u)		0.22%		1,546,882	$1,546,882

					1,845,744

			Maturity date	Principal
U.S. Treasury Securities : 0.08%
U.S. Treasury Bill (z)#		0.22	3-17-2016	$50,000	49,995

Total Short-Term Investments (Cost $1,895,739)					1,895,739

Total investments in securities (Cost $59,455,353)*	100.49%				60,423,553

Other assets and liabilities, net	(0.49)				(292,922)

Total net assets	100.00%				$60,130,631

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $59,496,226 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,116,368
Gross unrealized losses	(1,189,041)

Net unrealized gains	$927,327

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities

8

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 29, 2016, such fair value pricing was used in pricing foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”) an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of February 29, 2016, the Portfolio had no unfunded loan commitments.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$1,850,570	$481,146	$0	$2,331,716
Energy	913,578	947,281	0	1,860,859
Financials	2,525,208	0	0	2,525,208
Materials	2,041,089	1,192,994	0	3,234,083
Corporate bonds and notes	0	5,558,919	0	5,558,919
Loans	0	2,043,812	0	2,043,812
U.S. Treasury securities	40,329,254	0	0	40,329,254
Yankee corporate bonds and notes	0	643,963	0	643,963
Short-term investments
Investment companies	1,546,882	0	0	1,546,882
U.S. Treasury securities	49,995	0	0	49,995
Investments measured at net asset value*				298,862

Total assets	$49,256,576	$10,868,115	$0	$60,423,553

Liabilities
Futures contracts	$2,430	$0	$0	$2,430

Total liabilities	$2,430	$0	$0	$2,430

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $298,892 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, fair value pricing was used in pricing certain foreign securities and securities valued at $2,621,421 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Portfolio did not have any transfer into/out of Level 3.

Derivative transactions

For the nine months ended February 29, 2016, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 29, 2016, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains (losses)
6-21-2016	JPMorgan	3 Short	U.S. Treasury Bonds	$493,594	$(682)
6-21-2016	JPMorgan	4 Short	10-Year U.S. Treasury Notes	522,063	117
6-30-2016	JPMorgan	11 Short	5-Year U.S. Treasury Notes	1,330,828	3,503

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 31.36%
FHLMC	3.50%	9-1-2032	$1,055,118	$1,119,279
FHLMC	3.50	4-1-2043	1,735,580	1,818,794
FHLMC	3.50	5-1-2044	755,733	796,755
FHLMC	4.00	4-1-2044	923,225	1,002,717
FHLMC	4.00	8-1-2044	711,753	768,643
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.99	9-25-2029	69,813	73,598
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,105,346	1,335,477
FNMA	2.57	9-1-2019	529,866	549,424
FNMA	2.57	9-1-2019	530,437	550,024
FNMA	2.73	1-1-2023	579,194	603,112
FNMA	2.73	9-1-2023	595,357	619,406
FNMA	2.76	4-1-2021	1,091,937	1,129,008
FNMA	2.78	10-1-2020	550,000	575,478
FNMA	2.85	12-1-2023	590,000	615,630
FNMA	2.90	3-1-2023	599,338	630,341
FNMA	2.96	6-1-2022	521,982	544,274
FNMA	3.00	12-1-2032	70,654	73,885
FNMA	3.03	11-1-2022	587,035	613,860
FNMA	3.07	2-1-2026	360,000	375,900
FNMA	3.08	1-1-2026	480,000	501,748
FNMA	3.31	6-1-2021	550,000	584,817
FNMA	3.35	1-1-2028	280,000	296,391
FNMA	3.50	9-1-2032	1,987,172	2,107,631
FNMA	3.50	10-1-2032	995,510	1,056,097
FNMA	3.50	11-1-2042	381,479	401,897
FNMA	3.50	11-1-2042	551,243	579,003
FNMA	3.50	2-1-2043	285,307	299,688
FNMA	5.00	9-1-2033	272,098	302,887
FNMA	5.50	2-1-2036	467,735	509,283
FNMA Series 2002-90 Class A2	6.50	11-25-2042	454,059	515,927
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	213,876	248,214
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,008,826	2,335,299
FNMA Series 2003-86 Class PT	4.50	9-25-2018	231,252	238,064
FNMA Series 2003-W4 Class 3A ±	6.50	10-25-2042	293,279	338,027
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	874,600	989,725
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,212,332	1,394,877
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	201,234	239,746
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,150,465	1,382,508
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	423,210	502,625
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	402,128	417,091
GNMA	6.50	10-15-2023	29,122	33,409
GNMA	6.50	11-15-2023	16,569	19,008
GNMA	6.50	11-15-2023	4,818	5,527
GNMA	6.50	12-15-2023	21,828	25,041
GNMA	6.50	1-15-2024	37,345	42,842
GNMA	7.00	8-15-2027	103,575	121,827
SBA Series 2006-20B Class 1	5.35	2-1-2026	521,008	574,653
SBA Series 2006-20H Class 1	5.70	8-1-2026	292,209	328,790
SBA Series 2007-20J Class 1	5.57	10-1-2027	764,473	865,847
SBA Series 2013-20A Class 1	2.13	1-1-2033	493,211	493,117
SBA Series 2013-20J Class 1	3.37	10-1-2033	541,725	571,456
SBA Series 2014-10A Class 1	3.19	3-10-2024	737,768	775,404
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,130,745	1,181,511
SBA Series 2014-20A Class 1	3.46	1-1-2034	426,894	458,834
SBA Series 2015-10B Class 1	2.83	9-10-2025	590,000	606,123
SBA Series 2015-20C Class 1	2.72	3-1-2035	571,686	586,834
SBA Series 2015-20E Class 1	2.77	5-1-2035	880,926	897,044
SBA Series 2015-20F Class 1	2.98	6-1-2035	587,138	606,559

Total Agency Securities (Cost $35,477,177)				37,230,976

Asset-Backed Securities : 4.15%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	571,486
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	584,487
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	550,012
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	570,000	571,052
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	355,292	354,522
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	583,626

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44%	1-15-2027	$600,000	$607,394
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	12,334	12,398
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	1.12	10-25-2035	629,019	615,056
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.94	8-1-2035	500,000	479,089

Total Asset-Backed Securities (Cost $4,912,062)				4,929,122

Corporate Bonds and Notes : 32.44%

Consumer Discretionary : 3.81%

Automobiles : 0.34%
General Motors Company	4.88	10-2-2023	400,000	403,596

Diversified Consumer Services : 2.02%
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	214,517
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	811,394
Northwestern University	4.64	12-1-2044	350,000	413,397
Service Corporation International	5.38	1-15-2022	360,000	375,300
The President and Fellows of Harvard College	3.53	10-1-2031	250,000	255,079
The President and Fellows of Harvard College	5.63	10-1-2038	250,000	330,073

				2,399,760

Media : 1.23%
CCO Safari II LLC 144A	4.91	7-23-2025	325,000	332,657
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	403,932
Lamar Media Corporation	5.88	2-1-2022	315,000	328,388
Time Warner Incorporated	3.40	6-15-2022	140,000	138,542
Time Warner Incorporated	3.60	7-15-2025	260,000	255,962

				1,459,481

Textiles, Apparel & Luxury Goods : 0.22%
The William Carter Company	5.25	8-15-2021	250,000	255,000

Consumer Staples : 1.14%

Beverages : 0.12%
Anheuser-Busch InBev Worldwide Incorporated	3.65	2-1-2026	140,000	144,395

Food & Staples Retailing : 0.55%
CVS Health Corporation	3.50	7-20-2022	120,000	125,343
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	525,194

				650,537

Food Products : 0.26%
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	309,599

Household Products : 0.21%
The Procter & Gamble Company	5.50	2-1-2034	200,000	244,972

Energy : 3.47%

Energy Equipment & Services : 0.12%
Halliburton Company	3.80	11-15-2025	160,000	151,453

Oil, Gas & Consumable Fuels : 3.35%
Chevron Corporation	3.19	6-24-2023	250,000	251,824
Cimarex Energy Company	5.88	5-1-2022	350,000	338,122
Columbia Pipeline Group Incorporated 144A	2.45	6-1-2018	210,000	201,481
Concho Resources Incorporated	6.50	1-15-2022	375,000	360,000
ConocoPhillips Company	3.35	11-15-2024	370,000	326,471
Devon Energy Corporation «	5.85	12-15-2025	130,000	113,117
EQT Corporation	8.13	6-1-2019	400,000	411,787

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corporation %%	3.04%	3-1-2026	$390,000	$390,000
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	212,754
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	173,476
Marathon Oil Corporation	3.85	6-1-2025	410,000	282,237
Newfield Exploration Company	5.63	7-1-2024	249,000	226,590
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	183,504
Plains All American Pipeline LP	4.65	10-15-2025	400,000	336,454
Southwestern Energy Company	4.95	1-23-2025	290,000	166,750

				3,974,567

Financials : 11.67%

Banks : 4.19%
Bank of America Corporation	2.60	1-15-2019	155,000	155,733
Bank of America Corporation	3.95	4-21-2025	120,000	116,186
Bank of America Corporation	4.00	4-1-2024	700,000	723,309
Chase Capital VI ±	1.24	8-1-2028	1,000,000	800,000
Citigroup Incorporated	3.30	4-27-2025	130,000	129,083
Citigroup Incorporated	4.40	6-10-2025	100,000	99,709
CoreStates Capital Trust II ±144A	1.27	1-15-2027	750,000	600,000
Manufacturers & Traders Trust Company ±	1.65	12-28-2020	758,000	757,113
National Capital Commerce Incorporated ±(i)	1.59	4-1-2027	400,000	333,000
NTC Capital Trust Series A ±	1.14	1-15-2027	450,000	358,875
UBS Preferred Funding Trust V Series 1 ±«	6.24	5-29-2049	700,000	698,110
US Bancorp	2.95	7-15-2022	200,000	202,593

				4,973,711

Capital Markets : 1.35%
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	81,650
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	262,422
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	119,412
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	227,247
Morgan Stanley	3.70	10-23-2024	100,000	101,318
Morgan Stanley	3.95	4-23-2027	180,000	173,894
Morgan Stanley	5.50	7-24-2020	350,000	387,496
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	255,659

				1,609,098

Consumer Finance : 0.46%
American Honda Finance Corporation	2.45	9-24-2020	120,000	122,288
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	158,135
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	261,398

				541,821

Diversified Financial Services : 1.22%
Abay Leasing 2014 LLC	2.65	11-9-2026	515,104	534,296
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	544,049
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	367,088

				1,445,433

Insurance : 1.54%
ACE INA Holdings Incorporated	2.88	11-3-2022	110,000	111,967
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	827,735
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	669,653
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	223,778

				1,833,133

REITs : 2.91%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	189,745
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,788

3

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Boston Properties LP	3.70%	11-15-2018	$180,000	$186,505
Boston Properties LP	5.88	10-15-2019	200,000	221,995
Duke Realty LP	3.88	10-15-2022	150,000	154,433
ERP Operating LP	4.63	12-15-2021	281,000	310,581
Liberty Property LP	3.75	4-1-2025	100,000	99,713
Liberty Property LP	6.63	10-1-2017	400,000	425,695
Potlatch Corporation	7.50	11-1-2019	310,000	326,275
ProLogis LP	3.75	11-1-2025	170,000	173,281
Realty Income Corporation	4.65	8-1-2023	370,000	390,579
Simon Property Group LP	3.38	10-1-2024	300,000	304,678
UDR Incorporated	4.63	1-10-2022	260,000	281,169
Ventas Realty LP	3.50	2-1-2025	150,000	145,353
Vornado Realty LP	2.50	6-30-2019	200,000	197,991

				3,449,781

Health Care : 2.78%

Health Care Equipment & Supplies : 0.37%
Becton Dickinson & Company	3.73	12-15-2024	290,000	300,048
Medtronic Incorporated	3.15	3-15-2022	130,000	135,562

				435,610

Health Care Providers & Services : 1.87%
Allina Health System Incorporated	4.81	11-15-2045	235,000	257,760
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	129,022
Mednax Incorporated 144A	5.25	12-1-2023	475,000	492,219
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	378,881
Texas Health Resources	4.33	11-15-2055	375,000	383,825
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	173,458
UnitedHealth Group Incorporated	3.75	7-15-2025	380,000	404,366

				2,219,531

Life Sciences Tools & Services : 0.12%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	150,002

Pharmaceuticals : 0.42%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	249,054
EMD Finance LLC 144A	2.95	3-19-2022	250,000	248,176

				497,230

Industrials : 3.48%

Aerospace & Defense : 0.39%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	102,220
Lockheed Martin Corporation	3.55	1-15-2026	160,000	168,247
United Technologies Corporation	3.10	6-1-2022	180,000	186,964

				457,431

Air Freight & Logistics : 0.20%
FedEx Corporation	4.00	1-15-2024	225,000	236,488

Commercial Services & Supplies : 0.50%
Clean Harbors Incorporated	5.25	8-1-2020	350,000	350,875
Waste Management Incorporated	3.13	3-1-2025	240,000	242,378

				593,253

Machinery : 1.48%
Actuant Corporation	5.63	6-15-2022	425,000	429,250
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	375,375
Deere & Company	2.60	6-8-2022	340,000	341,097
Oshkosh Corporation	5.38	3-1-2022	375,000	377,813

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Valmont Industries Incorporated	5.00%	10-1-2044	$260,000	$237,746

				1,761,281

Road & Rail : 0.61%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	102,794
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	155,768
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	263,348
Union Pacific Corporation	7.88	1-15-2019	171,000	198,283

				720,193

Transportation Infrastructure : 0.30%
Vessel Management Service	3.43	8-15-2036	348,000	361,750

Information Technology : 1.00%

Electronic Equipment, Instruments & Components : 0.23%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	270,625

IT Services : 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	108,606

Software : 0.38%
Oracle Corporation	2.50	5-15-2022	220,000	221,246
Oracle Corporation	3.40	7-8-2024	220,000	230,223

				451,469

Technology Hardware, Storage & Peripherals : 0.30%
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	375,000	355,757

Materials : 1.86%

Chemicals : 0.73%
Ecolab Incorporated	4.35	12-8-2021	330,000	358,720
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	390,000	405,600
Valspar Corporation	3.30	2-1-2025	100,000	98,626
				862,946

Containers & Packaging : 0.59%
Ball Corporation	5.00	3-15-2022	350,000	364,438
Sealed Air Corporation 144A	6.50	12-1-2020	300,000	336,000

				700,438

Metals & Mining : 0.25%
Alcoa Incorporated	5.40	4-15-2021	300,000	295,950

Paper & Forest Products : 0.29%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	349,775

Telecommunication Services : 0.64%

Diversified Telecommunication Services : 0.64%
AT&T Incorporated	4.75	5-15-2046	280,000	254,709
Verizon Communications Incorporated	3.50	11-1-2024	110,000	112,484
Verizon Communications Incorporated	5.15	9-15-2023	350,000	396,300

				763,493

Utilities : 2.59%

Electric Utilities : 2.26%
Entergy Texas Incorporated	7.13	2-1-2019	250,000	283,481

5

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Great River Energy 144A	5.83%	7-1-2017	$261,811	$267,436
IPALCO Enterprises Incorporated	3.45	7-15-2020	350,000	348,688
ITC Holdings Corporation	3.65	6-15-2024	120,000	118,867
Monongahela Power Company 144A	4.10	4-15-2024	380,000	404,077
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	385,023
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	366,179
PacifiCorp	3.35	7-1-2025	130,000	134,966
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	171,522	173,666
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	205,253

				2,687,636

Gas Utilities : 0.33%
AmeriGas Finance LLC	7.00	5-20-2022	375,000	384,844

Total Corporate Bonds and Notes (Cost $38,337,160)				38,510,645

Municipal Obligations : 9.50%

Alaska : 0.27%
Alaska Taxable Build America Bonds Series 2010A (GO Revenue)	5.74	8-1-2033	250,000	313,533

Arizona : 0.97%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	235,000	238,760
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO Revenue)	5.38	7-1-2019	800,000	908,136

				1,146,896

Arkansas : 0.31%
Arkansas Taxable Bond Amendment 82 Series A (GO Revenue)	2.61	7-1-2021	350,000	371,812

Georgia : 0.52%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	619,495

Indiana : 0.29%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.51	1-1-2039	40,000	40,564
Indianapolis In Local Public Improvement Bond Bank Build America Bonds (Miscellaneous Revenue)	5.85	1-15-2030	250,000	308,370

				348,934

Kentucky : 0.04%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	50,000	50,412

Maryland : 0.26%
Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	305,418

Massachusetts : 0.71%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	444,740
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	350,000	399,483

				844,223

Minnesota : 0.25%
Minnetonka MN Independent School District #276 Series E (GO Revenue, South Dakota Credit Program Insured)	2.55	1-1-2024	290,000	295,049

Missouri : 0.29%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.48	8-27-2029	353,065	348,550

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire : 0.02%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53%	7-1-2037	$20,000	$20,006

New Jersey : 1.06%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,258,763

North Carolina : 0.98%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	395,463
North Carolina Education Assistance Authority Student Loan Backed Notes 2011-1 Series A3 (Education Revenue) ±	1.52	10-25-2041	650,000	615,258
University of North Carolina Chapel Hill Refunding Bonds Series 2016C (Education Revenue) %%	3.33	12-1-2036	150,000	150,135

				1,160,856

Ohio : 0.57%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	403,546
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	269,238

				672,784

Oklahoma : 0.34%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	406,808

Texas : 1.15%
Clear Creek TX Independent School District Taxable Refunding Series B (GO Revenue)	3.40	2-15-2022	375,000	405,983
Harris County TX Taxable Refunding Permanent Improvement Series B (GO Revenue)	2.12	10-1-2021	500,000	506,015
Texas Transportation Commission Highway Improvement Taxable Series 2010A (Miscellaneous Revenue)	4.63	4-1-2033	400,000	457,048

				1,369,046

Washington : 0.93%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	268,313
King County WA School District #210 Federal Way Build America Bonds (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	440,660
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	325,000	390,514

				1,099,487

West Virginia : 0.44%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	475,000	523,327

Wisconsin : 0.10%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO Revenue)	6.84	12-1-2028	90,000	118,460

Total Municipal Obligations (Cost $10,476,110)				11,273,859

Non-Agency Mortgage-Backed Securities : 11.26%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	755,204
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	569,902
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	628,108
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	585,906
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19	11-10-2023	600,000	656,749
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.66	6-25-2034	598,612	599,932

7

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Credit Suisse First Boston Commercial Mortgage Trust Series 2007-C1 Class AAB	5.34%	2-15-2040	$112,731	$113,151
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	549,574
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	583,315
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	587,418
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	215,011
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	214,810
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	676,983
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	385,962
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	421,982
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	569,977
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	502,993
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	580,952
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	553,121
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	574,672
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	494,005
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,003,831	1,015,747
Sequoia Mortgage Trust Series 10 Class 1A ±	0.83	10-20-2027	275,507	268,637
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(i)(a)	0.72	5-25-2047	1,928,955	1,263,466

Total Non-Agency Mortgage-Backed Securities (Cost $13,902,087)				13,367,577

U.S. Treasury Securities : 3.37%
TIPS	0.38	7-15-2025	628,431	632,253
U.S. Treasury Bond	2.50	2-15-2045	665,000	648,193
U.S. Treasury Bond	2.50	2-15-2046	180,000	175,909
U.S. Treasury Bond	2.88	8-15-2045	1,850,000	1,948,209
U.S. Treasury Bond	3.00	11-15-2045	550,000	594,408

Total U.S. Treasury Securities (Cost $3,789,409)				3,998,972

Yankee Corporate Bonds and Notes : 5.68%

Consumer Discretionary : 0.29%

Media : 0.29%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	349,290

Energy : 1.86%

Energy Equipment & Services : 0.41%
Ensco plc	4.70	3-15-2021	160,000	85,755
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	397,186

				482,941

Oil, Gas & Consumable Fuels : 1.45%
BP Capital Markets plc	3.81	2-10-2024	110,000	109,289
BP Capital Markets plc	4.50	10-1-2020	350,000	369,919
Petroleos Mexicanos	2.29	2-15-2024	220,000	224,732
Petroleos Mexicanos	2.83	2-15-2024	460,000	479,915
Petroleos Mexicanos	6.38	1-23-2045	250,000	216,863
Total Capital International SA	3.70	1-15-2024	200,000	202,840
Weatherford International Limited	4.50	4-15-2022	190,000	122,550

				1,726,108

Financials : 1.38%

Banks : 0.52%
Bank of Nova Scotia	4.50	12-16-2025	250,000	245,356
Credit Suisse AG (New York)	3.63	9-9-2024	250,000	251,054

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Royal Bank of Canada	4.65%	1-27-2026	$120,000	$121,041

				617,451

Diversified Financial Services : 0.86%
Shell International Finance BV	3.25	5-11-2025	200,000	194,848
Shell International Finance BV	3.40	8-12-2023	370,000	366,831
Tyco Electronics Group SA	3.50	2-3-2022	450,000	463,371

				1,025,050

Health Care : 0.20%

Pharmaceuticals : 0.20%
Actavis Funding SCS	4.55	3-15-2035	230,000	231,173

Industrials : 0.55%

Aerospace & Defense : 0.43%
BAE Systems plc 144A	4.75	10-11-2021	470,000	511,374

Road & Rail : 0.12%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	143,294

Information Technology : 0.61%

Semiconductors & Semiconductor Equipment : 0.32%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	375,180

Technology Hardware, Storage & Peripherals : 0.29%
Seagate HDD (Cayman)	4.75	6-1-2023	425,000	343,464

Materials : 0.46%

Metals & Mining : 0.46%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	367,812
Teck Resources Limited	3.00	3-1-2019	240,000	183,000

				550,812

Telecommunication Services : 0.33%

Wireless Telecommunication Services : 0.33%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	392,154
Total Yankee Corporate Bonds and Notes (Cost $6,922,521)				6,748,291

Yankee Government Bonds : 0.86%
Hashemite Kingdom of Jordan	3.00	6-30-2025	950,000	1,016,277

Total Yankee Government Bonds (Cost $950,000)				1,016,277

	Yield		Shares
Short-Term Investments : 1.65%

Investment Companies : 1.65%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.41		431,243	431,243
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.43		1,533,012	1,533,012

Total Short-Term Investments (Cost $1,964,255)				1,964,255

Total investments in securities (Cost $116,730,781)*	100.27%			$119,039,974
Other assets and liabilities, net	(0.27)			(324,058)

Total net assets	100.00%			$118,715,916

9

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $116,741,007 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,652,131
Gross unrealized losses	(2,353,164)

Net unrealized gains	$2,298,967

Abbreviations:

AGM	Assured Guaranty Municipal
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SBA	Small Business Authority
SFMR	Single-family mortgage revenue
TIPS	Treasury inflation-protected securities

10

Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$37,230,976	$0	$37,230,976
Asset-backed securities	0	4,929,122	0	4,929,122
Corporate bonds and notes	0	38,510,645	0	38,510,645
Municipal obligations	0	11,273,859	0	11,273,859
Non-agency mortgage-backed securities	0	12,104,111	1,263,466	13,367,577
U.S. Treasury securities	3,998,972	0	0	3,998,972
Yankee corporate bonds and notes	0	6,748,291	0	6,748,291
Yankee government bonds	0	1,016,277	0	1,016,277
Short-term investments
Investment companies	1,533,012	0	0	1,533,012
Investments measured at net asset value*				431,243

Total assets	$5,531,984	$111,813,281	$1,263,466	$119,039,974

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $431,243 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-agency mortgage-backed securities
Balance as of May 31, 2015	$1,351,797
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	78,523
Purchases	0
Sales	(166,854)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2016	$1,263,466

Change in unrealized gains (losses) relating to securities still held at February 29, 2016	$19,290

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 26.63%
FHLMC	6.00%	7-1-2017	$9,151	$9,335
FHLMC	7.50	7-17-2017	10,893	11,017
FHLMC Series T-54 Class 4A ±	3.12	2-25-2043	436,756	463,745
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	534,547	646,086
FHLMC Series T-63 Class 1A1 ±	1.49	2-25-2045	371,905	391,378
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	398,468	478,035
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	590,835	660,702
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	649,391	784,593
FNMA ±	1.48	4-1-2037	242,623	249,783
FNMA ±	1.48	10-1-2044	224,297	228,886
FNMA ±	1.49	10-1-2034	211,463	215,168
FNMA ±	1.49	4-1-2044	167,270	169,873
FNMA ±	1.65	7-1-2017	508	507
FNMA ±	1.87	9-1-2033	129,531	135,469
FNMA ±	1.90	4-1-2034	276,472	291,467
FNMA ±	1.92	10-1-2033	307,394	321,286
FNMA ±	2.06	6-1-2033	292,332	306,566
FNMA ±	2.13	12-1-2033	253,737	266,200
FNMA ±	2.16	6-1-2033	202,774	208,665
FNMA ±	2.16	8-1-2035	244,022	255,514
FNMA ±	2.29	1-1-2036	188,982	196,704
FNMA ±	2.33	7-1-2035	218,391	229,578
FNMA	5.50	2-1-2017	18,616	18,837
FNMA Series 2003-W4 Class 3A ±	6.50	10-25-2042	245,051	282,441
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	184,777	216,854
FNMA Series 2007-88 Class HC ±	2.48	9-25-2037	215,698	228,533
HUD	0.83	8-1-2016	150,000	150,009

Total Agency Securities (Cost $6,895,151)				7,417,231

Asset-Backed Securities : 25.94%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	45,823	45,803
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	65,120	65,096
Ally Auto Receivables Trust Series 2014-SN2 Class A2B ±	0.73	3-20-2017	45,026	45,010
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	130,000	129,864
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	140,000	140,034
Ally Auto Receivables Trust Series 2016-2 Class A2%%	1.25	10-15-2018	140,000	139,996
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,557
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	56,017	55,954
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	77,367	77,215
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	124,734
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	135,000	134,235
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2 ±	1.18	6-10-2019	140,000	140,012
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	125,000	124,697
Bank of the West Auto Trust Series 2015-1 Class A2 144A±	0.78	4-16-2018	80,188	80,061
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	62,353	62,318
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	130,000	130,115
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B ±	0.83	10-20-2017	150,000	149,771
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,208
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	82,895	82,775
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	130,000	130,201
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	0.88	11-15-2018	139,942	139,993
CarMax Auto Owner Trust Series 2016-1 Class A2	1.30	4-15-2019	140,000	140,011
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	120,286
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	47,001	46,934
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	64,599	64,459
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.81	4-25-2024	110,000	108,871
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	51,865	51,799
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	128,459	128,250
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	27,028	27,020
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	124,468	124,371
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	106,983	106,890

1

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06%	5-15-2019	$250,000	$249,967
Ford Credit Auto Owner Trust Series 2016-A Class A2 ±	0.83	12-15-2018	140,000	140,071
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	89,670	89,513
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	92,762	92,739
GM Financial Automobile Lease Series 2016-1A Class A2	1.75	7-20-2018	140,000	139,985
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.79	1-25-2045	166,679	162,665
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	77,746	77,646
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	100,000	99,985
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	140,000	139,989
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	130,000	130,229
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	140,000	140,055
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2 144A	1.33	7-16-2018	140,000	140,021
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	69,779	69,704
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	130,000	129,900
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	84,429	84,329
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	130,000	130,156
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2B ±	0.70	6-15-2018	130,000	130,013
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	130,000	130,032
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	71,076	70,970
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	130,000	129,980
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	135,000	134,812
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.71	7-16-2018	130,000	130,042
Santander Drive Auto Receivables Trust Series 2015-3 Class A2A	1.02	9-17-2018	95,898	95,756
Santander Drive Auto Receivables Trust Series 2015-4 Class A2B ±	1.13	12-17-2018	114,745	114,817
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	119,828	119,797
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	71,642	71,568
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	103,670	103,547
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.64	11-15-2017	126,223	126,177
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B ±	0.76	2-15-2018	120,000	120,059
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	89,481	89,291
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	130,000	129,149
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	84,854	84,618
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	150,000	150,321
World Omni Auto Receivables Trust Series 2015-B	0.96	7-15-2019	130,000	129,832

Total Asset-Backed Securities (Cost $7,232,133)				7,225,275

Corporate Bonds and Notes : 25.54%

Consumer Discretionary : 1.03%

Automobiles : 0.18%
American Honda Finance Corporation ±	1.44	2-22-2019	50,000	50,064

Hotels, Restaurants & Leisure : 0.27%
McDonald’s Corporation	5.80	10-15-2017	70,000	74,734

Specialty Retail : 0.58%
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	161,447

Consumer Staples : 2.54%

Beverages : 0.83%
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	140,000	140,329
PepsiCo Incorporated ±	0.87	7-17-2017	90,000	89,998

				230,327

Food Products : 1.71%
Cargill Incorporated 144A	1.90	3-1-2017	114,000	114,642
Diageo Capital plc	1.50	5-11-2017	90,000	90,200
General Mills Incorporated	5.70	2-15-2017	85,000	88,682
Kellogg Company	4.45	5-30-2016	94,000	94,798

2

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Kraft Heinz Company 144A	1.60%	6-30-2017	$90,000	$89,903

				478,225

Energy : 1.07%

Oil, Gas & Consumable Fuels : 1.07%
Chevron Corporation ±	0.72	2-22-2017	110,000	109,672
Chevron Corporation	1.34	11-9-2017	30,000	29,931
Exxon Mobil Corporation ±%%	1.00	2-28-2018	90,000	90,000
Marathon Oil Corporation	6.00	10-1-2017	70,000	67,901

				297,504

Financials : 9.30%

Banks : 3.07%
Bank of America Corporation	2.00	1-11-2018	50,000	49,825
Bank of America Corporation	3.88	3-22-2017	70,000	71,604
Branch Banking & Trust Company ±	0.82	9-13-2016	250,000	249,623
Citigroup Incorporated	1.80	2-5-2018	150,000	149,002
Citigroup Incorporated	1.85	11-24-2017	40,000	39,871
HSBC USA Incorporated ±	1.39	8-7-2018	110,000	108,868
JPMorgan Chase & Company	3.15	7-5-2016	120,000	120,929
JPMorgan Chase & Company	6.00	1-15-2018	60,000	64,364

				854,086

Capital Markets : 1.41%
Charles Schwab Corporation	2.20	7-25-2018	90,000	91,034
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,243
Goldman Sachs Group Incorporated	5.95	1-18-2018	50,000	53,314
Morgan Stanley	4.75	3-22-2017	50,000	51,640
Morgan Stanley	5.55	4-27-2017	115,000	119,981
State Street Corporation	2.88	3-7-2016	37,000	37,010

				393,222

Consumer Finance : 2.96%
American Honda Finance Corporation	0.95	5-5-2017	60,000	59,800
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,105
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,069
BMW Bank North America	0.70	7-18-2016	245,000	245,108
Caterpillar Financial Service	1.80	11-13-2018	90,000	91,208
Daimler Finance North America LLC 144A	2.63	9-15-2016	150,000	151,019
John Deere Capital Corporation ±	1.19	1-8-2019	75,000	75,104
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	121,134

				823,547

Diversified Financial Services : 0.66%
AIG Global Funding 144A	1.65	12-15-2017	100,000	99,757
General Electric Capital Corporation	5.63	9-15-2017	80,000	85,301

				185,058

Insurance : 0.45%
Marsh & Mclennan Company Incorporated	2.55	10-15-2018	54,000	55,235
New York Life Global Funding 144A	1.55	11-2-2018	70,000	69,731

				124,966

3

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs : 0.75%
AvalonBay Communities Incorporated	5.70%	3-15-2017	$80,000	$83,353
Boston Properties LP	3.70	11-15-2018	90,000	93,252
ERP Operating LP	5.75	6-15-2017	30,000	31,470

				208,075

Health Care : 1.80%

Health Care Equipment & Supplies : 0.40%
Baxter International Incorporated	1.85	1-15-2017	60,000	60,296
Becton Dickinson & Company	1.80	12-15-2017	50,000	50,063

				110,359

Health Care Providers & Services : 0.68%
Cardinal Health Incorporated	1.90	6-15-2017	90,000	90,298
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,111
UnitedHealth Group Incorporated	1.70	2-15-2019	30,000	30,024

				190,433

Pharmaceuticals : 0.72%
AbbVie Incorporated	1.80	5-14-2018	20,000	19,944
Johnson & Johnson ±%%	1.00	3-1-2019	90,000	90,080
Merck & Company Incorporated ±	0.75	2-10-2017	90,000	90,035

				200,059

Industrials : 2.51%

Aerospace & Defense : 0.43%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,193
Northrop Grumman Corporation	1.75	6-1-2018	90,000	89,848

				120,041

Commercial Services & Supplies : 0.29%
Cintas Corporation No. 2	2.85	6-1-2016	80,000	80,439

Electrical Equipment : 0.79%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	90,000	90,283
Eaton Corporation	1.50	11-2-2017	80,000	79,647
Roper Industries Incorporated	1.85	11-15-2017	50,000	49,914

				219,844

Machinery : 0.35%
Parker Hannifin Corporation	5.50	5-15-2018	90,000	97,293

Road & Rail : 0.65%
Burlington Northern Santa Fe LLC	5.65	5-1-2017	80,000	83,911
Union Pacific Corporation	5.75	11-15-2017	90,000	96,566

				180,477

Information Technology : 1.72%

Communications Equipment : 0.43%
Cisco Systems Incorporated ±	0.82	6-15-2018	90,000	89,886

4

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Communications Equipment (continued)
Cisco Systems Incorporated ±	1.21%	2-21-2018	$30,000	$30,069

				119,955

IT Services : 0.18%
Visa Incorporated	1.20	12-14-2017	50,000	50,164

Software : 0.32%
Oracle Corporation ±	0.82	7-7-2017	90,000	89,893

Technology Hardware, Storage & Peripherals : 0.79%
Apple Incorporated	0.90	5-12-2017	90,000	90,074
Apple Incorporated	1.70	2-22-2019	30,000	30,264
HP Enterprise Company 144A	2.45	10-5-2017	100,000	99,858

				220,196

Materials : 0.97%

Chemicals : 0.97%
Ecolab Incorporated	3.00	12-8-2016	90,000	91,074
Praxair Incorporated	1.05	11-7-2017	90,000	89,639
Sherwin-Williams Company	1.35	12-15-2017	90,000	89,845

				270,558

Telecommunication Services : 0.79%

Diversified Telecommunication Services : 0.79%
AT&T Incorporated	1.60	2-15-2017	90,000	90,175
Verizon Communications Incorporated	1.35	6-9-2017	130,000	129,933

				220,108

Utilities : 3.81%

Electric Utilities : 3.04%
Alabama Power Company Series Q	5.50	10-15-2017	90,000	95,254
Commonwealth Edison Company	5.95	8-15-2016	120,000	122,536
Connecticut Light & Power	5.38	3-1-2017	75,000	78,093
Florida Power Corporation	5.80	9-15-2017	80,000	85,320
Sierra Pacific Power Company	6.00	5-15-2016	120,000	121,223
Southern California Edison Company	1.13	5-1-2017	90,000	89,983
Union Electric Company	6.40	6-15-2017	120,000	127,256
Westar Energy Incorporated	5.15	1-1-2017	75,000	77,070
Xcel Energy Incorporated	1.20	6-1-2017	50,000	49,823

				846,558

Multi-Utilities : 0.77%
Consumers Energy Company	5.15	2-15-2017	130,000	134,721
Entergy Mississippi Incorporated	3.25	6-1-2016	80,000	80,271

				214,992

Total Corporate Bonds and Notes (Cost $7,119,358)				7,112,624

5

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 1.83%
Arizona : 0.25%
Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95%	9-1-2016	$70,000	$70,029

Michigan : 0.70%
Chippewa Valley MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.18	5-1-2017	60,000	60,187
Saranac MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.03	5-1-2016	135,000	135,069

				195,256

Minnesota : 0.11%
Saint Paul MN Housing & RDA HealthPartners Obligated Group Series B (Health Revenue)	1.04	7-1-2016	30,000	30,021

North Carolina : 0.48%
North Carolina Education Assistance Authority Student Loan Backed notes Series 2011-1 Tranche A-2 (Education Revenue) ±	1.52	1-26-2026	135,704	135,366

Pennsylvania : 0.29%
Chester County PA (GO Revenue)	0.59	5-15-2016	80,000	80,003

Total Municipal Obligations (Cost $510,849)				510,675

Non-Agency Mortgage-Backed Securities : 5.54%
Bear Stearns Commercial Mortgage Securities Trust Series 2007 PW16 Class A1A ±	5.72	6-11-2040	87,257	90,828
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	129,380	135,270
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.63	3-15-2026	71,814	70,841
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	112,070	111,864
CNH Equipment Trust Series 2015 Class A2B ±	0.90	12-17-2018	140,000	139,976
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	5.81	12-10-2049	127,961	132,935
Dell Equipment Finance Trust Series 2015-1 Class A2 144A	1.01	7-24-2017	123,825	123,632
GAHR Commercial Mortgage Trust Series 2015 144A±	1.73	12-15-2016	138,717	137,390
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	105,424	107,960
Morgan Stanley Capital I Series 2007-T27 Class A4 ±	5.64	6-11-2042	121,985	126,999
SLMA Series 2006 1 Class A5 ±	0.73	7-26-2021	135,000	132,931
SLMA Series 2014-1 Class A1 ±	0.71	5-28-2019	6,244	6,239
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	130,722	129,382
Towd Point Mortgage Trust Series 2015-6-A1 144A±	3.50	4-25-2055	95,871	97,772

Total Non-Agency Mortgage-Backed Securities (Cost $1,558,510)				1,544,019

U.S. Treasury Securities : 10.94%
U.S. Treasury Note	0.63	7-31-2017	300,000	299,426
U.S. Treasury Note	0.63	9-30-2017	1,350,000	1,346,625
U.S. Treasury Note	0.88	7-15-2017	1,400,000	1,402,078

Total U.S. Treasury Securities (Cost $3,046,026)				3,048,129

Yankee Corporate Bonds and Notes : 2.40%

Energy : 0.86%

Oil, Gas & Consumable Fuels : 0.86%
Shell International Finance Company ±	0.94	5-10-2017	90,000	89,459

6

Wells Fargo Stable Income Portfolio	Portfolio of investments — February 29, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital SA		2.30%	3-15-2016	$150,000	$150,091

					239,550

Financials : 1.01%

Banks : 0.64%
Bank of Nova Scotia ±		0.96	6-11-2018	90,000	89,615
Toronto Dominion Bank ±		1.16	7-23-2018	90,000	89,408

					179,023

Diversified Financial Services : 0.37%
ConocoPhillips Canada Funding Company		5.63	10-15-2016	100,000	102,067

Industrials : 0.53%

Road & Rail : 0.53%
Canadian National Railway Company		1.45	12-15-2016	90,000	90,220
Canadian National Railway Company		5.80	6-1-2016	57,000	57,718

					147,938

Total Yankee Corporate Bonds and Notes (Cost $671,137)					668,578

		Yield		Shares
Short-Term Investments : 2.93%

Investment Companies : 2.93%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.43		814,610	814,610

Total Short-Term Investments (Cost $814,610)					814,610

Total investments in securities (Cost $27,847,774)*	101.75%				28,341,141
Other assets and liabilities, net	(1.75)				(486,910)

Total net assets	100.00%				$27,854,231

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $27,283,503 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,131,687
Gross unrealized losses	(74,049)

Net unrealized gains	$1,057,638

Abbreviations:
GO	General obligation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HUD	Department of Housing and Urban Development
LLC	Limited liability company

7

Portfolio of investments — February 29, 2016 (unaudited)	Wells Fargo Stable Income Portfolio

LP	Limited partnership
plc	Public limited company
RDA	Redevelopment Authority
REIT	Real estate investment trust

8

Wells Fargo Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 29, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$7,417,231	$0	$7,417,231
Asset-backed securities	0	7,348,907	0	7,348,907
Corporate bonds and notes	0	7,112,624	0	7,112,624
Municipal obligations	0	510,675	0	510,675
Non-agency mortgage-backed securities	0	1,420,387	0	1,420,387
U.S. Treasury securities	3,048,129	0	0	3,048,129
Yankee corporate bonds and notes	0	668,578	0	668,578
Short-term investments
Investment companies	814,610	0	0	814,610

Total assets	$3,862,739	$24,478,402	$0	$28,341,141

Liabilities
Futures contracts	$1,523	$0	$0	$1,523

Total liabilities	$1,523	$0	$0	$1,523

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 29, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended February 29, 2016, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 29, 2016, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains
6-30-2016	JPMorgan	15 Short	5-Year U.S. Treasury Notes	$1,814,766	$5,716

As of February 29, 2016, the Portfolio had segregated $13,500 as cash collateral for open futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 26, 2016

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 26, 2016

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 26, 2016